File No. 033-79562

         As filed with the Securities and Exchange Commission on April 12, 2010
      ====================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No. ____                                             [ ]
Post-Effective Amendment No.          20                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 19

                        (Check appropriate box or boxes)

                       AUL American Individual Unit Trust
               (Exact Name of Registrant as Specified in Charter)

     One American Square, Indianapolis, Indiana                       46282
  (Address of Principal Executive Offices)                          (Zip Code)

     Registrant's Telephone Number, including Area Code:      (317) 285-1877

    Richard M. Ellery, Esq., One American Square, Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (Check appropriate Space)

         [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]     on May 1, 2010 pursuant to paragraph (b) of Rule 485
         [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485
         [ ]     75 days after filing pursuant to paragraph (a)(2)
         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

                             PROSPECTUS FOR

                             IVA -
                             AUL AMERICAN INDIVIDUAL UNIT TRUST
                             INDIVIDUAL VARIABLE ANNUITY CONTRACTS

================================================================================

[LOGO OF ONEAMERICA]
    ONEAMERICA(R)

================================================================================

                             Products and financial services provided by:
                             AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                             a ONEAMERICA(R) company
                             P.O. Box 368, Indianapolis, Indiana 46206-0368
                             Telephone: (800) 537-6442

                                                                     MAY 1, 2010

                                   PROSPECTUS
                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY
                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
         ONE AMERICAN SQUARE, INDIANAPOLIS INDIANA 46282,(317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:
P.O.BOX 7127, INDIANAPOLIS, INDIANA 46206-7127 (800) 537-6442 www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL"). AUL designed the Contracts for use in connection with non-tax qualified retirement plans and deferred compensation plans for individuals ("Non-Qualified Plans"). Contract Owners may also use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code.

This Prospectus describes two (2) variations of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Unit Trust (the "Variable Account"). Each Investment Account of the Variable Account invests in shares of one (1) of the following Fund portfolios:

Alger Portfolios                                                     Janus Aspen Series
AllianceBernstein Variable Products Series Fund, Inc.                Invesco Variable Insurance Funds
American Century(R) Variable Portfolios, Inc.                        Neuberger Berman Advisers Management Trust
Calvert Variable Series, Inc.                                        OneAmerica Funds, Inc.
Columbia Funds Variable Insurance Trust                              Pioneer Variable Contracts Trust
Dreyfus Investment Portfolios                                        Royce Capital Fund
Dreyfus Variable Investment Fund                                     T. Rowe Price Equity Series, Inc.
Fidelity(R) Variable Insurance Products Freedom Funds                T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products                              Timothy Plan(R) Portfolio Variable Series
Franklin Templeton Variable Insurance Products Trust                 Vanguard(R) Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2010, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2010.

                                TABLE OF CONTENTS

Description                                                                 Page
DEFINITIONS ..............................................................    3
SUMMARY ..................................................................    5
  Purpose of the Contracts ...............................................    5
  Types of Contracts .....................................................    5
  The Variable Account and the Funds .....................................    5
  Fixed Account ..........................................................    7
  Premiums ...............................................................    7
  Transfers ..............................................................    7
  Withdrawals ............................................................    7
  Loan Privileges ........................................................    7
  The Death Benefit ......................................................    7
  Charges ................................................................    7
  Free Look Period .......................................................    7
  Dollar Cost Averaging ..................................................    7
  Contacting AUL .........................................................    8
EXPENSE TABLE ............................................................    8
CONDENSED FINANCIAL INFORMATION ..........................................    9

INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS ...............   18
  American United Life Insurance Company(R) ..............................   18
  Variable Account .......................................................   18
  The Funds ..............................................................   18
  Revenue AUL Receives ...................................................   18
  Funds and Objectives ...................................................   19
THE CONTRACTS ............................................................   21
  General ................................................................   21

PREMIUMS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD ..............   21
  Application for a Contract .............................................   21
  Premiums Under the Contracts ...........................................   21
  Free Look Period .......................................................   21
  Allocation of Premiums .................................................   21
  Transfers of Account Value .............................................   22
  Abusive Trading Practices ..............................................   22
    Late Trading .........................................................   22
    Market Timing ........................................................   22
  Dollar Cost Averaging Program ..........................................   23
  Contract Owner's Variable Account Value ................................   23
    Accumulation Units ...................................................   23
    Accumulation Unit Value ..............................................   23
    Net Investment Factor ................................................   23
CASH WITHDRAWALS AND THE DEATH PROCEEDS ..................................   24
  Cash Withdrawals .......................................................   24
  Loan Privileges ........................................................   24
  The Death Proceeds .....................................................   25
  Death of the Owner .....................................................   25
  Death of the Annuitant .................................................   25
  Payments from the Variable Account .....................................   25
CHARGES AND DEDUCTIONS ...................................................   26
  Premium Tax Charge .....................................................   26
  Withdrawal Charge ......................................................   26
  Mortality and Expense Risk Charge ......................................   26
  Annual Contract Fee ....................................................   27
  Other Charges ..........................................................   27
  Variations in Charges ..................................................   27
  Guarantee of Certain Charges ...........................................   27
  Expenses of the Funds ..................................................   27
ANNUITY PERIOD ...........................................................   27
  General ................................................................   27
  Annuity Options ........................................................   28
    Option 1 - Income for a Fixed Period .................................   28
    Option 2 - Life Annuity ..............................................   28
    Option 3 - Survivorship Annuity ......................................   28
    Selection of an Option ...............................................   28
THE FIXED ACCOUNT ........................................................   28
  Interest ...............................................................   28
  Withdrawals ............................................................   29
  Transfers ..............................................................   29
  Contract Charges .......................................................   29
  Payments from the Fixed Account ........................................   29
MORE ABOUT THE CONTRACTS .................................................   29
  Designation and Change of Beneficiary ..................................   29
  Assignability ..........................................................   29
  Proof of Age and Survival ..............................................   30
  Misstatements ..........................................................   30
  Acceptance of New Premiums .............................................   30
FEDERAL TAX MATTERS ......................................................   30
  Introduction ...........................................................   30
  Diversification Standards ..............................................   30
  Taxation of Annuities in General - Non-Qualified Plans .................   30
  Additional Considerations ..............................................   31
  Qualified Plans ........................................................   32
  Qualified Plan Federal Taxation Summary ................................   33
  403(b) Programs - Constraints on Withdrawals ...........................   33
  401 or 403(b) Programs - Loan Privileges ...............................   34
OTHER INFORMATION ........................................................   34
  Mixed and Shared Funding ...............................................   34
  Voting of Shares of the Funds ..........................................   34
  Substitution of Investments ............................................   34
  Changes to Comply with Law and Amendments ..............................   35
  Reservation of Rights ..................................................   35
  Periodic Reports .......................................................   35
  Legal Proceedings ......................................................   35
  Legal Matters ..........................................................   35
  Financial Statements ...................................................   35
STATEMENT OF ADDITIONAL INFORMATION ......................................   36

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PROGRAM - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the Federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCUMULATION PERIOD - The period commencing on the Contract Date and ending when the Contract is terminated, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to payment of Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-underwhich the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but AUL may not be open for business on other days.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT VALUE - The current value of a Contract, which is equal to the sum of Fixed Account Value and Variable Account Value. Initially, it is equal to the initial Premium and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of AUL's General Account in which all or a portion of an Owner's Contract Value may be held for accumulation at fixed rates of interest paid by AUL.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to the Fixed Account.

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Contract Value at the time the first withdrawal in a given Contract Year is requested.

FUND - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - A sub-account of the Variable Account that invests in shares of one (1) of the Funds.

NON-TAX QUALIFIED DEFERRED COMPENSATION PLAN - An unfunded arrangement in which an employer makes agreements with management or highly compensated employees to make payments in the future in exchange for their current services.

OWNER - See "Contract Owner."

PREMIUMS - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

QUALIFIED PLANS - Employee Benefit Plans, 401 Programs, 403(b) Programs, 457 Programs, and 408 and 408A Programs.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - AUL American Individual Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.

VARIABLE ACCOUNT VALUE - The total value under a Contract allocated to the Investment Accounts of the Variable Account.

WITHDRAWAL VALUE - An Owner's Contract Value minus the applicable withdrawal charge.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS
AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408, or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

TYPES OF CONTRACTS
AUL offers two (2) variations of contracts that are described in this Prospectus. With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One (1) Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first Contract Year.

THE VARIABLE ACCOUNT AND THE FUNDS
AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into sub accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:

INVESTMENT ACCOUNT AND
CORRESPONDING
FUND PORTFOLIO                            FUND                                           INVESTMENT ADVISOR
-----------------------                   -------------                                  -------------------------
AIM V.I. Core Equity Fund                 Invesco Variable Insurance Funds               Invesco Advisors, Inc.
AIM V.I. Dynamics Fund                    Invesco Variable Insurance Funds               Invesco Advisors, Inc.
AIM V.I. Financial Services Fund          Invesco Variable Insurance Funds               Invesco Advisors, Inc.
AIM V.I. Global Health Care Fund          Invesco Variable Insurance Funds               Invesco Advisors, Inc.
AIM V.I. Global Real Estate Fund          Invesco Variable Insurance Funds               Invesco Advisors, Inc.
AIM V.I. High Yield Fund                  Invesco Variable Insurance Funds               Invesco Advisors, Inc.
AIM V.I. International Growth Fund        Invesco Variable Insurance Funds               Invesco Advisors, Inc.
AIM V.I. Utilities Fund                   Invesco Variable Insurance Funds               Invesco Advisors, Inc.
Alger LargeCap Growth Portfolio           Alger Portfolios                               The Manager
Alger SmallCap Growth Portfolio           Alger Portfolios                               The Manager
AllianceBernstein VPS International       AllianceBernstein Variable Products Series     AllianceBernstein L.P.
  Growth Portfolio                          Fund, Inc.
AllianceBernstein VPS International       AllianceBernstein Variable Products Series     AllianceBernstein L.P.
  Value Portfolio                           Fund, Inc.
AllianceBernstein VPS Small/Mid Cap       AllianceBernstein Variable Products Series     AllianceBernstein L.P.
  Value Portfolio                           Fund, Inc.
American Century(R) VP Capital            American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
  Appreciation                                                                             Management, Inc.
American Century(R) VP Income &           American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
  Growth Portfolio                                                                         Management, Inc.
American Century(R) VP International      American Century(R) Variable Portfolios, Inc.  American Century(R) Global Investment
  Portfolio                                                                                Management, Inc.
American Century(R) VP Mid Cap            American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
  Value Fund                                                                               Management, Inc.
American Century(R) VP Ultra(R)           American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                           Management, Inc.
American Century(R) VP Vista(SM)          American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                           Management, Inc.
Calvert Social Mid Cap Growth Portfolio   Calvert Variable Series, Inc.                  Calvert Asset Management Company, Inc.
Columbia Federal Securities Fund,         Columbia Funds Variable Insurance Trust        Columbia Management Advisors, LLC
  Variable Series
Columbia Small Cap Value Fund,            Columbia Funds Variable Insurance Trust        Columbia Management Advisors, LLC
  Variable Series
Dreyfus Investment Portfolio, Small Cap   Dreyfus Investment Portfolios                  The Dreyfus Corporation
  Stock Index Portfolio

INVESTMENT ACCOUNT AND
CORRESPONDING
FUND PORTFOLIO                            FUND                                           INVESTMENT ADVISOR
-----------------------                   -------------                                  -------------------------
Dreyfus Investment Portfolios,            Dreyfus Investment Portfolios                  The Dreyfus Corporation
  Technology Growth Portfolio
Dreyfus Variable Investment Fund,         Dreyfus Variable Investment Fund               The Dreyfus Corporation
  Appreciation Portfolio
Fidelity(R) VIP Freedom Income Portfolio  Fidelity(R) Variable Insurance Products        Strategic Advisers, Inc.
                                            Freedom Funds
Fidelity(R) VIP Freedom 2005 Portfolio    Fidelity(R) Variable Insurance Products        Strategic Advisers, Inc.
                                            Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio    Fidelity(R) Variable Insurance Products        Strategic Advisers, Inc.
                                            Freedom Funds
Fidelity(R) VIP Freedom 2015 Portfolio    Fidelity(R) Variable Insurance Products        Strategic Advisers, Inc.
                                            Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio    Fidelity(R) Variable Insurance Products        Strategic Advisers, Inc.
                                            Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio    Fidelity(R) Variable Insurance Products        Strategic Advisers, Inc.
                                            Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio    Fidelity(R) Variable Insurance Products        Strategic Advisers, Inc.
                                            Freedom Funds
Fidelity(R) VIP Asset Manager(SM)         Fidelity(R) Variable Insurance Products        Fidelity(R) Management & Research Company
  Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio   Fidelity(R) Variable Insurance Products        Fidelity(R) Management & Research Company
Fidelity(R) VIP Equity-Income Portfolio   Fidelity(R) Variable Insurance Products        Fidelity(R) Management & Research Company
Fidelity(R) VIP Growth Portfolio          Fidelity(R) Variable Insurance Products        Fidelity(R) Management & Research Company
Fidelity(R) VIP High Income Portfolio     Fidelity(R) Variable Insurance Products        Fidelity(R) Management & Research Company
Fidelity(R) VIP Index 500 Portfolio       Fidelity(R) Variable Insurance Products        Fidelity(R) Management & Research Company
Fidelity(R) VIP Mid Cap Portfolio         Fidelity(R) Variable Insurance Products        Fidelity(R) Management & Research Company
Fidelity(R) VIP Overseas Portfolio        Fidelity(R) Variable Insurance Products        Fidelity(R) Management & Research Company
Franklin Small Cap Value Securities Fund  Franklin Templeton Variable Insurance          Franklin Advisory Services, LLC
                                            Products Trust
Franklin Templeton VIP Founding Funds     Franklin Templeton Variable Insurance          Franklin Templeton Services, LLC
  Allocation Fund                           Products Trust
Janus Aspen Flexible Bond Portfolio       Janus Aspen Series                             Janus Capital Management LLC
Janus Aspen Forty Portfolio               Janus Aspen Series                             Janus Capital Management LLC
Janus Aspen Overseas Portfolio (formerly  Janus Aspen Series                             Janus Capital Management LLC
  Janus Aspen International Growth
  Portfolio)
Janus Aspen Perkins Mid Cap               Janus Aspen Series                             Janus Capital Management LLC
  Value Portfolio
Janus Aspen Worldwide Portfolio           Janus Aspen Series                             Janus Capital Management LLC
Neuberger Berman AMT Mid-Cap              Neuberger Berman Advisers Management Trust     Neuberger Berman Management LLC
  Growth Portfolio
Neuberger Berman AMT Regency Portfolio    Neuberger Berman Advisers Management Trust     Neuberger Berman Management LLC
Neuberger Berman AMT Short Duration       Neuberger Berman Advisers Management Trust     Neuberger Berman Management LLC
  Bond Portfolio
Neuberger Berman AMT Small Cap            Neuberger Berman Advisers Management Trust     Neuberger Berman Management LLC
  Growth Portfolio
OneAmerica Asset Director Portfolio       OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Investment Grade Bond          OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
  Portfolio
OneAmerica Money Market Portfolio         OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Value Portfolio                OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
Pioneer Emerging Markets VCT Portfolio    Pioneer Variable Contracts Trust               Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio       Pioneer Variable Contracts Trust               Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio                Pioneer Variable Contracts Trust               Pioneer Investment Management, Inc.
Pioneer Growth Opportunities              Pioneer Variable Contracts Trust               Pioneer Investment Management, Inc.
  VCT Portfolio
Royce Small-Cap Portfolio                 Royce Capital Fund                             Royce & Associates, LLC
Templeton Foreign Securities Fund         Franklin Templeton Variable Insurance          Franklin Advisory Services, LLC
                                            Products Trust
Templeton Global Bond Securities Fund     Franklin Templeton Variable Insurance          Franklin Advisory Services, LLC
                                            Products Trust
T. Rowe Price Blue Chip Growth Portfolio  T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio     T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond Portfolio T. Rowe Price Fixed Income Series, Inc.        T. Rowe Price Associates, Inc.
Timothy Plan(R) Conservative              Timothy Plan(R) Portfolio Variable Series      Timothy Partners, LTD
  Growth Variable
Timothy Plan(R) Strategic Growth Variable Timothy Plan(R) Portfolio Variable Series      Timothy Partners, LTD
Vanguard Diversified Value Portfolio      Vanguard(R) Variable Insurance Fund            Barrow, Hanley, Mewhinney & Strauss, Inc.
Vanguard(R) VIF Mid-Cap Index Portfolio   Vanguard(R) Variable Insurance Fund            Vanguard(R) Quantitative Equity Group
Vanguard(R) VIF Small Company             Vanguard(R) Variable Insurance Fund            Granahan Investment Management, Inc. &
  Growth Portfolio                                                                         Vanguard(R) Quantitative Equity Group
Vanguard(R) VIF Total Bond Market         Vanguard(R) Variable Insurance Fund            Vanguard(R) Fixed Income Group
  Index Portfolio

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

FIXED ACCOUNT

The Contract Owner may allocate Premiums to the Fixed Account, which is part of AUL's General Account. Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. See "The Fixed Account."

PREMIUMS

For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum Premium payment is $50. For the first three (3) Contract Years, Premiums must total, on a cumulative basis, at least $300 each Contract Year. For One (1) Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first (1st) year Premium of $5,000. See "Premiums under the Contracts."

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Contract Value in that Account. If, after any transfer, the remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request for a transfer of the entire Contract Value in that Investment Account.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers.

Amounts transferred from the Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

WITHDRAWALS

The Contract Owner may surrender the Contract or take a withdrawal from the Contract Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of a surrender and withdrawals.

LOAN PRIVILEGES

Prior to the Annuity Date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Contract Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds" and "Annuity Period."

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a premium tax charge, and an administrative fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

FREE LOOK PERIOD

The Contract Owner has the right to return the Contract for any reason within ten (10) days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the greater of (1) Premium payments, or (2) the Contract Value minus amounts deducted for premium taxes.

DOLLAR COST AVERAGING

Owners may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under a DCA Program, the Owner authorizes AUL to transfer a specific dollar amount from the One America Money

Market Investment Account, ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. An Owner may elect monthly, quarterly, semi-annual, or annual DCA transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program. To participate in the program, AUL requires a minimum transfer amount of $500, and a minimum deposit of $10,000. For further information, see the explanation under "Dollar Cost Averaging Program."

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Service Office shown in the front of this Prospectus.

                                  EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to Annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE")(1)

                                           CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)
Contract Year                1        2        3        4        5        6        7        8        9        10        11 or more
-------------               ---      ---      ---      ---      ---      ---      ---      ---      ---      ----       ----------
Flexible Premium            10%       9%       8%       7%       6%       5%       4%       3%       2%       1%            0%
  Contracts
One Year Flexible            7%       6%       5%       4%       3%       2%       1%       0%       0%       0%            0%
  Premium Contracts

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE
Maximum annual Contract fee (per year)(2) .............................      $30

VARIABLE ACCOUNT ANNUAL EXPENSE (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
Mortality and expense risk fee ........................................    1.25%

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value as of the most recent Contract Anniversary. See "Withdrawal Charge."

(2) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Contract Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

The next item shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                                                         MINIMUM         MAXIMUM
  (expenses that are deducted from Fund assets,
  including management fees, distribution and/or
  service (12b-1) fees, and other expenses) ....................................              0.10%           2.08%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable Annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If the Owner surrenders his or her Contract at the end of the applicable time period:

                                            1 Year          3 Years         5 Years          10 Years
                                           -------          -------         -------          --------
Flexible Premium Contracts                 $125.90          $184.85         $243.96          $397.05
One Year Flexible Premium Contracts         $99.09          $156.90         $215.64          $386.93

(2) If the Owner annuitizes at the end of the applicable time period:

                                            1 Year          3 Years         5 Years          10 Years
                                           -------          -------         -------          --------
Flexible Premium Contracts                 $125.90          $184.85         $243.96          $397.05
One Year Flexible Premium Contracts         $99.09          $156.90         $215.64          $386.93

(3) If the Owner does not surrender his or her Contract:

                                            1 Year          3 Years         5 Years          10 Years
                                           -------          -------         -------          --------
Flexible Premium Contracts                 $36.53           $110.97         $187.32          $386.93
One Year Flexible Premium Contracts        $36.53           $110.97         $187.32          $386.93

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from January 1, 2000 to December 31, 2009. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2009. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
OneAmerica Asset Director Portfolio
  2009                                        $12.09                             $15.07                      341,401
  2008                                         16.42                              12.09                      425,587
  2007                                         15.83                              16.42                      607,506
  2006                                         14.50                              15.83                      729,459
  2005                                         13.64                              14.50                      888,427
  2004                                         12.38                              13.64                      901,224
  2003                                          9.83                              12.38                      946,137
  2002                                         10.22                               9.83                    1,022,613
  2001                                          9.36                              10.22                      791,595
  2000                                          8.20                               9.36                      699,230
OneAmerica Investment Grade Bond Portfolio
  2009                                         $9.27                             $10.57                      242,897
  2008                                          9.48                               9.27                      292,968
  2007                                          9.02                               9.48                      315,884
  2006                                          8.80                               9.02                      403,599
  2005                                          8.72                               8.80                      475,535
  2004                                          8.48                               8.72                      606,151
  2003                                          8.19                               8.48                      730,464
  2002                                          7.68                               8.19                    1,038,100
  2001                                          7.27                               7.68                      741,931
  2000                                          6.64                               7.27                      832,310
  1999                                          6.80                               6.64                      943,532

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
OneAmerica Money Market Portfolio
  2009                                         $1.39                              $1.37                    2,086,942
  2008                                          1.38                               1.39                    4,546,990
  2007                                          1.33                               1.38                    2,367,854
  2006                                          1.29                               1.33                    1,568,319
  2005                                          1.27                               1.29                    2,098,007
  2004                                          1.27                               1.27                    2,876,254
  2003                                          1.28                               1.27                    3,388,874
  2002                                          1.28                               1.28                    5,033,630
  2001                                          1.25                               1.28                    6,068,801
  2000                                          1.20                               1.25                    4,782,887
OneAmerica Value Portfolio
  2009                                        $12.86                             $16.55                      434,615
  2008                                         20.66                              12.86                      485,686
  2007                                         20.20                              20.66                      683,115
  2006                                         18.01                              20.20                      812,286
  2005                                         16.60                              18.01                      892,522
  2004                                         14.62                              16.60                      904,469
  2003                                         10.84                              14.62                      921,289
  2002                                         11.80                              10.84                      927,497
  2001                                         10.74                              11.80                      860,430
  2000                                          9.25                              10.74                      740,079
AIM V.I. Core Equity Fund II
  2009                                         $5.00 (05/01/2009)                 $6.19                            0
AIM V.I. Dynamics Fund
  2009                                         $3.84                              $5.41                        4,008
  2008                                          7.50                               3.84                        3,566
  2007                                          6.77                               7.50                        2,948
  2006                                          5.98                               6.77                        2,661
AIM V.I. Financial Services Fund
  2009                                         $2.00                              $2.52                           29
  2008                                          4.99                               2.00                          917
  2007                                          6.50                               4.99                       17,564
  2006                                          5.65                               6.50                        6,789
  2005                                          5.00 (04/20/2005)                  5.65                            0
AIM V.I. Global Health Care Fund
  2009                                         $4.54                              $5.72                        8,447
  2008                                          6.44                               4.54                        7,713
  2007                                          5.83                               6.44                        7,671
  2006                                          5.61                               5.83                       11,706
  2005                                          5.00 (04/20/2005)                  5.61                        5,768
AIM V.I. Global Real Estate Fund
  2009                                         $4.14                              $5.38                       33,476
  2008                                          7.57                               4.14                       36,490
  2007                                          8.12                               7.57                       62,974
  2006                                          5.76                               8.12                      122,438
  2005                                          5.00 (04/20/2005)                  5.76                       14,188
AIM V.I. High Yield Fund
  2009                                         $4.18                              $6.30                       11,478
  2008                                          5.69                               4.18                        8,421
  2007                                          5.69                               5.69                        6,347
  2006                                          5.21                               5.69                        3,001
  2005                                          5.00 (04/20/2005)                  5.21                        3,212

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
AIM V.I. International Growth Fund
  2009                                        $5.00 (05/01/2009)                  $6.61                        4,086
AIM V.I. Utilities Fund
  2009                                        $5.50                               $6.24                       28,608
  2008                                         8.23                                5.50                       32,290
  2007                                         6.91                                8.23                       38,272
  2006                                         5.58                                6.91                      100,213
  2005                                         5.00 (04/20/2005)                   5.58                       96,217
Alger LargeCap Growth Portfolio
  2009                                        $7.87                              $11.47                      607,192
  2008                                        14.80                                7.87                      707,940
  2007                                        12.49                               14.80                      892,820
  2006                                        12.03                               12.49                    1,133,677
  2005                                        10.87                               12.03                    1,436,440
  2004                                        10.44                               10.87                    1,905,091
  2003                                         7.82                               10.44                    2,283,060
  2002                                        11.81                                7.82                    2,541,780
  2001                                        13.57                               11.81                    3,032,038
  2000                                        16.12                               13.57                    3,351,765
  1999                                        12.20                               16.12                    3,129,409
Alger SmallCap Growth Portfolio
  2009                                        $4.58                               $6.58                       41,555
  2008                                         8.69                                4.58                       43,937
  2007                                         7.50                                8.69                       46,582
  2006                                         6.33                                7.50                       43,648
  2005                                         5.00 (04/20/2005)                   6.33                       26,828
AllianceBernstein VPS International Growth Portfolio
  2009                                        $2.63                               $3.63                        6,970
  2008                                         5.00 (05/01/2008)                   2.63                            0
AllianceBernstein VPS International Value Portfolio
  2009                                        $2.41                               $3.20                       14,249
  2008                                         5.00 (05/01/2008)                   2.41                        2,257
AllianceBernstein VPS Small/Mid Cap Value Portfolio
  2009                                        $3.17                               $4.48                       10,996
  2008                                         5.00 (05/01/2008)                   3.17                          891
American Century(R) VP Capital Appreciation Portfolio
  2009                                        $7.39                              $10.00                       51,461
  2008                                        13.90                                7.39                       87,443
  2007                                         9.65                               13.90                      114,873
  2006                                         8.34                                9.65                       87,444
  2005                                         6.92                                8.34                      141,130
  2004                                         6.51                                6.92                      118,571
  2003                                         5.47                                6.51                      155,915
  2002                                         7.03                                5.47                      167,762
  2001                                         9.90                                7.03                      195,070
  2000                                         9.19                                9.90                      210,580
American Century(R) VP Income & Growth Portfolio
   2009                                       $3.97                               $4.63                       48,645
   2008                                        6.14                                3.97                       59,462
   2007                                        6.22                                6.14                       76,667
   2006                                        5.38                                6.22                       84,821
   2005                                        5.00 (04/20/2005)                   5.38                       88,500

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
American Century(R) VP International Portfolio
  2009                                        $7.46                              $9.86                     230,196
  2008                                        13.70                               7.46                     264,029
  2007                                        11.75                              13.70                     313,636
  2006                                         9.51                              11.75                     364,093
  2005                                         8.51                               9.51                     383,987
  2004                                         7.49                               8.51                     416,805
  2003                                         6.09                               7.49                     529,757
  2002                                         7.75                               6.09                     587,161
  2001                                        11.08                               7.75                     634,536
  2000                                        13.49                              11.08                     748,381
American Century(R) VP Mid Cap Value Fund
  2009                                        $5.00 (12/01/2009)                 $6.53                       2,048
American Century(R) VP Ultra(R)
  2009                                        $3.62                              $4.81                       1,642
  2008                                         6.27                               3.62                       1,605
  2007                                         5.25                               6.27                       1,455
  2006                                         5.51                               5.25                         398
  2005                                         5.00 (04/20/2005)                  5.51                         116
American Century(R) VP Vista(SM)
  2009                                        $4.31                              $5.22                       6,622
  2008                                         8.50                               4.31                       9,628
  2007                                         6.16                               8.50                      19,618
  2006                                         5.87                               6.16                       7,331
Calvert Social Mid Cap Growth Portfolio
  2009                                        $7.31                              $9.53                      85,349
  2008                                        11.79                               7.31                      96,570
  2007                                        10.84                              11.79                     117,438
  2006                                        10.27                              10.84                     144,217
  2005                                        10.35                              10.27                     180,616
  2004                                         9.59                              10.35                     232,078
  2003                                         7.37                               9.59                     280,104
  2002                                        10.40                               7.37                     300,921
  2001                                        11.99                              10.40                     345,255
  2000                                        10.89                              11.99                     363,903
Columbia Federal Securities Fund, Variable Series
  2009                                        $5.26                              $5.29                         452
  2008                                         5.00 (05/01/2008)                  5.26                       6,575
Columbia Small Cap Value Fund, Variable Series
  2009                                        $3.70                              $4.58                       5,688
  2008                                         5.00 (05/01/2008)                  3.70                         753
Dreyfus IP Small Cap Stock Index Portfolio
  2009                                        $5.00 (05/01/2009)                 $6.37                       1,688
Dreyfus Investment Portfolios, Technology Growth Portfolio
  2009                                        $3.84                              $5.96                      62,788
  2008                                         6.63                               3.84                       6,905
  2007                                         5.86                               6.63                       1,957
  2006                                         5.83                               5.86                         898
Dreyfus Variable Investment Fund, Appreciation Portfolio
  2009                                        $4.37                              $5.28                         668
  2008                                         6.30                               4.37                         635
  2007                                         5.97                               6.30                         500
  2006                                         5.20                               5.97                       1,303
  2005                                         5.00 (04/20/2005)                  5.20                         123

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
Fidelity(R) VIP Freedom Income Portfolio
  2009                                        $5.04                               $5.73                            0
  2008                                         5.70                                5.04                        1,142
  2007                                         5.44                                5.70                        2,134
  2006                                         5.17                                5.44                            0
  2005
Fidelity(R) VIP Freedom 2005 Portfolio
  2009                                        $4.62                               $5.61                          151
  2008                                         6.14                                4.62                          610
  2007                                         5.72                                6.14                        2,051
  2006                                         5.42                                5.72                        1,373
  2005                                         5.00 (05/20/2005)                   5.42                           24
Fidelity(R) VIP Freedom 2010 Portfolio
  2009                                        $4.58                               $5.61                         3481
  2008                                         6.18                                4.58                        7,222
  2007                                         5.76                                6.18                        3,402
  2006                                         5.31                                5.76                        3,368
  2005                                         5.00 (05/20/2005)                   5.31                           49
Fidelity(R) VIP Freedom 2015 Portfolio
  2009                                        $4.59                               $5.68                        3,554
  2008                                         6.37                                4.59                        3,468
  2007                                         5.90                                6.37                        9,384
  2006                                         5.38                                5.90                        9,317
  2005                                         5.00 (05/20/2005)                   5.38                        6,087
Fidelity(R) VIP Freedom 2020 Portfolio
  2009                                        $4.35                               $5.54                        4,759
  2008                                         6.54                                4.35                        4,203
  2007                                         6.01                                6.54                        6,316
  2006                                         5.47                                6.01                        5,485
  2005                                         5.00 (05/20/2005)                   5.47                          122
Fidelity(R) VIP Freedom 2025 Portfolio
  2009                                        $4.31                               $5.54                          654
  2008                                         6.63                                4.31                          693
  2007                                         6.08                                6.63                          773
  2006                                         5.48                                6.08                          938
  2005                                         5.00 (05/20/2005)                   5.48                          570
Fidelity(R) VIP Freedom 2030 Portfolio
  2009                                        $4.15                               $5.39                        3,847
  2008                                         6.78                                4.15                        3,578
  2007                                         6.16                                6.78                        2,557
  2006                                         5.52                                6.16                          533
  2005                                         5.00 (05/20/2005)                   5.52                          164
Fidelity(R) VIP Asset Manager(SM) Portfolio
  2009                                        $8.15                              $10.39                      409,373
  2008                                        11.58                                8.15                      494,247
  2007                                        10.15                               11.58                      589,267
  2006                                         9.58                               10.15                      739,082
  2005                                         9.32                                9.58                    1,013,205
  2004                                         8.95                                9.32                    1,307,102
  2003                                         7.68                                8.95                    1,574,937
  2002                                         8.52                                7.68                    1,801,385
  2001                                         9.00                                8.52                    2,108,498
  2000                                         9.48                                9.00                    2,360,234

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
  2009                                        $12.13                             $16.26                      554,862
  2008                                         21.36                              12.13                      588,981
  2007                                         18.40                              21.36                      781,372
  2006                                         16.68                              18.40                      932,949
  2005                                         14.44                              16.68                    1,096,372
  2004                                         12.66                              14.44                    1,217,539
  2003                                          9.98                              12.66                    1,365,801
  2002                                         11.15                               9.98                    1,501,146
  2001                                         12.86                              11.15                    1,672,826
  2000                                         13.95                              12.86                    1,904,106
Fidelity(R) VIP Equity-Income Portfolio
  2009                                         $8.13                             $10.46                      285,839
  2008                                         14.36                               8.13                      358,359
  2007                                         14.32                              14.36                      457,083
  2006                                         12.06                              14.32                      532,221
  2005                                         11.54                              12.06                      626,276
  2004                                         10.48                              11.54                      800,706
  2003                                          8.14                              10.48                      929,422
  2002                                          9.92                               8.14                    1,044,755
  2001                                         10.57                               9.92                    1,192,856
  2000                                          9.87                              10.57                    1,281,414
Fidelity(R) VIP Growth Portfolio
  2009                                         $8.28                             $10.49                      419,225
  2008                                         15.87                               8.28                      477,997
  2007                                         12.65                              15.87                      604,539
  2006                                         11.99                              12.65                      761,894
  2005                                         11.48                              11.99                      954,765
  2004                                         11.24                              11.48                    1,290,813
  2003                                          8.57                              11.24                    1,541,416
  2002                                         12.41                               8.57                    1,703,339
  2001                                         15.26                              12.41                    1,977,370
  2000                                         17.36                              15.26                    2,205,925
Fidelity(R) VIP High Income Portfolio
  2009                                         $6.10                              $8.67                      151,725
  2008                                          8.23                               6.10                      162,799
  2007                                          8.11                               8.23                      192,302
  2006                                          7.38                               8.11                      257,162
  2005                                          7.28                               7.38                      310,090
  2004                                          6.72                               7.28                      396,131
  2003                                          5.35                               6.72                      486,496
  2002                                          5.24                               5.35                      503,559
  2001                                          6.01                               5.24                      553,994
  2000                                          7.85                               6.01                      636,408
Fidelity(R) VIP Index 500 Portfolio
  2009                                        $10.35                             $12.94                      704,378
  2008                                         16.63                              10.35                      813,540
  2007                                         15.97                              16.63                    1,061,978
  2006                                         13.97                              15.97                    1,264,276
  2005                                         13.50                              13.97                    1,556,360
  2004                                         12.36                              13.50                    1,860,942
  2003                                          9.73                              12.36                    2,160,335
  2002                                         12.68                               9.73                    2,336,745
  2001                                         14.60                              12.68                    2,676,627
  2000                                         16.31                              14.60                    2,953,386

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class
  2009                                        $5.00 (05/01/2009)                  $6.44                      2,700
Fidelity(R) VIP Overseas Portfolio
  2009                                        $7.05                               $8.81                    201,674
  2008                                        12.71                                7.05                    222,005
  2007                                        10.97                               12.71                    255,376
  2006                                         9.41                               10.97                    274,739
  2005                                         8.00                                9.41                    251,503
  2004                                         7.13                                8.00                    226,012
  2003                                         5.04                                7.13                    239,795
  2002                                         6.40                                5.04                    248,603
  2001                                         8.22                                6.40                    313,481
  2000                                        10.28                                8.22                    370,560
Franklin Small Cap Value Securities Fund
  2009                                        $3.31                               $4.24                          0
  2008                                         5.00 (05/01/2008)                   3.31                         26
Franklin Templeton VIP Founding Funds Allocation
  2009                                        $3.34                               $4.30                      1,496
  2008                                         5.00 (05/01/2008)                   3.34                      2,074
Janus Aspen Flexible Bond Portfolio
  2009                                        $5.74                               $6.42                    117,369
  2008                                         5.48                                5.74                    105,589
  2007                                         5.19                                5.48                     57,549
  2006                                         5.04                                5.19                     28,428
  2005                                         5.00 (04/20/2005)                   5.04                     26,871
Janus Aspen Forty Portfolio
  2009                                        $2.72                               $3.93                      4,964
  2008                                         5.00 (05/01/2008)                   2.72                        930
Janus Aspen International Growth Portfolio
  2009                                        $5.00 (05/01/2009)                  $7.14                     12,976
Janus Aspen Mid-Cap Value
  2009                                        $5.00 (05/01/2009)                  $6.09                        162
Janus Aspen Worldwide Portfolio
  2009                                        $3.78                               $5.14                      4,994
  2008                                         6.91                                3.78                      3,390
  2007                                         6.39                                6.91                      8,934
  2006                                         5.47                                6.39                      6,406
  2005                                         5.00 (04/20/2005)                   5.47                      1,055
Neuberger Berman AMT Regency Portfolio
  2009                                        $3.50                               $5.06                     13,576
  2008                                         6.53                                3.50                     20,190
  2007                                         6.40                                6.53                     32,222
  2006                                         5.83                                 6.4                     34,136
  2005                                         5.00 (04/20/2005)                   5.83                     29,880
Neuberger Berman AMT Mid-Cap Growth Portfolio
  2009                                        $5.00 (05/01/2009)                  $6.31                        813
Neuberger Berman AMT Short Duration Bond Portfolio
  2009                                        $4.57                               $5.11                     17,392
  2008                                         5.34                                4.57                     23,091
  2007                                         5.16                                5.34                     54,828
  2006                                         5.02                                5.16                     20,331
  2005                                         5.00 (04/20/2005)                   5.02                     15,527

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio
  2009                                         $3.47                              $4.21                        1,224
  2008                                          5.81                               3.47                        1,170
  2007                                          5.85                               5.81                       28,007
  2006                                          5.63                               5.85                       33,482
  2005                                          5.00 (04/20/2005)                  5.63                       37,603
Pioneer Emerging Markets VCT Portfolio
  2009                                         $2.22                              $3.83                       28,807
  2008                                          5.00 (05/01/2008)                  2.22                          414
Pioneer Equity Income VCT Portfolio Series
  2009                                         $5.00 (05/01/2009)                 $6.11                          366
Pioneer Fund VCT Portfolio
  2009                                         $3.69                              $5.23                       10,144
  2008                                          6.52                               3.69                       10,631
  2007                                          6.29                               6.52                        7,682
  2006                                          5.54                               6.29                        3,741
Pioneer Growth Opportunities VCT Portfolio
  2009                                         $4.23                              $5.27                       10,144
  2008                                          5.79                               4.23                        4,732
  2007                                          6.10                               5.79                        8,910
  2006                                          5.85                               6.10                       12,042
  2005                                          5.00 (04/20/2005)                  5.85                        9,029
Royce Small-Cap Portfolio
  2009                                         $3.52                              $4.69                        4,977
  2008                                          5.00 (05/01/2008)                  3.52                           16
T. Rowe Price Blue Chip Growth Portfolio
  2009                                         $3.86                              $5.42                       25,032
  2008                                          6.80                               3.86                       36,958
  2007                                          6.11                               6.80                       44,767
  2006                                          5.64                               6.11                       39,193
  2005                                          5.00 (04/20/2005)                  5.64                       10,121
T. Rowe Price Equity Income Portfolio
  2009                                        $10.45                             $12.96                      605,197
  2008                                         16.56                              10.45                      697,547
  2007                                         16.24                              16.56                      892,226
  2006                                         13.82                              16.24                    1,068,164
  2005                                         13.46                              13.82                    1,278,129
  2004                                         11.86                              13.46                    1,475,903
  2003                                          9.57                              11.86                    1,660,201
  2002                                         11.16                               9.57                    1,789,805
  2001                                         11.14                              11.16                    1,926,097
  2000                                          9.97                              11.14                    1,976,378
T. Rowe Price Limited-Term Bond Portfolio
  2009                                         $5.40                              $5.78                       70,097
  2008                                          5.39                               5.40                       32,399
  2007                                          5.17                               5.39                        9,732
  2006                                          5.03                               5.17                       12,307
  2005                                          5.00 (04/20/2005)                  5.03                       12,952
Templeton Global Bond Securities Fund
  2009                                         $5.02                              $5.89                           36
  2008                                          5.00 (05/01/2008)                  5.02                           39
Templeton Foreign Securities Fund
  2009                                         $5.00 (05/01/2009)                 $6.80                          936

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD          AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                        ------------------------    -----------------------    ------------------------------
Timothy Plan(R) Conservative Growth Variable
  2009                                        $4.43                              $5.37                      4,016
  2008                                         6.27                               4.43                      3,324
  2007                                         5.84                               6.27                      4,033
  2006                                         5.42                               5.84                      7,533
  2005                                         5.00 (04/20/2005)                  5.42                      3,122
Timothy Plan(R) Strategic Growth Variable
  2009                                        $3.96                              $5.06                      1,011
  2008                                         6.63                               3.96                      1,012
  2007                                         6.10                               6.63                      1,387
  2006                                         5.62                               6.10                      1,831
  2005                                         5.00 (04/20/2005)                  5.62                        709
Vanguard(R) Diversified Value Portfolio
  2009                                        $3.42                              $4.28                       2,234
  2008                                         5.00 (05/01/2008)                  3.42                         637
Vanguard(R) VIF Mid-Cap Index Portfolio
  2009                                        $3.98                              $5.52                     114,054
  2008                                         6.93                               3.98                     120,066
  2007                                         6.61                               6.93                     115,782
  2006                                         5.88                               6.61                     114,233
  2005                                         5.00 (04/20/2005)                  5.88                      52,623
Vanguard(R) VIF Small Company Growth Portfolio
  2009                                        $3.93                              $5.41                      22,033
  2008                                         6.58                               3.93                      16,077
  2007                                         6.42                               6.58                      13,610
  2006                                         5.90                               6.42                      12,785
  2005                                         5.00 (04/20/2005)                  5.90                       1,472
Vanguard(R) VIF Total Bond Market Index Portfolio
  2009                                        $5.69                              $5.96                     139,197
  2008                                         5.48                               5.69                     132,994
  2007                                         5.19                               5.48                      42,714
  2006                                         5.03                               5.19                      42,777
  2005                                         5.00 (04/20/2005)                  5.03                      13,951

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and Annuity business. At December 31, 2009, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $21,820.3 million and had equity of $1,639.0 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Unit Trust was established by AUL on April 14, 1994, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, Funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/ Advisors of Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, , Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and/or Participants, through their indirect investment in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest.

These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, Fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FUND                                                         OBJECTIVE
----                                                         ---------
AIM V.I. Core Equity Fund                                    Seeks growth of capital.
AIM V.I. Dynamics Fund                                       Seeks long-term capital growth.
AIM V.I. Financial Services Fund                             Seeks capital growth.
AIM V.I. Global Health Care Fund                             Seeks capital growth.
AIM V.I. Global Real Estate Fund                             Seeks high total return through growth of capital and current income.
AIM V.I. High Yield Fund                                     Seeks a high level of current income.
AIM V.I. International Growth Fund                           Seeks long-term growth of capital.
AIM V.I. Utilities Fund                                      Seeks capital growth and income.
Alger LargeCap Growth Portfolio                              Seeks long-term capital appreciation.
Alger SmallCap Growth Portfolio                              Seeks long-term capital appreciation.
AllianceBernstein VPS International Growth Portfolio         Seeks long-term growth of capital.
AllianceBernstein VPS International Value Portfolio          Seeks long-term growth of capital.
AllianceBernstein VPS Small/Mid Cap Value Portfolio          Seeks long-term growth of capital.
American Century(R) VP Capital Appreciation                  Seeks capital growth and seeks income as a secondary objective.
American Century(R) VP Income & Growth Portfolio             Seeks capital growth and income as a secondary objective.
American Century(R) VP International Portfolio               Seeks capital growth.
American Century(R) VP Mid Cap Value Fund                    Seeks long-term growth of capital and seeks income as a secondary objective.
American Century(R) VP Ultra(R)                              Seeks long-term capital growth.

FUND                                                         OBJECTIVE
----                                                         ---------
American Century(R) VP Vista(SM)                             Seeks long-term capital growth.
Calvert Social Mid Cap Growth Portfolio                      Seeks long-term capital appreciation.
Columbia Federal Securities Fund, Variable Series            Seeks high level of current income.
Columbia Small Cap Value Fund, Variable Series               Seeks long-term capital appreciation.
Dreyfus Investment Portfolio,
  Small Cap Stock Index Portfolio                            Seeks to match the performance of the S&P 500(R) Composite
                                                               Stock Price Index.
Dreyfus Investment Portfolio,
  Technology Growth Portfolio                                Seeks capital appreciation.
Dreyfus Variable Investment Portfolio,
  Appreciation Portfolio                                     Seeks long-term capital and seeks income as a
                                                               secondary objective.
Fidelity(R) VIP Freedom Income Portfolio                     Seeks high total return with a secondary objective of principal preservation.
Fidelity(R) VIP Freedom 2005 Portfolio                       Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2010 Portfolio                       Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2015 Portfolio                       Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2020 Portfolio                       Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2025 Portfolio                       Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2030 Portfolio                       Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Asset Manager(SM) Portfolio                  Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio                      Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio                      Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio                             Seeks to achieve capital appreciation.
Fidelity(R) VIP High Income Portfolio                        Seeks a high level of current income, while also considering growth of capital.
Fidelity(R) VIP Index 500 Portfolio                          Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as
                                                               represented by the S&P 500(R).
Fidelity(R) VIP Mid Cap Portfolio                            Seeks long-term growth of capital.
Fidelity(R) VIP Overseas Portfolio                           Seeks long-term growth of capital.
Franklin Small Cap Value Securities Fund                     Seeks long-term total return.
Franklin Templeton VIP Founding Funds Allocation Fund        Seeks capital appreciation and income as a secondary objective.
Janus Aspen Flexible Bond Portfolio                          Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                                  Seeks growth of capital.
Janus Aspen Overseas Portfolio                               Seeks growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio                  Seeks capital appreciation.
Janus Aspen Worldwide Portfolio                              Seeking growth of capital.
Neuberger Berman AMT Mid-Cap Growth Portfolio                Seeks growth of capital.
Neuberger Berman AMT Regency Portfolio                       Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio           Seeks highest available income with a secondary objective of total return.
Neuberger Berman AMT Small Cap Growth Portfolio              Seeks long-term capital growth.
OneAmerica Asset Director Portfolio                          Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio                   Seeks a high level of income and capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio                            Seeks to provide a level of current income.
OneAmerica Value Portfolio                                   Seeks long-term capital appreciation and seeks current investment income as a secondary objective.
Pioneer Emerging Markets VCT Portfolio                       Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio                          Seeks current income and long-term growth of capital.
Pioneer Fund VCT Portfolio                                   Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT Portfolio                   Seeks growth of capital.
Royce Small-Cap Fund                                         Seeks long-term growth of capital.
T. Rowe Price Blue Chip Growth Portfolio                     Seeks to provide long-term growth and income as a secondary objective.
T. Rowe Price Equity Income Portfolio                        Seeks substantial dividend income and long-term capital growth.
T. Rowe Price Limited-Term Bond Portfolio                    Seeks high level of income.
Templeton Foreign Securities Fund                            Seeks long-term capital growth.
Templeton Global Bond Securities Fund                        Seeks high current income with a secondary objective of capital appreciation..
Timothy Plan(R) Conservative Growth Variable                 Seeks long-term growth of capital.
Timothy Plan(R) Strategic Growth Variable                    Seeks to provide high long-term growth of capital
Vanguard(R) Diversified Value Portfolio                      Seeks long-term capital appreciation and income.
Vanguard(R) VIF Mid-Cap Index Portfolio                      Seeks to track the performance of the MSCI(R) US Mid Cap 450 Index.
Vanguard(R) VIF Small Company Growth Portfolio               Seeks long-term capital appreciation.
Vanguard(R) VIF Total Bond Market Index Portfolio            Seeks to track the performance of the Barclays Aggregate Float
                                                               Adjusted Bond Index.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain Federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50. Premiums must accumulate a total of at least $300 each Contract Year for the first three (3) Contract Years. Premiums may not total more than $12,000 in any one Contract Year unless otherwise agreed to by AUL.

For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $500; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and $2,000 in the first Contract Year for Qualified Plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.

If the minimum Premium amounts under Flexible Premium or One Year Flexible Premium Contracts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Contract Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Corporate Office. AUL reserves the right to refuse to accept new Premiums for a contract at any time.

FREE LOOK PERIOD

The Owner has the right to return the Contract for any reason within the Free Look Period which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Free Look Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund either the greater of (1) Premium payments or (2) the Contract Value as of the end of the Valuation Period in which AUL receives the Contract.

ALLOCATION OF PREMIUMS

Initial Premiums will be allocated among the Investment Accounts of the Variable Account or to the Fixed Account as instructed by the Contract Owner. Allocation to the Investment Accounts and the Fixed Account must be made in increments of 1 percent.

A Contract Owner may change the allocation instructions at any time by giving Proper Notice of the change to AUL at its Corporate Office and such allocation will continue in effect until subsequently changed. Any such change in allocation instructions will be effective upon receipt of the change in allocation instructions by AUL at its Corporate Office. Changes in the allocation of future Premiums have no effect on Premiums that have already been applied. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Account in the manner described in "Transfers of Account Value."

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Contract Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Contract Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Contract Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one (1) or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "Fixed Account."

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

                 TRANSFER             UNIT              UNITS
MONTH             AMOUNT             VALUE            PURCHASED
-----            --------            -----            ---------
  1               $1,000              $20               50
  2               $1,000              $25               40
  3               $1,000              $30               33.333
  4               $1,000              $40               25
  5               $1,000              $35               28.571
  6               $1,000              $30               33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under a DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from the Fixed Account are not permitted under the DCA. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the Program, a minimum deposit of $10,000 is required.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at $1 and $5 for each of the other Investment Accounts. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation

Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no Federal income taxes are applicable under present law and no such charge is currently assessed);

 (b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; and

 (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

                     CASH WITHDRAWALS AND THE DEATH PROCEEDS

CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Corporate Office. A surrender of a Contract Owner's Variable Account Value will result in a withdrawal payment equal to the Owner's Contract Value allocated to the Variable Account as of the end of the Valuation Period during which AUL receives Proper Notice, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Contract Value. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Owner's Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. Requests for a withdrawal that would leave a Contract Value of less than $5000 for a nonqualified One (1) Year Flexible Premium Contract ($2,000 for a qualified contract) and less than the required cumulative minimum for a Flexible Premium Contract will be treated as a request for a surrender. AUL may change or waive this provision at its discretion.

The minimum amount that may be withdrawn from a Contract Owner's Contract Value is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts. If the remaining Contract Value is less than these amounts, a request for a withdrawal will be treated as a surrender of the Contract. In addition, the Contracts may be issued in connection with certain retirement programs that are subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed, and if the Owner does not specify, in proportion to the Owner's Contract Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until proper instructions are received by AUL at its Corporate Office.

A surrender or a withdrawal may result in the deduction of a withdrawal charge and may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal that results in receipt of proceeds by a Contract Owner may result in receipt of taxable income to the Contract Owner and, in some instances, a tax penalty. In addition, distributions under certain Qualified Plans may result in a tax penalty. See "Tax Penalty For All Annuity Contracts." Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on qualified Contracts under 401 or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Contract Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Contract Value. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one (1) year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above. We reserve the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Contract Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Proceeds will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts.

THE DEATH PROCEEDS

If a Contract Owner dies at or after age 76, the amount of the Death Proceeds is equal to the Contract Owner's Contract Value as of the end of the Valuation Period in which due proof of death is received by AUL at its Corporate Office. If a Contract Owner or, as described below, an Annuitant, dies before age 76, the Death Proceeds will be the greater of the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by AUL at its Corporate Office or the value given by
(a)-(b)-(c)+(d) where: (a) is the net Premiums; (b) is any amounts withdrawn (including any withdrawal charges) prior to death; (c) is the annual fees assessed prior to death; and (d) is the interest earned on (a)-(b)-(c), credited at an annual effective rate of 4 percent until the date of death.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. If a settlement option is elected, the Beneficiary must be named the Annuitant and payments must begin within one (1) year of the Contract Owner's death. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Contract Value without any early withdrawal charge. However, depending upon the circumstances, a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Contract Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Contract Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven (7) days from the date a proper request is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account, see "The Fixed Account."

                             CHARGES AND DEDUCTIONS
PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract has not been in existence for a certain period of time. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value at the most recent Contract Anniversary. Any transfer of Contract Value from the Fixed Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred. The chart below illustrates the amount of the withdrawal charge that applies to both variations of Contracts based on the number of years that the Contract has been in existence.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life Annuity or survivorship Annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life Annuity or survivorship option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract.

                           CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT
                           ---------------------------------------------------------

Contract Year              1      2      3      4      5      6       7       8       9      10      11 or more
-------------             --     --     --     --     --     --      --      --      --      --      ----------
Flexible Premium
  Contracts              10%     9%     8%     7%     6%     5%      4%      3%      2%      1%          0%

One Year Flexible
  Premium Contracts       7%     6%     5%     4%     3%     2%      1%      0%      0%      0%          0%

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. (Please see the Expense Table for the charge). This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the

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extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

ANNUAL CONTRACT FEE

AUL deducts an Annual Contract fee from each Owner's Contract Value equal to the lesser of 2 percent of the Contract Value or $30 per year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract fee is waived on each Contract Anniversary when the Contract Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Contract Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and administrative charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or administrative charge may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive the withdrawal charge and administrative charge on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                 ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Contract Value may be applied to provide an Annuity under one (1) of the options described in "Annuity Options." The adjusted value will be equal to the value of the Owner's Contract Value as of the Annuity Date, reduced by any applicable Premium or similar taxes, and any applicable withdrawal charge. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth (5th) Contract Year or later and a life Annuity or survivorship Annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life Annuity or survivorship Annuity Option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The Contracts provide for three (3) Annuity Options, any one (1) of which may be elected, except as otherwise noted. A lump-sum distribution may also be elected. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (as adjusted), except that in the case of Option 1, age is not a consideration. The Annuity rates are based upon an assumed interest rate of 3 percent, compounded annually. Generally, if no Annuity Option has been selected for a Contract Owner, annuity payments will be made to the Annuitant under Option 2. For Contracts used in connection with certain Employee Benefit Plans and employer sponsored 403(b) Programs, Annuity payments to Contract Owners who are married will be made under Option 3, with the Contract Owner's spouse as contingent Annuitant, unless the Contract Owner otherwise elects and obtains his or her spouse's consent. Annuity payments will begin as of the Annuity Date. Once Annuity payments have commenced, a Contract Owner cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $100 each, AUL has the right to make either a lump-sum settlement or to make larger payments on a less frequent basis. AUL also reserves the right to change the minimum payment amount.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options. To help ensure timely receipt of the first Annuity payment, a transfer of a Contract Owner's Contract Value in the Variable Account should be made to the Fixed Account at least two (2) weeks prior to the Annuity Date.

ANNUITY OPTIONS

OPTION 1 - INCOME FOR A FIXED PERIOD

An Annuity payable monthly for a fixed period (not more than twenty (20) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary.

OPTION 2 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. A minimum number of payments can be guaranteed such as one hundred-twenty (120) or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant and, after the death of the Annuitant, an amount equal to 50 percent, or 100 percent (as specified in the election) of such Annuity, will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

An election of this option is automatically cancelled if either the Contract Owner or the contingent Annuitant dies before the Annuity Date.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the applicable Qualified Plan for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 100 percent election specified above may not be available.

                                THE FIXED ACCOUNT

Contributions or transfers to the Fixed Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.

INTEREST

A Contract Owner's Fixed Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one (1) year. If AUL determines a Current Rate in excess of the Guaranteed Rate, Premiums allocated or transfers to the Fixed Account under a Contract during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year.

Amounts contributed or transferred to the Fixed Account earn interest at the Current Rate then in effect. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Contract

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

Owner's Fixed Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Account. AUL bears the investment risk for Contract Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

A Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from the Fixed Account is $500 or, if the Fixed Account Value is less than $500, the Contract Owner's remaining Fixed Account Value. If the amount remaining in the Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested. The maximum amount that may be transferred in any one (1) Contract Year is the lesser of 20 percent of a Contract Owner's Fixed Account Value as of the last Contract Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Contract Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT

Surrenders, withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at its Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

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

However, under certain Qualified Plans, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.

MISSTATEMENTS

If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

                               FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of Qualified Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the Qualified Plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT HIS OR HER TAX ADVISOR.

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract Owner's control of the investments of a separate account may cause the contract Owner, rather than the AUL, to be treated as the Owner of the assets held by the separate account.

If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. At present, it is not clear, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as Annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLAN

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards".

  1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a contract prior to the Annuity Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a withdrawal or surrender) exceeds the "investment in the contract." In general, the "investment in the contract" is that portion, if any, of Premiums paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract. Similarly, loans under a contract generally are treated as distributions under the contract.

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

  2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the contract exceeds the investment in the contract.

  3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of Annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludible portion of Annuity payments to date equals the investment in the contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from employee benefit plans and 403(b) arrangements.

  4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the recipient reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (2) attributable to the recipient's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the recipient, or the joint lives (or joint life expectancies) of the recipient and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first
(1st) year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five
(5) years from the date of the first payment and after the recipient attains age 59 1/2, or (b) before the recipient reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity contract, a contract must provide the following two (2) distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated Beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

  2. GIFT OF ANNUITY CONTRACTS

Generally, gifts of contracts (not purchased in connection with a Qualified
Plan) before the Annuity Commencement Date will trigger income tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

  3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the contract is held by a non-natural person (for example, a corporation in connection with its Non-Tax Qualified Deferred Compensation Plan) the income on that contract (generally the Account Value less the Premium payments) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of an employee benefit plan, and in the case of immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this new rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Securities Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit. Any refund of Premium must be applied to payment of future Premiums or the purchase of additional benefits. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

  2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute nondeductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

  3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits corporate employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits there under.

In order for a retirement plan to be "qualified" under Code Section 401, it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for tax-sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan,
2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets is permitted, provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

  5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan or IRA. Non periodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-sheltered Annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.

                                OTHER INFORMATION

MIXED AND SHARED FUNDING

The portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either:
(i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase.

If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by Federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any Federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations there under or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the Federal securities and Federal income tax laws have been passed upon by Dechert LLP.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2009, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                 Page
-----------                                                                 ----
GENERAL INFORMATION AND HISTORY ..........................................    3
DISTRIBUTION OF CONTRACTS ................................................    3
CUSTODY OF ASSETS ........................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ...............................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ...........    3
  403(b) Programs ........................................................    4
  408 and 408A Programs ..................................................    4
  Employee Benefit Plans .................................................    5
  Tax Penalty for All Annuity Contracts ..................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities ......    5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................    6
FINANCIAL STATEMENTS .....................................................    6

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

--------------------------------------------------------------------------------

   No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

   AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration Statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

   The products described herein are not insured by the Federal Deposit Insurance Corporation ("FDIC"); are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE

                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               Dated: May 1, 2010

--------------------------------------------------------------------------------

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member FINRA, SIPC, a wholly-owned subsidiary of AUL.

[LOGO OF ONEAMERICA]
   ONEAMERICA(R)

American United Life Insurance Company(R) a ONEAMERICA(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(C) 2010 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                7-13945   5/1/10



                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2010

                       AUL American Individual Unit Trust

                     Individual Variable Annuity Contracts

                                   Offered By

                   American United Life Insurance Company(R)

                              One American Square

                          Indianapolis, Indiana 46282

                                 (317) 285-4045

                               www.oneamerica.com


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated May 1, 2010

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

TABLE OF CONTENTS

Description             Page
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE
 VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
  403(b) Programs
  408 and 408A Programs
   Employee Benefit Plans
  Tax Penalty for All Annuity Contracts
  Withholding for Employee Benefit Plans and Tax-
   Deferred Annuities
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

AUL is the Principal Underwriter for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulatory Authority. ("FINRA").

AUL serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three
(3) investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

       TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself

                                403(b) PROGRAMS

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $16,500 for 2010. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $19,500 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $49,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and Contract Owner's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 per year and thereafter or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $49,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $16,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant's investment. The portion so excluded is determined at the time the payments commence by dividing the participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100 percent of a participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.


In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


       WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums. All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 pecent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2009 and 2008 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2009, December 31, 2008 and December 31, 2007, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

Financial Statements

Financial Statements of the Registrant

The financial statements of AUL American Individual Unit Trust as of December 31, 2009 are included in this Statement of Additional Information.


A Message From
The Chairman, President and Chief Executive Officer of
American United Life Insurance Company


To Participants in AUL American Individual Unit Trust

Investors were once again subjected to a tumultuous year during 2009 as prices and valuations for various asset classes gyrated wildly throughout the year. Investor sentiment shifted as the year progressed due to the realization that the financial system would survive the recent upheaval. Investors were also encouraged by government efforts to stimulate the U.S. economy and the improving prospects for a global economic recovery.

After experiencing one of the worst calendar year returns in 2008, the U.S. equity market staged an impressive rally during 2009. The S&P 500 ended the year with a 26.5 percent investment return, its best calendar year advance since 2003. However, this 12-month return masks the volatility that occurred during the year. During the first quarter, the equity market continued its downward spiral with the S&P 500 declining 25 percent on a principal basis until it reached its low on March 9. From this severe bear market low, the S&P 500 advanced 65 percent through the remainder of the year. Despite the impressive rally through year-end 2009, this broad market index was still trading 29 percent below its previous bull market high reached on October 9, 2007.

The rally in corporate bonds and other types of credit investments continued throughout 2009 as fixed income investors recaptured some of the significant losses experienced during the protracted credit crisis. The magnitude and duration of the outperformance has been unprecedented with several fixed income sectors logging record performance. Unprecedented low interest rates essentially forced portfolio managers to allocate capital to riskier assets given the low rates offered on short-term securities. We were in an environment where the more risk that was taken, the better the ultimate return.

As we move into 2010, the investment outlook remains favorable. However, last year's rally has resulted in elevated valuations from one year ago. Investors will be closely watching for continued verification of an economic recovery. They will also be monitoring corporate earnings and any indication that inflationary pressures are increasing, thereby eliciting a change in fiscal and monetary policy. As a result, meaningful outperformance is expected to be significantly more difficult to achieve during 2010.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.




                                /s/ Dayton H. Molendorp
                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of American United Life Insurance Company(R)
Indianapolis, Indiana
April 1, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the "Trust") at December 31, 2009, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securites at December 31, 2009 by correspondence with the underlying mutual funds, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCooper LLP
Indianapolis, Indiana
April 12, 2010

                       AUL American Individual Unit Trust
                                   OneAmerica
              OneAmerica Asset Director Portfolio O Class-682444872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,146,252    $        5,746,021                  323,054
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,146,252
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        5,146,252               341,401     $              15.07
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            123,568
Mortality & expense charges                                                                   (59,810)
                                                                                 --------------------
Net investment income (loss)                                                                   63,758
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (371,532)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,323,855
                                                                                 --------------------
Net gain (loss)                                                                               952,323
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,016,081
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          63,758     $          113,342
Net realized gain (loss)                                              (371,532)               429,034
Realized gain distributions                                                  -                121,291
Net change in unrealized appreciation (depreciation)                 1,323,855             (2,898,752)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,016,081             (2,235,085)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               157,230                392,420
Cost of units redeemed                                              (1,168,690)            (2,981,518)
Account charges                                                         (5,662)                (6,731)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,017,122)            (2,595,829)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (1,041)            (4,830,914)
Net assets, beginning                                                5,147,293              9,978,207
                                                             -----------------     ------------------
Net assets, ending                                           $       5,146,252              5,147,293
                                                             =================     ==================
Units sold                                                              12,940                 28,203
Units redeemed                                                         (97,126)              (210,122)
                                                             -----------------     ------------------
Net increase (decrease)                                                (84,186)              (181,919)
Units outstanding, beginning                                           425,587                607,506
                                                             -----------------     ------------------
Units outstanding, ending                                              341,401                425,587
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  29,012,905
Cost of units redeemed/account charges                                                    (31,002,091)
Net investment income (loss)                                                                3,695,336
Net realized gain (loss)                                                                    2,000,426
Realized gain distributions                                                                 2,039,445
Net change in unrealized appreciation (depreciation)                                         (599,769)
                                                                                        -------------
                                                                                        $   5,146,252
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    15.07          341     $    5,146          1.25%          24.6%
12/31/08         12.09          426          5,147          1.25%         -26.4%
12/31/07         16.42          608          9,978          1.25%           3.8%
12/31/06         15.83          729         11,545          1.25%           9.2%
12/31/05         14.50          889         12,884          1.25%           6.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.4%
12/31/08          2.8%
12/31/07          2.3%
12/31/06          2.1%
12/31/05          1.8%

                       AUL American Individual Unit Trust
                                   OneAmerica
          OneAmerica Investment Grade Bond Portfolio O Class-682444880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,568,365    $        2,521,229                  230,533
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,568,365
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,568,365               242,897     $              10.57
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            123,162
Mortality & expense charges                                                                   (32,096)
                                                                                 --------------------
Net investment income (loss)                                                                   91,066
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (28,537)
Realized gain distributions                                                                    14,969
Net change in unrealized appreciation (depreciation)                                          257,711
                                                                                 --------------------
Net gain (loss)                                                                               244,143
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            335,209
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          91,066     $          109,558
Net realized gain (loss)                                               (28,537)               (38,381)
Realized gain distributions                                             14,969                      -
Net change in unrealized appreciation (depreciation)                   257,711               (146,197)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      335,209                (75,020)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               155,457                822,383
Cost of units redeemed                                                (635,653)            (1,022,657)
Account charges                                                         (2,598)                (2,546)
                                                             -----------------     ------------------
Increase (decrease)                                                   (482,794)              (202,820)
                                                             -----------------     ------------------
Net increase (decrease)                                               (147,585)              (277,840)
Net assets, beginning                                                2,715,950              2,993,790
                                                             -----------------     ------------------
Net assets, ending                                           $       2,568,365              2,715,950
                                                             =================     ==================
Units sold                                                              15,899                 89,696
Units redeemed                                                         (65,970)              (112,612)
                                                             -----------------     ------------------
Net increase (decrease)                                                (50,071)               (22,916)
Units outstanding, beginning                                           292,968                315,884
                                                             -----------------     ------------------
Units outstanding, ending                                              242,897                292,968
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                               $   35,228,258
Cost of units redeemed/account charges                                                    (34,983,944)
Net investment income (loss)                                                                2,432,893
Net realized gain (loss)                                                                     (177,795)
Realized gain distributions                                                                    21,817
Net change in unrealized appreciation (depreciation)                                           47,136
                                                                                       --------------
                                                                                       $    2,568,365
                                                                                       ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    10.57          243     $    2,568          1.25%          14.1%
12/31/08          9.27          293          2,716          1.25%          -2.2%
12/31/07          9.48          316          2,994          1.25%           5.1%
12/31/06          9.02          404          3,641          1.25%           2.5%
12/31/05          8.80          475          4,184          1.25%           0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          4.7%
12/31/08          5.2%
12/31/07          4.2%
12/31/06          4.8%
12/31/05          3.6%

                       AUL American Individual Unit Trust
                                   OneAmerica
               OneAmerica Money Market Portfolio O Class-682444807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,866,724    $        2,866,724                2,866,724
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,866,724
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,866,724             2,086,942     $               1.37
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              5,833
Mortality & expense charges                                                                   (62,859)
                                                                                 --------------------
Net investment income (loss)                                                                  (57,026)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
                                                                                 --------------------
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -

Increase (decrease) in net assets from operations                                $            (57,026)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (57,026)    $           37,073
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (57,026)                37,073
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,812,423              8,980,422
Cost of units redeemed                                              (6,201,962)            (5,958,384)
Account charges                                                         (5,135)                (2,224)
                                                             -----------------     ------------------
Increase (decrease)                                                 (3,394,674)             3,019,814
                                                             -----------------     ------------------
Net increase (decrease)                                             (3,451,700)             3,056,887
Net assets, beginning                                                6,318,424              3,261,537
                                                             -----------------     ------------------
Net assets, ending                                           $       2,866,724              6,318,424
                                                             =================     ==================
Units sold                                                           2,295,775              6,647,805
Units redeemed                                                      (4,755,823)            (4,468,669)
                                                             -----------------     ------------------
Net increase (decrease)                                             (2,460,048)             2,179,136
Units outstanding, beginning                                         4,546,990              2,367,854
                                                             -----------------     ------------------
Units outstanding, ending                                            2,086,942              4,546,990
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 182,100,402
Cost of units redeemed/account charges                                                   (180,634,728)
Net investment income (loss)                                                                1,401,050
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $   2,866,724
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.37        2,087     $    2,867          1.25%          -1.1%
12/31/08          1.39        4,547          6,318          1.25%           0.9%
12/31/07          1.38        2,368          3,262          1.25%           3.6%
12/31/06          1.33        1,569          2,087          1.25%           3.1%
12/31/05          1.29        2,095          2,703          1.25%           1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.1%
12/31/08          1.9%
12/31/07          5.0%
12/31/06          4.8%
12/31/05          2.7%

                       AUL American Individual Unit Trust
                                   OneAmerica
                  OneAmerica Value Portfolio O Class-682444708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,194,664    $        9,273,187                  395,246
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,194,664
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        7,194,664               434,615     $              16.55
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            110,133
Mortality & expense charges                                                                   (77,847)
                                                                                 --------------------
Net investment income (loss)                                                                   32,286
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (630,757)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,144,772
                                                                                 --------------------
Net gain (loss)                                                                             1,514,015
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,546,301
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          32,286     $           66,094
Net realized gain (loss)                                              (630,757)               395,675
Realized gain distributions                                                  -                366,037
Net change in unrealized appreciation (depreciation)                 2,144,772             (5,274,539)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,546,301             (4,446,733)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               459,879                293,204
Cost of units redeemed                                              (1,051,726)            (3,700,747)
Account charges                                                         (7,395)                (8,741)
                                                             -----------------     ------------------
Increase (decrease)                                                   (599,242)            (3,416,284)
                                                             -----------------     ------------------
Net increase (decrease)                                                947,059             (7,863,017)
Net assets, beginning                                                6,247,605             14,110,622
                                                             -----------------     ------------------
Net assets, ending                                           $       7,194,664              6,247,605
                                                             =================     ==================
Units sold                                                              32,148                 20,989
Units redeemed                                                         (83,219)              (218,418)
                                                             -----------------     ------------------
Net increase (decrease)                                                (51,071)              (197,429)
Units outstanding, beginning                                           485,686                683,115
                                                             -----------------     ------------------
Units outstanding, ending                                              434,615                485,686
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  37,784,697
Cost of units redeemed/account charges                                                    (39,316,032)
Net investment income (loss)                                                                3,992,546
Net realized gain (loss)                                                                    2,625,073
Realized gain distributions                                                                 4,186,903
Net change in unrealized appreciation (depreciation)                                       (2,078,523)
                                                                                        -------------
                                                                                        $   7,194,664
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    16.55          435     $    7,195          1.25%          28.7%
12/31/08         12.86          486          6,248          1.25%         -37.7%
12/31/07         20.66          683         14,111          1.25%           2.3%
12/31/06         20.20          812         16,404          1.25%          12.1%
12/31/05         18.01          893         16,074          1.25%           8.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.6%
12/31/08          1.9%
12/31/07          1.5%
12/31/06          1.4%
12/31/05          1.1%

                       AUL American Individual Unit Trust
                                       AIM
                      AIM V.I. Dynamics Series I-008892473

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           21,674    $           23,136                    1,523
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           21,674
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           21,674                 4,008     $               5.41
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (193)
                                                                                 --------------------
Net investment income (loss)                                                                     (193)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,351)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            7,507
                                                                                 --------------------
Net gain (loss)                                                                                 5,156
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,963
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (193)    $             (339)
Net realized gain (loss)                                                (2,351)                (2,901)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     7,507                (10,529)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        4,963                (13,769)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 5,974                 50,483
Cost of units redeemed                                                  (2,946)               (45,084)
Account charges                                                            (24)                   (24)
                                                             -----------------     ------------------
Increase (decrease)                                                      3,004                  5,375
                                                             -----------------     ------------------
Net increase (decrease)                                                  7,967                 (8,394)
Net assets, beginning                                                   13,707                 22,101
                                                             -----------------     ------------------
Net assets, ending                                           $          21,674                 13,707
                                                             =================     ==================
Units sold                                                               1,267                  7,560
Units redeemed                                                            (825)                (6,942)
                                                             -----------------     ------------------
Net increase (decrease)                                                    442                    618
Units outstanding, beginning                                             3,566                  2,948
                                                             -----------------     ------------------
Units outstanding, ending                                                4,008                  3,566
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     124,313
Cost of units redeemed/account charges                                                        (96,630)
Net investment income (loss)                                                                   (1,175)
Net realized gain (loss)                                                                       (3,372)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,462)
                                                                                        -------------
                                                                                        $      21,674
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.41            4     $       22          1.25%          40.7%
12/31/08          3.84            4             14          1.25%         -48.7%
12/31/07          7.50            3             22          1.25%          10.8%
12/31/06          6.77            3             18          1.25%          14.7%
12/31/05          5.90            0              0          1.25%          18.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                       AIM
                 AIM V.I. Financial Services Series I-008892457

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $               73    $               75                       14
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $               73
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $               73                    29     $               2.52
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  2
Mortality & expense charges                                                                       (24)
                                                                                 --------------------
Net investment income (loss)                                                                      (22)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (837)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,110
                                                                                 --------------------
Net gain (loss)                                                                                   273
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                251
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (22)    $             (708)
Net realized gain (loss)                                                  (837)               (61,256)
Realized gain distributions                                                  -                    250
Net change in unrealized appreciation (depreciation)                     1,110                  1,355
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          251                (60,359)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                19,992                 12,442
Cost of units redeemed                                                 (21,997)               (37,881)
Account charges                                                             (6)                   (18)
                                                             -----------------     ------------------
Increase (decrease)                                                     (2,011)               (25,457)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (1,760)               (85,816)
Net assets, beginning                                                    1,833                 87,649
                                                             -----------------     ------------------
Net assets, ending                                           $              73                  1,833
                                                             =================     ==================
Units sold                                                               7,866                  3,796
Units redeemed                                                          (8,754)               (20,443)
                                                             -----------------     ------------------
Net increase (decrease)                                                   (888)               (16,647)
Units outstanding, beginning                                               917                 17,564
                                                             -----------------     ------------------
Units outstanding, ending                                                   29                    917
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     242,678
Cost of units redeemed/account charges                                                       (181,420)
Net investment income (loss)                                                                    1,307
Net realized gain (loss)                                                                      (69,017)
Realized gain distributions                                                                     6,527
Net change in unrealized appreciation (depreciation)                                               (2)
                                                                                        -------------
                                                                                        $          73
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.52            0    $         0          1.25%          25.8%
12/31/08          2.00            1              2          1.25%         -59.9%
12/31/07          4.99           18             88          1.25%         -23.2%
12/31/06          6.50            7             44          1.25%          15.0%
12/31/05          5.65            0              0          1.25%          13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.2%
12/31/08          0.2%
12/31/07          2.7%
12/31/06          3.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                       AIM
                 AIM V.I. Global Health Care Series I-008892416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           48,338    $           49,165                    3,045
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           48,338
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           48,338                 8,447     $               5.72
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                151
Mortality & expense charges                                                                      (529)
                                                                                 --------------------
Net investment income (loss)                                                                     (378)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (7,595)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           19,162
                                                                                 --------------------
Net gain (loss)                                                                                11,567
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             11,189
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (378)    $             (677)
Net realized gain (loss)                                                (7,595)                (6,467)
Realized gain distributions                                                  -                  9,174
Net change in unrealized appreciation (depreciation)                    19,162                (24,486)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       11,189                (22,456)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                13,784                 23,547
Cost of units redeemed                                                 (11,588)               (15,450)
Account charges                                                            (53)                   (25)
                                                             -----------------     ------------------
Increase (decrease)                                                      2,143                  8,072
                                                             -----------------     ------------------
Net increase (decrease)                                                 13,331                (14,384)
Net assets, beginning                                                   35,007                 49,391
                                                             -----------------     ------------------
Net assets, ending                                           $          48,338                 35,007
                                                             =================     ==================
Units sold                                                               3,141                  3,967
Units redeemed                                                          (2,407)                (3,925)
                                                             -----------------     ------------------
Net increase (decrease)                                                    734                     42
Units outstanding, beginning                                             7,713                  7,671
                                                             -----------------     ------------------
Units outstanding, ending                                                8,447                  7,713
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     114,624
Cost of units redeemed/account charges                                                        (62,373)
Net investment income (loss)                                                                   (2,299)
Net realized gain (loss)                                                                       (9,961)
Realized gain distributions                                                                     9,174
Net change in unrealized appreciation (depreciation)                                             (827)
                                                                                        -------------
                                                                                        $      48,338
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.72            8     $       48          1.25%          26.1%
12/31/08          4.54            8             35          1.25%         -29.5%
12/31/07          6.44            8             49          1.25%          10.5%
12/31/06          5.83           12             68          1.25%           3.9%
12/31/05          5.61            6             32          1.25%          12.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.4%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                       AIM
                   AIM V.I. High Yield Fund Series I-008892846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           72,345    $           71,519                   13,859
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           72,345
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           72,345                11,478     $               6.30
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              5,269
Mortality & expense charges                                                                      (639)
                                                                                 --------------------
Net investment income (loss)                                                                    4,630
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,665)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           18,137
                                                                                 --------------------
Net gain (loss)                                                                                15,472
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             20,102
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,630     $            3,963
Net realized gain (loss)                                                (2,665)                (2,403)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    18,137                (14,706)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       20,102                (13,146)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                41,459                 28,358
Cost of units redeemed                                                 (24,351)               (16,122)
Account charges                                                            (42)                   (42)
                                                             -----------------     ------------------
Increase (decrease)                                                     17,066                 12,194
                                                             -----------------     ------------------
Net increase (decrease)                                                 37,168                   (952)
Net assets, beginning                                                   35,177                 36,129
                                                             -----------------     ------------------
Net assets, ending                                           $          72,345                 35,177
                                                             =================     ==================
Units sold                                                               7,320                  5,076
Units redeemed                                                          (4,263)                (3,002)
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,057                  2,074
Units outstanding, beginning                                             8,421                  6,347
                                                             -----------------     ------------------
Units outstanding, ending                                               11,478                  8,421
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     124,345
Cost of units redeemed/account charges                                                        (60,532)
Net investment income (loss)                                                                   13,722
Net realized gain (loss)                                                                       (6,016)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              826
                                                                                        -------------
                                                                                        $      72,345
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.30           11     $       72          1.25%          50.9%
12/31/08          4.18            8             35          1.25%         -26.6%
12/31/07          5.69            6             36          1.25%           0.0%
12/31/06          5.70            3             17          1.25%           9.3%
12/31/05          5.21            3             17          1.25%           4.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           9.8%
12/31/08          12.5%
12/31/07          10.6%
12/31/06           8.4%
12/31/05           9.3%

                       AUL American Individual Unit Trust
                                       AIM
                  AIM V.I. Real Estate Fund Series I-008892523

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          179,972    $          250,385                   14,824
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          179,972
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          179,972                33,476     $               5.38
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,861)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,861)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (87,140)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          127,972
                                                                                 --------------------
Net gain (loss)                                                                                40,832
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             38,971
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,861)    $            9,091
Net realized gain (loss)                                               (87,140)              (131,565)
Realized gain distributions                                                  -                 20,822
Net change in unrealized appreciation (depreciation)                   127,972                (51,853)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       38,971               (153,505)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                32,257                 23,014
Cost of units redeemed                                                 (42,015)              (194,961)
Account charges                                                           (268)                  (334)
                                                             -----------------     ------------------
Increase (decrease)                                                    (10,026)              (172,281)
                                                             -----------------     ------------------
Net increase (decrease)                                                 28,945               (325,786)
Net assets, beginning                                                  151,027                476,813
                                                             -----------------     ------------------
Net assets, ending                                           $         179,972                151,027
                                                             =================     ==================
Units sold                                                               7,675                  6,351
Units redeemed                                                         (10,689)               (32,835)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (3,014)               (26,484)
Units outstanding, beginning                                            36,490                 62,974
                                                             -----------------     ------------------
Units outstanding, ending                                               33,476                 36,490
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,558,765
Cost of units redeemed/account charges                                                     (1,373,246)
Net investment income (loss)                                                                   39,253
Net realized gain (loss)                                                                      (98,557)
Realized gain distributions                                                                   124,170
Net change in unrealized appreciation (depreciation)                                          (70,413)
                                                                                        -------------
                                                                                        $     179,972
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.38           33     $      180          1.25%          29.9%
12/31/08          4.14           36            151          1.25%         -45.3%
12/31/07          7.57           63            477          1.25%          -6.7%
12/31/06          8.12          122            994          1.25%          40.9%
12/31/05          5.76           14             82          1.25%          15.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          4.3%
12/31/07          5.3%
12/31/06          1.5%
12/31/05          1.2%

                       AUL American Individual Unit Trust
                                       AIM
                      AIM V.I. Utilities Series I-008892259

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          178,628    $          217,465                   12,310
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          178,628
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          178,628                28,608     $               6.24
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              7,905
Mortality & expense charges                                                                    (2,124)
                                                                                 --------------------
Net investment income (loss)                                                                    5,781
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (57,314)
Realized gain distributions                                                                     1,992
Net change in unrealized appreciation (depreciation)                                           71,225
                                                                                 --------------------
Net gain (loss)                                                                                15,903
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             21,684
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           5,781     $            3,252
Net realized gain (loss)                                               (57,314)               (13,499)
Realized gain distributions                                              1,992                 23,637
Net change in unrealized appreciation (depreciation)                    71,225               (111,870)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       21,684                (98,480)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                47,650                 43,163
Cost of units redeemed                                                 (68,162)               (82,014)
Account charges                                                           (181)                  (201)
                                                             -----------------     ------------------
Increase (decrease)                                                    (20,693)               (39,052)
                                                             -----------------     ------------------
Net increase (decrease)                                                    991               (137,532)
Net assets, beginning                                                  177,637                315,169
                                                             -----------------     ------------------
Net assets, ending                                           $         178,628                177,637
                                                             =================     ==================
Units sold                                                               8,818                  6,355
Units redeemed                                                         (12,500)               (12,337)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (3,682)                (5,982)
Units outstanding, beginning                                            32,290                 38,272
                                                             -----------------     ------------------
Units outstanding, ending                                               28,608                 32,290
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,382,188
Cost of units redeemed/account charges                                                     (1,309,369)
Net investment income (loss)                                                                   37,673
Net realized gain (loss)                                                                       52,625
Realized gain distributions                                                                    54,348
Net change in unrealized appreciation (depreciation)                                          (38,837)
                                                                                        -------------
                                                                                        $     178,628
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.24           29     $      179          1.25%          13.5%
12/31/08          5.50           32            178          1.25%         -33.2%
12/31/07          8.23           38            315          1.25%          19.1%
12/31/06          6.91          100            692          1.25%          23.9%
12/31/05          5.58           96            537          1.25%          11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          4.4%
12/31/08          2.6%
12/31/07          1.5%
12/31/06          3.5%
12/31/05          6.7%

                       AUL American Individual Unit Trust
                                       AIM
             AIM V.I. International Growth Fund Series II-008892655

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of             Mutual Fund
                                              at Value           Investments                  Shares
                                    ------------------    ------------------    --------------------
Investments                         $           26,997    $           26,119                   1,053
Receivables: investments sold                        -    ==================    ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           26,997
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           26,997                 4,086     $               6.61
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                325
Mortality & expense charges                                                                       (80)
                                                                                 --------------------
Net investment income (loss)                                                                      245
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          551
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              878
                                                                                 --------------------
Net gain (loss)                                                                                 1,429
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,674
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                                     $                245
Net realized gain (loss)                                                                          551
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              878
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               1,674
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       32,955
Cost of units redeemed                                                                         (7,631)
Account charges                                                                                    (1)
                                                                                 --------------------
Increase (decrease)                                                                            25,323
                                                                                 --------------------
Net increase (decrease)                                                                        26,997
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             26,997
                                                                                 ====================
Units sold                                                                                      5,301
Units redeemed                                                                                 (1,215)
                                                                                 --------------------
Net increase (decrease)                                                                         4,086
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                       4,086
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             32,955
Cost of units redeemed/account charges                                                         (7,632)
Net investment income (loss)                                                                      245
Net realized gain (loss)                                                                          551
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              878
                                                                                 --------------------
                                                                                 $             26,997
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.61            4     $       27          1.25%          32.1%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.4%

                       AUL American Individual Unit Trust
                                       AIM
            AIM V.I. Core Equity Fund Series II-008892671 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
                                    ------------------    ==================     ====================
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               6.19
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
                                                                                 --------------------
Net change in unrealized appreciation (depreciation)                             $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.19            0     $        0          1.25%          23.7%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%

                       AUL American Individual Unit Trust
                                      Alger
              Alger Large Cap Growth Portfolio I-2 Class-015544505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,962,647    $        6,828,875                  179,449
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
                                    $        6,962,647
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        6,962,647               607,192     $              11.47
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             39,806
Mortality & expense charges                                                                   (75,379)
                                                                                 --------------------
Net investment income (loss)                                                                  (35,573)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (421,479)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,741,387
                                                                                 --------------------
Net gain (loss)                                                                             2,319,908
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,284,335
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (35,573)    $          (97,850)
Net realized gain (loss)                                              (421,479)              (931,455)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,741,387             (4,476,638)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,284,335             (5,505,943)
                                                             -----------------     ------------------

Contract owner transactions:
Proceeds from units sold                                               226,308                385,451
Cost of units redeemed                                              (1,106,474)            (2,506,639)
Account charges                                                        (11,676)               (13,512)
                                                             -----------------     ------------------
Increase (decrease)                                                   (891,842)            (2,134,700)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,392,493             (7,640,643)
Net assets, beginning                                                5,570,154             13,210,797
                                                             -----------------     ------------------
Net assets, ending                                           $       6,962,647              5,570,154
                                                             =================     ==================
Units sold                                                              28,066                 35,677
Units redeemed                                                        (128,814)              (220,557)
                                                             -----------------     ------------------
Net increase (decrease)                                               (100,748)              (184,880)
Units outstanding, beginning                                           707,940                892,820
                                                             -----------------     ------------------
Units outstanding, ending                                              607,192                707,940
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       62,951,925
Cost of units redeemed/account charges                                                    (61,232,218)
Net investment income (loss)                                                               15,633,467
Net realized gain (loss)                                                                  (10,524,299)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          133,772
                                                                                   ------------------
                                                                                   $        6,962,647
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    11.47          607     $    6,963          1.25%          45.7%
12/31/08          7.87          708          5,570          1.25%         -46.8%
12/31/07         14.80          893         13,211          1.25%          18.5%
12/31/06         12.49        1,134         14,162          1.25%           3.8%
12/31/05         12.03        1,436         17,280          1.25%          10.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.6%
12/31/08          0.2%
12/31/07          0.3%
12/31/06          0.1%
12/31/05          0.2%

                       AUL American Individual Unit Trust
                                      Alger
               Alger American Small Cap Growth I-2 Class-015544406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          273,520    $          308,389                   10,692
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          273,520
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          273,520                41,555     $               6.58
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,887)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,887)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (7,584)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           95,536
                                                                                 --------------------
Net gain (loss)                                                                                87,952
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             85,065
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,887)    $           (4,277)
Net realized gain (loss)                                                (7,584)                (5,211)
Realized gain distributions                                                  -                  5,056
Net change in unrealized appreciation (depreciation)                    95,536               (190,677)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       85,065               (195,109)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                18,256                139,229
Cost of units redeemed                                                 (30,836)              (147,266)
Account charges                                                           (216)                  (215)
                                                             -----------------     ------------------
Increase (decrease)                                                    (12,796)                (8,252)
                                                             -----------------     ------------------
Net increase (decrease)                                                 72,269               (203,361)
Net assets, beginning                                                  201,251                404,612
                                                             -----------------     ------------------
Net assets, ending                                           $         273,520                201,251
                                                             =================     ==================
Units sold                                                               4,100                 19,420
Units redeemed                                                          (6,482)               (22,065)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (2,382)                (2,645)
Units outstanding, beginning                                            43,937                 46,582
                                                             -----------------     ------------------
Units outstanding, ending                                               41,555                 43,937
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          743,114
Cost of units redeemed/account charges                                                       (471,051)
Net investment income (loss)                                                                  (16,840)
Net realized gain (loss)                                                                       48,110
Realized gain distributions                                                                     5,056
Net change in unrealized appreciation (depreciation)                                          (34,869)
                                                                                   ------------------
                                                                                   $          273,520
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.58           42     $      274          1.25%          43.7%
12/31/08          4.58           44            201          1.25%         -47.3%
12/31/07          8.69           47            405          1.25%          15.8%
12/31/06          7.50           44            328          1.25%          18.5%
12/31/05          6.33           27            170          1.25%          26.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS International Growth A Class-018792820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           25,293    $           22,588                    1,518
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           25,293
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           25,293                 6,970     $               3.63
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                221
Mortality & expense charges                                                                      (109)
                                                                                 --------------------
Net investment income (loss)                                                                      112
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          495
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,705
                                                                                 --------------------
Net gain (loss)                                                                                 3,200
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,312
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             112   $                 (1)
Net realized gain (loss)                                                   495                   (121)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,705                      -
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        3,312                   (122)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                23,495                    396
Cost of units redeemed                                                  (1,511)                  (274)
Account charges                                                             (3)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     21,981                    122
                                                             -----------------   --------------------
Net increase (decrease)                                                 25,293                      -
Net assets, beginning                                                        -                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          25,293                      -
                                                             =================   ====================
Units sold                                                               7,412                      -
Units redeemed                                                            (442)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                  6,970                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                6,970                      -
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             23,891
Cost of units redeemed/account charges                                                         (1,788)
Net investment income (loss)                                                                      111
Net realized gain (loss)                                                                          374
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,705
                                                                                 --------------------
                                                                                 $             25,293
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.63            7     $       25          1.25%          37.8%
12/31/08          2.63            0              0          1.25%         -47.3%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.7%
12/31/08          0.0%

                       AUL American Individual Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS International Value A Class-018792556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           45,580    $           40,197                    3,100
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           45,580
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           45,580                14,249     $               3.20
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                545
Mortality & expense charges                                                                      (266)
                                                                                 --------------------
Net investment income (loss)                                                                      279
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,299
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,275
                                                                                 --------------------
Net gain (loss)                                                                                 6,574
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,853
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             279   $                (31)
Net realized gain (loss)                                                 1,299                 (3,431)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     5,275                    108
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        6,853                 (3,354)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                40,238                  8,832
Cost of units redeemed                                                  (6,931)                   (51)
Account charges                                                             (7)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     33,300                  8,781
                                                             -----------------   --------------------
Net increase (decrease)                                                 40,153                  5,427
Net assets, beginning                                                    5,427                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          45,580                  5,427
                                                             =================   ====================
Units sold                                                              14,420                  2,280
Units redeemed                                                          (2,428)                   (23)
                                                             -----------------   --------------------
Net increase (decrease)                                                 11,992                  2,257
Units outstanding, beginning                                             2,257                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               14,249                  2,257
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             49,070
Cost of units redeemed/account charges                                                         (6,989)
Net investment income (loss)                                                                      248
Net realized gain (loss)                                                                       (2,132)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,383
                                                                                 --------------------
                                                                                 $             45,580
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.20           14     $       46          1.25%          33.0%
12/31/08          2.41            2              5          1.25%         -51.9%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.1%
12/31/08          0.0%

                       AUL American Individual Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS Small/Mid Cap Value A Class-018792531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           49,227    $           43,486                    3,670
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           49,227
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           49,227                10,996     $              4.48
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 91
Mortality & expense charges                                                                      (211)
                                                                                 --------------------
Net investment income (loss)                                                                     (120)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          881
Realized gain distributions                                                                       355
Net change in unrealized appreciation (depreciation)                                            5,576
                                                                                 --------------------
Net gain (loss)                                                                                 6,812
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,692
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (120)  $                (13)
Net realized gain (loss)                                                   881                 (1,197)
Realized gain distributions                                                355                      -
Net change in unrealized appreciation (depreciation)                     5,576                    165
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        6,692                 (1,045)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                45,502                  3,872
Cost of units redeemed                                                  (5,792)                     -
Account charges                                                             (2)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     39,708                  3,872
                                                             -----------------   --------------------
Net increase (decrease)                                                 46,400                  2,827
Net assets, beginning                                                    2,827                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          49,227                  2,827
                                                             =================   ====================
Units sold                                                              11,574                    891
Units redeemed                                                          (1,469)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                 10,105                    891
Units outstanding, beginning                                               891                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               10,996                    891
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             49,374
Cost of units redeemed/account charges                                                         (5,794)
Net investment income (loss)                                                                     (133)
Net realized gain (loss)                                                                         (316)
Realized gain distributions                                                                       355
Net change in unrealized appreciation (depreciation)                                            5,741
                                                                                 --------------------
                                                                                 $             49,227
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.48           11     $       49          1.25%          41.1%
12/31/08          3.17            1              3          1.25%         -36.5%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.3%
12/31/08          0.0%

                       AUL American Individual Unit Trust
                                American Century
              American Century VP Income & Growth I Class-024936601

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          225,051    $          316,286                   41,831
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          225,051
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          225,051                48,645     $               4.63
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             10,808
Mortality & expense charges                                                                    (2,738)
                                                                                 --------------------
Net investment income (loss)                                                                    8,070
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (28,246)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           53,926
                                                                                 --------------------
Net gain (loss)                                                                                25,680
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             33,750
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           8,070     $            3,218
Net realized gain (loss)                                               (28,246)               (16,438)
Realized gain distributions                                                  -                 45,863
Net change in unrealized appreciation (depreciation)                    53,926               (180,408)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       33,750               (147,765)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 4,576                 33,120
Cost of units redeemed                                                 (48,963)              (120,051)
Account charges                                                           (185)                  (210)
                                                             -----------------     ------------------
Increase (decrease)                                                    (44,572)               (87,141)
                                                             -----------------     ------------------
Net increase (decrease)                                                (10,822)              (234,906)
Net assets, beginning                                                  235,873                470,779
                                                             -----------------     ------------------
Net assets, ending                                           $         225,051                235,873
                                                             =================     ==================
Units sold                                                               1,398                  6,000
Units redeemed                                                         (12,215)               (23,205)
                                                             -----------------     ------------------
Net increase (decrease)                                                (10,817)               (17,205)
Units outstanding, beginning                                            59,462                 76,667
                                                             -----------------     ------------------
Units outstanding, ending                                               48,645                 59,462
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            776,179
Cost of units redeemed/account charges                                                       (509,170)
Net investment income (loss)                                                                   15,239
Net realized gain (loss)                                                                      (11,825)
Realized gain distributions                                                                    45,863
Net change in unrealized appreciation (depreciation)                                          (91,235)
                                                                                 --------------------
                                                                                 $            225,051
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.63           49     $      225          1.25%          16.6%
12/31/08          3.97           59            236          1.25%         -35.4%
12/31/07          6.14           77            471          1.25%          -1.3%
12/31/06          6.22           85            528          1.25%          15.7%
12/31/05          5.38           88            476          1.25%           7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          4.7%
12/31/08          2.2%
12/31/07          1.9%
12/31/06          1.8%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                American Century
               American Century VP International I Class-024936205

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,269,383    $        2,379,699                  293,581
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,269,383
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,269,383               230,196     $              9.86
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             40,570
Mortality & expense charges                                                                   (24,872)
                                                                                 --------------------
Net investment income (loss)                                                                   15,698
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (52,650)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          595,066
                                                                                 --------------------
Net gain (loss)                                                                               542,416
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            558,114
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          15,698     $          (12,839)
Net realized gain (loss)                                               (52,650)               (29,707)
Realized gain distributions                                                  -                329,574
Net change in unrealized appreciation (depreciation)                   595,066             (2,083,413)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      558,114             (1,796,385)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                90,017                209,762
Cost of units redeemed                                                (346,580)              (735,455)
Account charges                                                         (2,544)                (2,990)
                                                             -----------------     ------------------
Increase (decrease)                                                   (259,107)              (528,683)
                                                             -----------------     ------------------
Net increase (decrease)                                                299,007             (2,325,068)
Net assets, beginning                                                1,970,376              4,295,444
                                                             -----------------     ------------------
Net assets, ending                                           $       2,269,383              1,970,376
                                                             =================     ==================
Units sold                                                              11,539                 22,483
Units redeemed                                                         (45,372)               (72,090)
                                                             -----------------     ------------------
Net increase (decrease)                                                (33,833)               (49,607)
Units outstanding, beginning                                           264,029                313,636
                                                             -----------------     ------------------
Units outstanding, ending                                              230,196                264,029
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         16,691,351
Cost of units redeemed/account charges                                                    (13,971,250)
Net investment income (loss)                                                                  655,289
Net realized gain (loss)                                                                   (1,325,265)
Realized gain distributions                                                                   329,574
Net change in unrealized appreciation (depreciation)                                         (110,316)
                                                                                 --------------------
                                                                                 $          2,269,383
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     9.86          230     $    2,269          1.25%          32.1%
12/31/08          7.46          264          1,970          1.25%         -45.5%
12/31/07         13.70          314          4,295          1.25%          16.6%
12/31/06         11.75          364          4,277          1.25%          23.5%
12/31/05          9.51          384          3,653          1.25%          11.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.9%
12/31/08          0.9%
12/31/07          0.7%
12/31/06          1.6%
12/31/05          1.1%

                       AUL American Individual Unit Trust
                                American Century
                   American Century VP Ultra I Class-024936882

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            7,903    $            9,951                      973
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            7,903
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            7,903                 1,642     $               4.81
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 18
Mortality & expense charges                                                                       (81)
                                                                                 --------------------
Net investment income (loss)                                                                      (63)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (42)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,055
                                                                                 --------------------
Net gain (loss)                                                                                 2,013
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,950
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (63)    $              (99)
Net realized gain (loss)                                                   (42)                  (246)
Realized gain distributions                                                  -                  1,466
Net change in unrealized appreciation (depreciation)                     2,055                 (5,256)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        1,950                 (4,135)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   141                  2,797
Cost of units redeemed                                                       -                 (1,965)
Account charges                                                             (3)                    (5)
                                                             -----------------     ------------------
Increase (decrease)                                                        138                    827
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,088                 (3,308)
Net assets, beginning                                                    5,815                  9,123
                                                             -----------------     ------------------
Net assets, ending                                           $           7,903                  5,815
                                                             =================     ==================
Units sold                                                                  37                    511
Units redeemed                                                               -                   (361)
                                                             -----------------     ------------------
Net increase (decrease)                                                     37                    150
Units outstanding, beginning                                             1,605                  1,455
                                                             -----------------     ------------------
Units outstanding, ending                                                1,642                  1,605
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             10,994
Cost of units redeemed/account charges                                                         (1,977)
Net investment income (loss)                                                                     (251)
Net realized gain (loss)                                                                         (281)
Realized gain distributions                                                                     1,466
Net change in unrealized appreciation (depreciation)                                           (2,048)
                                                                                 --------------------
                                                                                 $              7,903
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.81            2     $        8          1.25%          32.8%
12/31/08          3.62            2              6          1.25%         -42.2%
12/31/07          6.27            1              9          1.25%          19.5%
12/31/06          5.25            0              2          1.25%          -4.8%
12/31/05          5.51            0              1          1.25%          10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.3%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                American Century
                   American Century VP Vista I Class-024936874

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           34,541    $           45,090                    2,618
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           34,541
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           34,541                 6,622     $               5.22
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (472)
                                                                                 --------------------
Net investment income (loss)                                                                     (472)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (16,599)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           23,995
                                                                                 --------------------
Net gain (loss)                                                                                 7,396
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,924
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (472)    $           (1,228)
Net realized gain (loss)                                               (16,599)                (7,025)
Realized gain distributions                                                  -                  6,603
Net change in unrealized appreciation (depreciation)                    23,995                (59,459)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        6,924                (61,109)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 3,969                 22,858
Cost of units redeemed                                                 (17,767)               (86,745)
Account charges                                                           (107)                  (234)
                                                             -----------------     ------------------
Increase (decrease)                                                    (13,905)               (64,121)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (6,981)              (125,231)
Net assets, beginning                                                   41,522                166,753
                                                             -----------------     ------------------
Net assets, ending                                           $          34,541                 41,522
                                                             =================     ==================
Units sold                                                                 907                  3,502
Units redeemed                                                          (3,913)               (13,492)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (3,006)                (9,990)
Units outstanding, beginning                                             9,628                 19,618
                                                             -----------------     ------------------
Units outstanding, ending                                                6,622                  9,628
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            304,374
Cost of units redeemed/account charges                                                       (245,083)
Net investment income (loss)                                                                   (4,047)
Net realized gain (loss)                                                                      (16,810)
Realized gain distributions                                                                     6,656
Net change in unrealized appreciation (depreciation)                                          (10,549)
                                                                                 --------------------
                                                                                 $             34,541
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.22            7     $       35          1.25%          20.9%
12/31/08          4.31           10             42          1.25%         -49.3%
12/31/07          8.50           20            167          1.25%          38.0%
12/31/06          6.16            7             45          1.25%           7.7%
12/31/05          5.72            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                American Century
           American Century VP Capital Appreciation I Class-024936304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          514,549    $          651,612                   47,776
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          514,549
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          514,549                51,461     $              10.00
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,775
Mortality & expense charges                                                                    (5,682)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,907)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (9,914)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          142,738
                                                                                 --------------------
Net gain (loss)                                                                               132,824
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            130,917
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,907)    $          (14,473)
Net realized gain (loss)                                                (9,914)               113,365
Realized gain distributions                                                  -                 97,918
Net change in unrealized appreciation (depreciation)                   142,738               (850,015)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      130,917               (653,205)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 3,388                  5,639
Cost of units redeemed                                                (264,867)              (302,100)
Account charges                                                           (767)                  (970)
                                                             -----------------     ------------------
Increase (decrease)                                                   (262,246)              (297,431)
                                                             -----------------     ------------------
Net increase (decrease)                                               (131,329)              (950,637)
Net assets, beginning                                                  645,878              1,596,515
                                                             -----------------     ------------------
Net assets, ending                                           $         514,549                645,878
                                                             =================     ==================
Units sold                                                                 422                    588
Units redeemed                                                         (36,404)               (28,018)
                                                             -----------------     ------------------
Net increase (decrease)                                                (35,982)               (27,430)
Units outstanding, beginning                                            87,443                114,873
                                                             -----------------     ------------------
Units outstanding, ending                                               51,461                 87,443
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          6,318,303
Cost of units redeemed/account charges                                                     (6,223,638)
Net investment income (loss)                                                                  689,555
Net realized gain (loss)                                                                     (230,526)
Realized gain distributions                                                                    97,918
Net change in unrealized appreciation (depreciation)                                         (137,063)
                                                                                 --------------------
                                                                                 $            514,549
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    10.00           51     $      515          1.25%          35.4%
12/31/08          7.39           87            646          1.25%         -46.9%
12/31/07         13.90          115          1,597          1.25%          44.0%
12/31/06          9.65           87            844          1.25%          15.7%
12/31/05          8.34          213          1,777          1.25%          20.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.7%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                American Century
                American Century VP Mid Cap Value Fund-024936734

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           13,372    $           11,902                    1,102
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           13,372
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           13,372                 2,048     $               6.53
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 88
Mortality & expense charges                                                                       (62)
                                                                                 --------------------
Net investment income (loss)                                                                       26
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,470
                                                                                 --------------------
Net gain (loss)                                                                                 1,473
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,499
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                 26
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,470
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               1,499
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       11,873
Cost of units redeemed                                                                              -
Account charges                                                                                     -
                                                                                 --------------------
Increase (decrease)                                                                            11,873
                                                                                 --------------------
Net increase (decrease)                                                                        13,372
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             13,372
                                                                                 ====================
Units sold                                                                                      2,048
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                         2,048
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                       2,048
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             11,873
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                       26
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,470
                                                                                 --------------------
                                                                                 $             13,372
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.53            2     $       13          1.25%          30.6%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.3%

                       AUL American Individual Unit Trust
                                     Calvert
                 Calvert Social Mid-Cap Growth A Class-131647307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          813,695    $          752,017                   32,456
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          813,695
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          813,695                85,349     $               9.53
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (8,878)
                                                                                 --------------------
Net investment income (loss)                                                                   (8,878)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        7,819
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          195,082
                                                                                 --------------------
Net gain (loss)                                                                               202,901
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            194,023
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (8,878)    $          (14,072)
Net realized gain (loss)                                                 7,819                 65,763
Realized gain distributions                                                  -                  6,925
Net change in unrealized appreciation (depreciation)                   195,082               (530,745)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      194,023               (472,129)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                16,384                 40,142
Cost of units redeemed                                                (101,335)              (244,596)
Account charges                                                         (1,545)                (1,797)
                                                             -----------------     ------------------
Increase (decrease)                                                    (86,496)              (206,251)
                                                             -----------------     ------------------
Net increase (decrease)                                                107,527               (678,380)
Net assets, beginning                                                  706,168              1,384,548
                                                             -----------------     ------------------
Net assets, ending                                           $         813,695                706,168
                                                             =================     ==================
Units sold                                                               2,264                  4,689
Units redeemed                                                         (13,485)               (25,557)
                                                             -----------------     ------------------
Net increase (decrease)                                                (11,221)               (20,868)
Units outstanding, beginning                                            96,570                117,438
                                                             -----------------     ------------------
Units outstanding, ending                                               85,349                 96,570
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          7,059,045
Cost of units redeemed/account charges                                                     (6,930,652)
Net investment income (loss)                                                                1,126,849
Net realized gain (loss)                                                                     (515,378)
Realized gain distributions                                                                    12,153
Net change in unrealized appreciation (depreciation)                                           61,678
                                                                                 --------------------
                                                                                 $            813,695
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     9.53           85     $      814          1.25%          30.4%
12/31/08          7.31           97            706          1.25%         -38.0%
12/31/07         11.79          117          1,385          1.25%           8.8%
12/31/06         10.84          144          1,563          1.25%           5.6%
12/31/05         10.27          181          1,854          1.25%          -0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%
12/31/07          1.5%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                    Columbia
               Columbia Small-Cap Value Fund VS A Class-19765R303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           26,029    $           20,559                    1,857
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           26,029
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           26,029                 5,688     $               4.58
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                268
Mortality & expense charges                                                                      (216)
                                                                                 --------------------
Net investment income (loss)                                                                       52
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          113
Realized gain distributions                                                                        42
Net change in unrealized appreciation (depreciation)                                            5,865
                                                                                 --------------------
Net gain (loss)                                                                                 6,020
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,072
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              52   $                (12)
Net realized gain (loss)                                                   113                    (20)
Realized gain distributions                                                 42                      -
Net change in unrealized appreciation (depreciation)                     5,865                   (395)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        6,072                   (427)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                23,538                  3,263
Cost of units redeemed                                                  (6,358)                   (47)
Account charges                                                            (12)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     17,168                  3,216
                                                             -----------------   --------------------
Net increase (decrease)                                                 23,240                  2,789
Net assets, beginning                                                    2,789                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          26,029                  2,789
                                                             =================   ====================
Units sold                                                               6,707                    766
Units redeemed                                                          (1,772)                   (13)
                                                             -----------------   --------------------
Net increase (decrease)                                                  4,935                    753
Units outstanding, beginning                                               753                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                5,688                    753
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             26,801
Cost of units redeemed/account charges                                                         (6,417)
Net investment income (loss)                                                                       40
Net realized gain (loss)                                                                           93
Realized gain distributions                                                                        42
Net change in unrealized appreciation (depreciation)                                            5,470
                                                                                 --------------------
                                                                                 $             26,029
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.58            6     $       26          1.25%          23.6%
12/31/08          3.70            1              3          1.25%         -26.0%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.9%
12/31/08          0.0%

                       AUL American Individual Unit Trust
                                    Columbia
              Columbia Federal Securities Fund VS A Class-19765R683

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,393    $            2,460                      238
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            2,393
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            2,393                   452     $               5.29
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 83
Mortality & expense charges                                                                      (837)
                                                                                 --------------------
Net investment income (loss)                                                                     (754)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (522)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,453)
                                                                                 --------------------
Net gain (loss)                                                                                (1,975)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             (2,729)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (754)  $                (66)
Net realized gain (loss)                                                  (522)                   478
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    (1,453)                 1,386
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       (2,729)                 1,798
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               203,070                 32,781
Cost of units redeemed                                                (232,527)                     -
Account charges                                                              -                      -
                                                             -----------------   --------------------
Increase (decrease)                                                    (29,457)                32,781
                                                             -----------------   --------------------
Net increase (decrease)                                                (32,186)                34,579
Net assets, beginning                                                   34,579                      -
                                                             -----------------   --------------------
Net assets, ending                                           $           2,393                 34,579
                                                             =================   ====================
Units sold                                                              38,665                  6,575
Units redeemed                                                         (44,788)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                 (6,123)                 6,575
Units outstanding, beginning                                             6,575                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                  452                  6,575
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            235,851
Cost of units redeemed/account charges                                                       (232,527)
Net investment income (loss)                                                                     (820)
Net realized gain (loss)                                                                          (44)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              (67)
                                                                                 --------------------
                                                                                 $              2,393
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.29            0     $        2          1.25%           0.6%
12/31/08          5.26            7             35          1.25%           5.2%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.4%
12/31/08          0.0%

                       AUL American Individual Unit Trust
                                     Dreyfus
        Dreyfus Variable Investment Appreciation Service Class-261976831

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            3,523    $            4,247                      112
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            3,523
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            3,523                   668     $               5.28
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 68
Mortality & expense charges                                                                       (37)
                                                                                 --------------------
Net investment income (loss)                                                                       31
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (17)
Realized gain distributions                                                                       225
Net change in unrealized appreciation (depreciation)                                              367
                                                                                 --------------------
Net gain (loss)                                                                                   575
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                606
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              31     $               11
Net realized gain (loss)                                                   (17)                    (3)
Realized gain distributions                                                225                    214
Net change in unrealized appreciation (depreciation)                       367                 (1,313)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          606                 (1,091)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   142                    720
Cost of units redeemed                                                       -                     (1)
Account charges                                                             (2)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                        140                    719
                                                             -----------------     ------------------
Net increase (decrease)                                                    746                   (372)
Net assets, beginning                                                    2,777                  3,149
                                                             -----------------     ------------------
Net assets, ending                                           $           3,523                  2,777
                                                             =================     ==================
Units sold                                                                  33                    135
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                     33                    135
Units outstanding, beginning                                               635                    500
                                                             -----------------     ------------------
Units outstanding, ending                                                  668                    635
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $              9,012
Cost of units redeemed/account charges                                                         (5,774)
Net investment income (loss)                                                                       53
Net realized gain (loss)                                                                          517
Realized gain distributions                                                                       439
Net change in unrealized appreciation (depreciation)                                             (724)
                                                                                 --------------------
                                                                                 $              3,523
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.28            1     $        4          1.25%          20.7%
12/31/08          4.37            1              3          1.25%         -30.6%
12/31/07          6.30            1              3          1.25%           5.5%
12/31/06          5.97            1              8          1.25%          14.8%
12/31/05          5.20            0              1          1.25%           8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.2%
12/31/08          1.7%
12/31/07          1.5%
12/31/06          0.3%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                     Dreyfus
     Dreyfus Investment Portfolio Technology Growth Service Class-26202A710

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          374,492    $          293,241                   38,291
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          374,492
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          374,492                62,788     $               5.96
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 78
Mortality & expense charges                                                                    (2,544)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,466)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       11,081
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           87,011
                                                                                 --------------------
Net gain (loss)                                                                                98,092
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             95,626
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,466)    $             (196)
Net realized gain (loss)                                                11,081                 (2,177)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    87,011                 (6,453)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       95,626                 (8,826)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               336,443                 28,692
Cost of units redeemed                                                 (84,054)                (6,279)
Account charges                                                            (73)                    (5)
                                                             -----------------     ------------------
Increase (decrease)                                                    252,316                 22,408
                                                             -----------------     ------------------
Net increase (decrease)                                                347,942                 13,582
Net assets, beginning                                                   26,550                 12,968
                                                             -----------------     ------------------
Net assets, ending                                           $         374,492                 26,550
                                                             =================     ==================
Units sold                                                              73,529                  6,302
Units redeemed                                                         (17,646)                (1,354)
                                                             -----------------     ------------------
Net increase (decrease)                                                 55,883                  4,948
Units outstanding, beginning                                             6,905                  1,957
                                                             -----------------     ------------------
Units outstanding, ending                                               62,788                  6,905
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            467,932
Cost of units redeemed/account charges                                                       (187,035)
Net investment income (loss)                                                                   (2,901)
Net realized gain (loss)                                                                       15,245
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           81,251
                                                                                 --------------------
                                                                                 $            374,492
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.96           63     $      374          1.25%          55.1%
12/31/08          3.84            7             27          1.25%         -42.0%
12/31/07          6.63            2             13          1.25%          13.0%
12/31/06          5.86            1              5          1.25%           2.7%
12/31/05          5.71            0              0          1.25%          14.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                     Dreyfus
       Dreyfus IP Small Cap Stock Index Portfolio Service Class-26202A686

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           10,750    $           10,243                    1,102
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           10,750
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           10,750                 1,688     $               6.37
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (15)
                                                                                 --------------------
Net investment income (loss)                                                                      (15)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              507
                                                                                 --------------------
Net gain (loss)                                                                                   507
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                492
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                (15)
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              507
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 492
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       10,258
Cost of units redeemed                                                                              -
Account charges                                                                                     -
                                                                                 --------------------
Increase (decrease)                                                                            10,258
                                                                                 --------------------
Net increase (decrease)                                                                        10,750
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             10,750
                                                                                 ====================
Units sold                                                                                      1,688
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                         1,688
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                       1,688
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             10,258
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                      (15)
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              507
                                                                                 --------------------
                                                                                 $             10,750
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.37            2     $       11          1.25%          27.4%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%

                       AUL American Individual Unit Trust
                                    Fidelity
            Fidelity Asset Manager Portfolio Initial Class-922175203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,253,961    $        4,522,990                  327,227
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,253,961
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        4,253,961               409,373     $              10.39
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             91,739
Mortality & expense charges                                                                   (49,527)
                                                                                 --------------------
Net investment income (loss)                                                                   42,212
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (257,020)
Realized gain distributions                                                                     6,402
Net change in unrealized appreciation (depreciation)                                        1,168,123
                                                                                 --------------------
Net gain (loss)                                                                               917,505
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            959,717
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          42,212     $           67,641
Net realized gain (loss)                                              (257,020)              (242,785)
Realized gain distributions                                              6,402                614,053
Net change in unrealized appreciation (depreciation)                 1,168,123             (2,294,830)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      959,717             (1,855,921)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                85,142                231,661
Cost of units redeemed                                                (813,915)            (1,164,342)
Account charges                                                         (4,864)                (5,384)
                                                             -----------------     ------------------
Increase (decrease)                                                   (733,637)              (938,065)
                                                             -----------------     ------------------
Net increase (decrease)                                                226,080             (2,793,986)
Net assets, beginning                                                4,027,881              6,821,867
                                                             -----------------     ------------------
Net assets, ending                                           $       4,253,961              4,027,881
                                                             =================     ==================
Units sold                                                              11,220                 26,557
Units redeemed                                                         (96,094)              (121,577)
                                                             -----------------     ------------------
Net increase (decrease)                                                (84,874)               (95,020)
Units outstanding, beginning                                           494,247                589,267
                                                             -----------------     ------------------
Units outstanding, ending                                              409,373                494,247
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         32,421,195
Cost of units redeemed/account charges                                                    (33,756,528)
Net investment income (loss)                                                                8,315,099
Net realized gain (loss)                                                                   (3,291,151)
Realized gain distributions                                                                   834,375
Net change in unrealized appreciation (depreciation)                                         (269,029)
                                                                                 --------------------
                                                                                 $          4,253,961
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    10.39          409     $    4,254          1.25%          27.5%
12/31/08          8.15          494          4,028          1.25%         -29.6%
12/31/07         11.58          589          6,822          1.25%          14.1%
12/31/06         10.15          739          7,501          1.25%           5.9%
12/31/05          9.58        1,013          9,703          1.25%           2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.2%
12/31/08          2.6%
12/31/07          6.0%
12/31/06          2.9%
12/31/05          2.9%

                       AUL American Individual Unit Trust
                                    Fidelity
                 Fidelity VIP Index 500 Initial Class-922175302

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,111,801    $        9,649,544                   76,172
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        9,111,801
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        9,111,801               704,378     $              12.94
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            206,062
Mortality & expense charges                                                                  (102,149)
                                                                                 --------------------
Net investment income (loss)                                                                  103,913
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,073,613)
Realized gain distributions                                                                   185,607
Net change in unrealized appreciation (depreciation)                                        2,629,908
                                                                                 --------------------
Net gain (loss)                                                                             1,741,902
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,845,815
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         103,913     $           88,953
Net realized gain (loss)                                            (1,073,613)              (503,176)
Realized gain distributions                                            185,607                153,493
Net change in unrealized appreciation (depreciation)                 2,629,908             (5,564,833)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,845,815             (5,825,563)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               648,924                525,465
Cost of units redeemed                                              (1,786,812)            (3,926,777)
Account charges                                                        (12,996)               (15,580)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,150,884)            (3,416,892)
                                                             -----------------     ------------------
Net increase (decrease)                                                694,931             (9,242,454)
Net assets, beginning                                                8,416,870             17,659,324
                                                             -----------------     ------------------
Net assets, ending                                           $       9,111,801              8,416,870
                                                             =================     ==================
Units sold                                                              75,249                 47,319
Units redeemed                                                        (184,411)              (295,757)
                                                             -----------------     ------------------
Net increase (decrease)                                               (109,162)              (248,438)
Units outstanding, beginning                                           813,540              1,061,978
                                                             -----------------     ------------------
Units outstanding, ending                                              704,378                813,540
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         66,496,666
Cost of units redeemed/account charges                                                    (65,624,004)
Net investment income (loss)                                                                1,739,767
Net realized gain (loss)                                                                    6,698,015
Realized gain distributions                                                                   339,100
Net change in unrealized appreciation (depreciation)                                         (537,743)
                                                                                 --------------------
                                                                                 $          9,111,801
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    12.94          704     $    9,112          1.25%          25.0%
12/31/08         10.35          814          8,417          1.25%         -37.8%
12/31/07         16.63        1,062         17,659          1.25%           4.1%
12/31/06         15.97        1,264         20,191          1.25%          14.3%
12/31/05         13.97          695          9,703          1.25%           2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.4%
12/31/08          1.9%
12/31/07          3.6%
12/31/06          1.8%
12/31/05          1.8%

                       AUL American Individual Unit Trust
                                    Fidelity
               Fidelity VIP Equity Income Initial Class-922174305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,988,816    $        4,055,046                  177,799
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,988,816
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,988,816              285,839      $              10.46
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             60,281
Mortality & expense charges                                                                   (34,024)
                                                                                 --------------------
Net investment income (loss)                                                                   26,257
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (443,442)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,085,650
                                                                                 --------------------
Net gain (loss)                                                                               642,208
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            668,465
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          26,257     $           47,162
Net realized gain (loss)                                              (443,442)              (257,348)
Realized gain distributions                                                  -                  5,328
Net change in unrealized appreciation (depreciation)                 1,085,650             (2,310,372)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      668,465             (2,515,230)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                48,713                127,589
Cost of units redeemed                                                (638,702)            (1,257,024)
Account charges                                                         (3,633)                (4,405)
                                                             -----------------     ------------------
Increase (decrease)                                                   (593,622)            (1,133,840)
                                                             -----------------     ------------------
Net increase (decrease)                                                 74,843             (3,649,070)
Net assets, beginning                                                2,913,973              6,563,043
                                                             -----------------     ------------------
Net assets, ending                                           $       2,988,816              2,913,973
                                                             =================     ==================
Units sold                                                               7,043                 16,188
Units redeemed                                                         (79,563)              (114,912)
                                                             -----------------     ------------------
Net increase (decrease)                                                (72,520)               (98,724)
Units outstanding, beginning                                           358,359                457,083
                                                             -----------------     ------------------
Units outstanding, ending                                              285,839                358,359
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         23,838,573
Cost of units redeemed/account charges                                                    (25,641,128)
Net investment income (loss)                                                                3,716,687
Net realized gain (loss)                                                                       84,751
Realized gain distributions                                                                 2,056,163
Net change in unrealized appreciation (depreciation)                                       (1,066,230)
                                                                                 --------------------
                                                                                 $          2,988,816
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    10.46          286     $    2,989          1.25%          28.6%
12/31/08          8.13          358          2,914          1.25%         -43.4%
12/31/07         14.36          457          6,563          1.25%           0.3%
12/31/06         14.32          532          7,622          1.25%          18.7%
12/31/05         12.06          627          7,556          1.25%           4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.0%
12/31/08          2.3%
12/31/07          1.8%
12/31/06          3.2%
12/31/05          1.8%

                       AUL American Individual Unit Trust
                                    Fidelity
                   Fidelity VIP Growth Initial Class-922174404

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,396,845    $        4,852,735                  146,366
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,396,845
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        4,396,845               419,225     $              10.49
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             17,342
Mortality & expense charges                                                                   (49,196)
                                                                                 --------------------
Net investment income (loss)                                                                  (31,854)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (494,671)
Realized gain distributions                                                                     3,419
Net change in unrealized appreciation (depreciation)                                        1,477,210
                                                                                 --------------------
Net gain (loss)                                                                               985,958
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            954,104
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (31,854)    $          (35,383)
Net realized gain (loss)                                              (494,671)              (780,496)
Realized gain distributions                                              3,419                      -
Net change in unrealized appreciation (depreciation)                 1,477,210             (3,249,034)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      954,104             (4,064,913)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               162,086                173,822
Cost of units redeemed                                                (668,781)            (1,734,545)
Account charges                                                         (7,559)                (9,328)
                                                             -----------------     ------------------
Increase (decrease)                                                   (514,254)            (1,570,051)
                                                             -----------------     ------------------
Net increase (decrease)                                                439,850             (5,634,964)
Net assets, beginning                                                3,956,995              9,591,959
                                                             -----------------     ------------------
Net assets, ending                                           $       4,396,845              3,956,995
                                                             =================     ==================
Units sold                                                              21,458                 20,389
Units redeemed                                                         (80,230)              (146,931)
                                                             -----------------     ------------------
Net increase (decrease)                                                (58,772)              (126,542)
Units outstanding, beginning                                           477,997                604,539
                                                             -----------------     ------------------
Units outstanding, ending                                              419,225                477,997
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         42,648,201
Cost of units redeemed/account charges                                                    (42,205,144)
Net investment income (loss)                                                                8,809,615
Net realized gain (loss)                                                                   (4,411,175)
Realized gain distributions                                                                    11,238
Net change in unrealized appreciation (depreciation)                                         (455,890)
                                                                                 --------------------
                                                                                 $          4,396,845
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    10.49          419     $    4,397          1.25%          26.7%
12/31/08          8.28          478          3,957          1.25%         -47.8%
12/31/07         15.87          605          9,592          1.25%          25.4%
12/31/06         12.65          762          9,642          1.25%           5.5%
12/31/05         11.99          955         11,450          1.25%           4.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.4%
12/31/08          0.7%
12/31/07          0.8%
12/31/06          0.4%
12/31/05          0.5%

                       AUL American Individual Unit Trust
                                    Fidelity
                Fidelity VIP High Income Initial Class-922174206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,315,163    $        1,439,963                  248,613
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,315,163
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,315,163               151,725     $               8.67
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             94,904
Mortality & expense charges                                                                   (14,537)
                                                                                 --------------------
Net investment income (loss)                                                                   80,367
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (86,751)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          411,144
                                                                                 --------------------
Net gain (loss)                                                                               324,393
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            404,760
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          80,367     $           96,615
Net realized gain (loss)                                               (86,751)               (27,592)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   411,144               (434,760)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      404,760               (365,737)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               166,483                 33,043
Cost of units redeemed                                                (247,270)              (255,956)
Account charges                                                         (1,385)                (1,406)
                                                             -----------------     ------------------
Increase (decrease)                                                    (82,172)              (224,319)
                                                             -----------------     ------------------
Net increase (decrease)                                                322,588               (590,056)
Net assets, beginning                                                  992,575              1,582,631
                                                             -----------------     ------------------
Net assets, ending                                           $       1,315,163                992,575
                                                             =================     ==================
Units sold                                                              23,049                  4,708
Units redeemed                                                         (34,123)               (34,211)
                                                             -----------------     ------------------
Net increase (decrease)                                                (11,074)               (29,503)
Units outstanding, beginning                                           162,799                192,302
                                                             -----------------     ------------------
Units outstanding, ending                                              151,725                162,799
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         14,560,212
Cost of units redeemed/account charges                                                    (13,374,648)
Net investment income (loss)                                                                3,277,652
Net realized gain (loss)                                                                   (3,023,253)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                         (124,800)
                                                                                 --------------------
                                                                                 $          1,315,163
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.67          152     $    1,315          1.25%          42.2%
12/31/08          6.10          163            993          1.25%         -25.9%
12/31/07          8.23          192          1,583          1.25%           1.5%
12/31/06          8.11          257          2,085          1.25%           9.9%
12/31/05          7.38          310          2,289          1.25%           1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          8.2%
12/31/08          8.7%
12/31/07          7.2%
12/31/06          7.2%
12/31/05         15.0%

                       AUL American Individual Unit Trust
                                    Fidelity
               Fidelity VIP II Contrafund Initial Class-922175500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,019,524    $       11,237,438                  437,416
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        9,019,524
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        9,019,524               554,862     $              16.26
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            108,592
Mortality & expense charges                                                                   (92,567)
                                                                                 --------------------
Net investment income (loss)                                                                   16,025
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (305,607)
Realized gain distributions                                                                     2,168
Net change in unrealized appreciation (depreciation)                                        2,444,143
                                                                                 --------------------
Net gain (loss)                                                                             2,140,704
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,156,729
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          16,025     $          (48,036)
Net realized gain (loss)                                              (305,607)              (673,427)
Realized gain distributions                                              2,168                376,799
Net change in unrealized appreciation (depreciation)                 2,444,143             (6,099,352)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,156,729             (6,444,016)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,254,136                425,072
Cost of units redeemed                                              (1,523,209)            (3,517,436)
Account charges                                                        (11,723)               (13,739)
                                                             -----------------     ------------------
Increase (decrease)                                                   (280,796)            (3,106,103)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,875,933             (9,550,119)
Net assets, beginning                                                7,143,591             16,693,710
                                                             -----------------     ------------------
Net assets, ending                                           $       9,019,524              7,143,591
                                                             =================     ==================
Units sold                                                             101,212                 30,526
Units redeemed                                                        (135,331)              (222,917)
                                                             -----------------     ------------------
Net increase (decrease)                                                (34,119)              (192,391)
Units outstanding, beginning                                           588,981                781,372
                                                             -----------------     ------------------
Units outstanding, ending                                              554,862                588,981
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         44,553,194
Cost of units redeemed/account charges                                                    (48,204,205)
Net investment income (loss)                                                                4,299,012
Net realized gain (loss)                                                                    4,772,526
Realized gain distributions                                                                 5,816,911
Net change in unrealized appreciation (depreciation)                                       (2,217,914)
                                                                                 --------------------
                                                                                 $          9,019,524
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    16.26          555     $    9,020          1.25%          34.0%
12/31/08         12.13          589          7,144          1.25%         -43.2%
12/31/07         21.36          781         16,694          1.25%          16.1%
12/31/06         18.40          933         17,164          1.25%          10.3%
12/31/05         16.68        1,096         18,282          1.25%          15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.3%
12/31/08          0.9%
12/31/07          0.9%
12/31/06          1.3%
12/31/05          0.3%

                       AUL American Individual Unit Trust
                                    Fidelity
                  Fidelity VIP Overseas Initial Class-922174503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,777,225    $        2,404,161                  118,088
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,777,225
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,777,225               201,674     $               8.81
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             33,662
Mortality & expense charges                                                                   (19,412)
                                                                                 --------------------
Net investment income (loss)                                                                   14,250
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (106,429)
Realized gain distributions                                                                     5,043
Net change in unrealized appreciation (depreciation)                                          437,645
                                                                                 --------------------
Net gain (loss)                                                                               336,259
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            350,509
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          14,250     $           29,847
Net realized gain (loss)                                              (106,429)                94,490
Realized gain distributions                                              5,043                316,214
Net change in unrealized appreciation (depreciation)                   437,645             (1,844,186)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      350,509             (1,403,635)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               104,281                370,524
Cost of units redeemed                                                (241,494)              (644,605)
Account charges                                                         (1,717)                (1,929)
                                                             -----------------     ------------------
Increase (decrease)                                                   (138,930)              (276,010)
                                                             -----------------     ------------------
Net increase (decrease)                                                211,579             (1,679,645)
Net assets, beginning                                                1,565,646              3,245,291
                                                             -----------------     ------------------
Net assets, ending                                           $       1,777,225              1,565,646
                                                             =================     ==================
Units sold                                                              15,032                 35,428
Units redeemed                                                         (35,363)               (68,799)
                                                             -----------------     ------------------
Net increase (decrease)                                                (20,331)               (33,371)
Units outstanding, beginning                                           222,005                255,376
                                                             -----------------     ------------------
Units outstanding, ending                                              201,674                222,005
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          8,650,189
Cost of units redeemed/account charges                                                     (7,313,364)
Net investment income (loss)                                                                1,011,832
Net realized gain (loss)                                                                     (494,034)
Realized gain distributions                                                                   549,538
Net change in unrealized appreciation (depreciation)                                         (626,936)
                                                                                 --------------------
                                                                                 $          1,777,225
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.81          202     $    1,777          1.25%          25.0%
12/31/08          7.05          222          1,566          1.25%         -44.5%
12/31/07         12.71          255          3,245          1.25%          15.8%
12/31/06         10.97          275          3,014          1.25%          16.6%
12/31/05          9.41          251          2,366          1.25%          17.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.0%
12/31/08          2.5%
12/31/07          3.3%
12/31/06          0.9%
12/31/05          0.6%

                       AUL American Individual Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2005 Portfolio Initial Class-922174651

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              846    $              933                       90
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              846
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $              846                   151     $               5.61
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 30
Mortality & expense charges                                                                       (18)
                                                                                 --------------------
Net investment income (loss)                                                                       12
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (779)
Realized gain distributions                                                                        42
Net change in unrealized appreciation (depreciation)                                            1,051
                                                                                 --------------------
Net gain (loss)                                                                                   314
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                326
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              12     $               26
Net realized gain (loss)                                                  (779)                  (229)
Realized gain distributions                                                 42                    312
Net change in unrealized appreciation (depreciation)                     1,051                 (1,400)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          326                 (1,291)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                     (1)
Cost of units redeemed                                                  (2,291)                (8,479)
Account charges                                                             (7)                    (8)
                                                             -----------------     ------------------
Increase (decrease)                                                     (2,298)                (8,488)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (1,972)                (9,779)
Net assets, beginning                                                    2,818                 12,597
                                                             -----------------     ------------------
Net assets, ending                                           $             846                  2,818
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                            (459)                (1,441)
                                                             -----------------     ------------------
Net increase (decrease)                                                   (459)                (1,441)
Units outstanding, beginning                                               610                  2,051
                                                             -----------------     ------------------
Units outstanding, ending                                                  151                    610
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             13,390
Cost of units redeemed/account charges                                                        (12,857)
Net investment income (loss)                                                                      375
Net realized gain (loss)                                                                         (797)
Realized gain distributions                                                                       822
Net change in unrealized appreciation (depreciation)                                              (87)
                                                                                 --------------------
                                                                                 $                846
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.61            0     $        1          1.25%          21.5%
12/31/08          4.62            1              3          1.25%         -24.8%
12/31/07          6.14            2             13          1.25%           7.3%
12/31/06          5.72            1              8          1.25%           5.6%
12/31/05          5.42            0              0          1.25%           8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.6%
12/31/08          1.5%
12/31/07          3.4%
12/31/06          5.2%
12/31/05          0.5%

                       AUL American Individual Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2010 Portfolio Initial Class-922174628

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           19,537    $           20,154                    1,999
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           19,537
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           19,537                 3,481     $               5.61
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                710
Mortality & expense charges                                                                      (252)
                                                                                 --------------------
Net investment income (loss)                                                                      458
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (7,894)
Realized gain distributions                                                                       260
Net change in unrealized appreciation (depreciation)                                            8,947
                                                                                 --------------------
Net gain (loss)                                                                                 1,313
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,771
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             458     $              855
Net realized gain (loss)                                                (7,894)                   (29)
Realized gain distributions                                                260                  1,338
Net change in unrealized appreciation (depreciation)                     8,947                (11,097)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        1,771                 (8,933)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   239                 21,012
Cost of units redeemed                                                 (15,493)                     -
Account charges                                                            (41)                   (37)
                                                             -----------------     ------------------
Increase (decrease)                                                    (15,295)                20,975
                                                             -----------------     ------------------
Net increase (decrease)                                                (13,524)                12,043
Net assets, beginning                                                   33,061                 21,018
                                                             -----------------     ------------------
Net assets, ending                                           $          19,537                 33,061
                                                             =================     ==================
Units sold                                                                  57                  3,827
Units redeemed                                                          (3,798)                    (7)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (3,741)                 3,820
Units outstanding, beginning                                             7,222                  3,402
                                                             -----------------     ------------------
Units outstanding, ending                                                3,481                  7,222
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             39,975
Cost of units redeemed/account charges                                                        (15,884)
Net investment income (loss)                                                                    1,706
Net realized gain (loss)                                                                       (7,878)
Realized gain distributions                                                                     2,235
Net change in unrealized appreciation (depreciation)                                             (617)
                                                                                 --------------------
                                                                                 $             19,537
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.61            3     $       20          1.25%          22.6%
12/31/08          4.58            7             33          1.25%         -25.9%
12/31/07          6.18            3             21          1.25%           7.4%
12/31/06          5.76            3             19          1.25%           8.4%
12/31/05          5.31            0              0          1.25%           6.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.7%
12/31/08          4.3%
12/31/07          2.5%
12/31/06          3.3%
12/31/05          0.5%

                       AUL American Individual Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2015 Portfolio Initial Class-922174586

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           20,196    $           23,356                    2,065
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           20,196
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           20,196                 3,554     $               5.68
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                672
Mortality & expense charges                                                                      (219)
                                                                                 --------------------
Net investment income (loss)                                                                      453
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (67)
Realized gain distributions                                                                       240
Net change in unrealized appreciation (depreciation)                                            3,231
                                                                                 --------------------
Net gain (loss)                                                                                 3,404
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,857
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             453     $              (38)
Net realized gain (loss)                                                   (67)                (4,169)
Realized gain distributions                                                240                  1,634
Net change in unrealized appreciation (depreciation)                     3,231                (12,654)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        3,857                (15,227)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   479                    497
Cost of units redeemed                                                       -                (29,079)
Account charges                                                            (66)                   (68)
                                                             -----------------     ------------------
Increase (decrease)                                                        413                (28,649)
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,270                (43,877)
Net assets, beginning                                                   15,926                 59,803
                                                             -----------------     ------------------
Net assets, ending                                           $          20,196                 15,926
                                                             =================     ==================
Units sold                                                                  86                     84
Units redeemed                                                               -                 (6,000)
                                                             -----------------     ------------------
Net increase (decrease)                                                     86                 (5,916)
Units outstanding, beginning                                             3,468                  9,384
                                                             -----------------     ------------------
Units outstanding, ending                                                3,554                  3,468
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             51,801
Cost of units redeemed/account charges                                                        (29,792)
Net investment income (loss)                                                                    1,401
Net realized gain (loss)                                                                       (4,039)
Realized gain distributions                                                                     3,985
Net change in unrealized appreciation (depreciation)                                           (3,160)
                                                                                 --------------------
                                                                                 $             20,196
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.68            4     $       20          1.25%          23.7%
12/31/08          4.59            3             16          1.25%         -27.9%
12/31/07          6.37            9             60          1.25%           8.0%
12/31/06          5.90            9             54          1.25%           9.7%
12/31/05          5.38            6             33          1.25%           7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          3.7%
12/31/08          1.4%
12/31/07          2.9%
12/31/06          1.2%
12/31/05          0.6%

                       AUL American Individual Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2020 Portfolio Initial Class-922174552

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           26,378    $           29,691                    2,770
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           26,378
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           26,378                 4,759     $               5.54
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                784
Mortality & expense charges                                                                      (269)
                                                                                 --------------------
Net investment income (loss)                                                                      515
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (85)
Realized gain distributions                                                                       267
Net change in unrealized appreciation (depreciation)                                            4,857
                                                                                 --------------------
Net gain (loss)                                                                                 5,039
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,554
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             515     $              160
Net realized gain (loss)                                                   (85)                (5,715)
Realized gain distributions                                                267                  1,603
Net change in unrealized appreciation (depreciation)                     4,857                (11,830)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        5,554                (15,782)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 2,549                 11,348
Cost of units redeemed                                                       -                (18,555)
Account charges                                                            (14)                   (16)
                                                             -----------------     ------------------
Increase (decrease)                                                      2,535                 (7,223)
                                                             -----------------     ------------------
Net increase (decrease)                                                  8,089                (23,005)
Net assets, beginning                                                   18,289                 41,294
                                                             -----------------     ------------------
Net assets, ending                                           $          26,378                 18,289
                                                             =================     ==================
Units sold                                                                 556                  2,021
Units redeemed                                                               -                 (4,134)
                                                             -----------------     ------------------
Net increase (decrease)                                                    556                 (2,113)
Units outstanding, beginning                                             4,203                  6,316
                                                             -----------------     ------------------
Units outstanding, ending                                                4,759                  4,203
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             49,877
Cost of units redeemed/account charges                                                        (19,223)
Net investment income (loss)                                                                    1,274
Net realized gain (loss)                                                                       (5,681)
Realized gain distributions                                                                     3,444
Net change in unrealized appreciation (depreciation)                                           (3,313)
                                                                                 --------------------
                                                                                 $             26,378
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.54            5     $       26          1.25%          27.4%
12/31/08          4.35            4             18          1.25%         -33.4%
12/31/07          6.54            6             41          1.25%           8.9%
12/31/06          6.01            5             32          1.25%           9.8%
12/31/05          5.47            0              1          1.25%           9.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          3.5%
12/31/08          2.1%
12/31/07          2.3%
12/31/06          2.9%
12/31/05          0.6%

                       AUL American Individual Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2025 Portfolio Initial Class-922174529

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            3,620    $            4,641                      389
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            3,620
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            3,620                   654     $               5.54
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                 $                 107
Mortality & expense charges                                                                       (39)
                                                                                 --------------------
Net investment income (loss)                                                                       68
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (123)
Realized gain distributions                                                                        45
Net change in unrealized appreciation (depreciation)                                              828
                                                                                 --------------------
Net gain (loss)                                                                                   750
                                                                                 --------------------
Increase (decrease) in net assets from operations                               $                 818
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              68     $               48
Net realized gain (loss)                                                  (123)                   (72)
Realized gain distributions                                                 45                    255
Net change in unrealized appreciation (depreciation)                       828                 (1,924)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          818                 (1,693)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                    (152)                  (409)
Account charges                                                            (35)                   (36)
                                                             -----------------     ------------------
Increase (decrease)                                                       (187)                  (445)
                                                             -----------------     ------------------
Net increase (decrease)                                                    631                 (2,138)
Net assets, beginning                                                    2,989                  5,127
                                                             -----------------     ------------------
Net assets, ending                                           $           3,620                  2,989
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                             (39)                   (80)
                                                             -----------------     ------------------
Net increase (decrease)                                                    (39)                   (80)
Units outstanding, beginning                                               693                    773
                                                             -----------------     ------------------
Units outstanding, ending                                                  654                    693
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             25,703
Cost of units redeemed/account charges                                                        (22,902)
Net investment income (loss)                                                                       68
Net realized gain (loss)                                                                        1,198
Realized gain distributions                                                                       574
Net change in unrealized appreciation (depreciation)                                           (1,021)
                                                                                 --------------------
                                                                                 $              3,620
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.54            1     $        4          1.25%          28.4%
12/31/08          4.31            1              3          1.25%         -35.0%
12/31/07          6.63            1              5          1.25%           9.1%
12/31/06          6.08            1              6          1.25%          10.9%
12/31/05          5.48            1              3          1.25%           9.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          3.2%
12/31/08          2.5%
12/31/07          1.9%
12/31/06          2.1%
12/31/05          1.0%

                       AUL American Individual Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2030 Portfolio Initial Class-922174487

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           20,746    $           25,329                    2,297
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           20,746
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           20,746                 3,847     $               5.39
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                417
Mortality & expense charges                                                                      (213)
                                                                                 --------------------
Net investment income (loss)                                                                      204
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (594)
Realized gain distributions                                                                       229
Net change in unrealized appreciation (depreciation)                                            4,912
                                                                                 --------------------
Net gain (loss)                                                                                 4,547
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,751
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             204     $              258
Net realized gain (loss)                                                  (594)                    (6)
Realized gain distributions                                                229                  1,305
Net change in unrealized appreciation (depreciation)                     4,912                 (9,603)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        4,751                 (8,046)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 2,491                  5,586
Cost of units redeemed                                                  (1,296)                     -
Account charges                                                            (41)                   (34)
                                                             -----------------     ------------------
Increase (decrease)                                                      1,154                  5,552
                                                             -----------------     ------------------
Net increase (decrease)                                                  5,905                 (2,494)
Net assets, beginning                                                   14,841                 17,335
                                                             -----------------     ------------------
Net assets, ending                                           $          20,746                 14,841
                                                             =================     ==================
Units sold                                                                 530                  1,157
Units redeemed                                                            (261)                  (136)
                                                             -----------------     ------------------
Net increase (decrease)                                                    269                  1,021
Units outstanding, beginning                                             3,578                  2,557
                                                             -----------------     ------------------
Units outstanding, ending                                                3,847                  3,578
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             24,878
Cost of units redeemed/account charges                                                         (1,772)
Net investment income (loss)                                                                      696
Net realized gain (loss)                                                                         (541)
Realized gain distributions                                                                     2,068
Net change in unrealized appreciation (depreciation)                                           (4,583)
                                                                                 --------------------
                                                                                 $             20,746
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.39            4     $       21          1.25%          30.0%
12/31/08          4.15            4             15          1.25%         -38.8%
12/31/07          6.78            3             17          1.25%          10.0%
12/31/06          6.16            1              3          1.25%          11.7%
12/31/05          5.52            0              1          1.25%          10.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.3%
12/31/08          2.9%
12/31/07          3.4%
12/31/06          2.3%
12/31/05          0.8%

                       AUL American Individual Unit Trust
                                    Fidelity
          Fidelity VIP Freedom Income Portfolio Initial Class-922174685

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               5.73
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (12)
                                                                                 --------------------
Net investment income (loss)                                                                      (12)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,399)
Realized gain distributions                                                                        48
Net change in unrealized appreciation (depreciation)                                            1,065
                                                                                 --------------------
Net gain (loss)                                                                                  (286)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (298)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (12)    $              113
Net realized gain (loss)                                                (1,399)                  (249)
Realized gain distributions                                                 48                    154
Net change in unrealized appreciation (depreciation)                     1,065                   (916)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                         (298)                  (898)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      2
Cost of units redeemed                                                  (5,455)                (5,513)
Account charges                                                             (6)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                     (5,461)                (5,511)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (5,759)                (6,410)
Net assets, beginning                                                    5,759                 12,169
                                                             -----------------     ------------------
Net assets, ending                                           $               -                  5,759
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                          (1,142)                  (992)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (1,142)                  (992)
Units outstanding, beginning                                             1,142                  2,134
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                  1,142
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             37,269
Cost of units redeemed/account charges                                                        (36,831)
Net investment income (loss)                                                                      421
Net realized gain (loss)                                                                       (1,147)
Realized gain distributions                                                                       288
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.73            0     $        0          1.25%          13.5%
12/31/08          5.04            1              6          1.25%         -11.6%
12/31/07          5.70            2             12          1.25%           4.9%
12/31/06          5.44            0              0          1.25%           5.6%
12/31/05          5.15            0              0          1.25%           6.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          2.5%
12/31/07          7.6%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                    Fidelity
            Fidelity VIP Mid Cap Portfolio Service Class 2-922176805

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           17,398    $           17,311                      693
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           17,398
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           17,398                 2,700     $               6.44
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 59
Mortality & expense charges                                                                       (31)
                                                                                 --------------------
Net investment income (loss)                                                                       28
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          161
Realized gain distributions                                                                        79
Net change in unrealized appreciation (depreciation)                                               87
                                                                                 --------------------
Net gain (loss)                                                                                   327
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                355
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                 28
Net realized gain (loss)                                                                          161
Realized gain distributions                                                                        79
Net change in unrealized appreciation (depreciation)                                               87
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 355
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       19,995
Cost of units redeemed                                                                         (2,952)
Account charges                                                                                     -
                                                                                 --------------------
Increase (decrease)                                                                            17,043
                                                                                 --------------------
Net increase (decrease)                                                                        17,398
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             17,398
                                                                                 ====================
Units sold                                                                                      3,178
Units redeemed                                                                                   (478)
                                                                                 --------------------
Net increase (decrease)                                                                         2,700
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                       2,700
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             19,995
Cost of units redeemed/account charges                                                         (2,952)
Net investment income (loss)                                                                       28
Net realized gain (loss)                                                                          161
Realized gain distributions                                                                        79
Net change in unrealized appreciation (depreciation)                                               87
                                                                                 --------------------
                                                                                 $             17,398
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.44            3     $       17          1.25%          28.9%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09         0.7%

                       AUL American Individual Unit Trust
                               Franklin Templeton
         Franklin Templeton FTVIP Founding Funds Allocation 1-355150236

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            6,428    $            5,050                      899
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            6,428
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            6,428                 1,496     $               4.30
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                158
Mortality & expense charges                                                                       (69)
                                                                                 --------------------
Net investment income (loss)                                                                       89
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,313)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,230
                                                                                 --------------------
Net gain (loss)                                                                                   917
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,006
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              89   $                168
Net realized gain (loss)                                                (3,313)                  (180)
Realized gain distributions                                                  -                    195
Net change in unrealized appreciation (depreciation)                     4,230                 (2,852)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        1,006                 (2,669)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                 4,954                 10,081
Cost of units redeemed                                                  (6,447)                  (484)
Account charges                                                             (4)                    (9)
                                                             -----------------   --------------------
Increase (decrease)                                                     (1,497)                 9,588
                                                             -----------------   --------------------
Net increase (decrease)                                                   (491)                 6,919
Net assets, beginning                                                    6,919                      -
                                                             -----------------   --------------------
Net assets, ending                                           $           6,428                  6,919
                                                             =================   ====================
Units sold                                                               1,497                  2,219
Units redeemed                                                          (2,075)                  (145)
                                                             -----------------   --------------------
Net increase (decrease)                                                   (578)                 2,074
Units outstanding, beginning                                             2,074                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                1,496                  2,074
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             15,035
Cost of units redeemed/account charges                                                         (6,944)
Net investment income (loss)                                                                      257
Net realized gain (loss)                                                                       (3,493)
Realized gain distributions                                                                       195
Net change in unrealized appreciation (depreciation)                                            1,378
                                                                                 --------------------
                                                                                 $              6,428
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.30            1     $        6          1.25%          28.9%
12/31/08          3.34            2              7          1.25%         -33.3%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.4%
12/31/08          6.1%

                       AUL American Individual Unit Trust
                               Franklin Templeton
            Franklin Templeton Small Cap Value Securities 1-355150673

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               4.24
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  1
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        1
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           14
Realized gain distributions                                                                         4
Net change in unrealized appreciation (depreciation)                                                4
                                                                                 --------------------
Net gain (loss)                                                                                    22
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 23
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               1   $                 (1)
Net realized gain (loss)                                                    14                   (246)
Realized gain distributions                                                  4                      -
Net change in unrealized appreciation (depreciation)                         4                     (4)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                           23                   (251)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     -                    718
Cost of units redeemed                                                    (107)                  (381)
Account charges                                                             (2)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                       (109)                   337
                                                             -----------------   --------------------
Net increase (decrease)                                                    (86)                    86
Net assets, beginning                                                       86                      -
                                                             -----------------   --------------------
Net assets, ending                                           $               -                     86
                                                             =================   ====================
Units sold                                                                   -                    154
Units redeemed                                                             (26)                  (128)
                                                             -----------------   --------------------
Net increase (decrease)                                                    (26)                    26
Units outstanding, beginning                                                26                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                    -                     26
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                718
Cost of units redeemed/account charges                                                           (490)
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                         (232)
Realized gain distributions                                                                         4
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.24            0     $        0          1.25%          27.9%
12/31/08          3.31            0              0          1.25%         -33.8%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.3%
12/31/08          0.0%

                       AUL American Individual Unit Trust
                               Franklin Templeton
                 Templeton Global Income Securities 1-355150707

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           35,607    $           35,122                    2,009
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           35,607
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           35,607                 6,041     $               5.89
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,737
Mortality & expense charges                                                                      (323)
                                                                                 --------------------
Net investment income (loss)                                                                    2,414
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,708
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,334)
                                                                                 --------------------
Net gain (loss)                                                                                 1,374
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,788
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,414   $                 79
Net realized gain (loss)                                                 2,708                   (443)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    (1,334)                 1,819
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        3,788                  1,455
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                37,822                 42,557
Cost of units redeemed                                                 (45,197)                (4,770)
Account charges                                                            (48)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     (7,423)                37,787
                                                             -----------------   --------------------
Net increase (decrease)                                                 (3,635)                39,242
Net assets, beginning                                                   39,242                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          35,607                 39,242
                                                             =================   ====================
Units sold                                                               6,997                  8,846
Units redeemed                                                          (8,779)                (1,023)
                                                             -----------------   --------------------
Net increase (decrease)                                                 (1,782)                 7,823
Units outstanding, beginning                                             7,823                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                6,041                  7,823
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             80,379
Cost of units redeemed/account charges                                                        (50,015)
Net investment income (loss)                                                                    2,493
Net realized gain (loss)                                                                        2,265
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              485
                                                                                 --------------------
                                                                                 $             35,607
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.89            6     $       36          1.25%          17.5%
12/31/08          5.02            8             39          1.25%           0.3%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          7.3%
12/31/08          0.9%

                       AUL American Individual Unit Trust
                               Franklin Templeton
                FTVIP Templeton Foreign Securities Fund-355150392

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            6,362    $            6,199                      473
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            6,362
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            6,362                   936     $               6.80
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (44)
                                                                                 --------------------
Net investment income (loss)                                                                      (44)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          926
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              163
                                                                                 --------------------
Net gain (loss)                                                                                 1,089
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,045
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                (44)
Net realized gain (loss)                                                                          926
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              163
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               1,045
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       15,377
Cost of units redeemed                                                                        (10,057)
Account charges                                                                                    (3)
                                                                                 --------------------
Increase (decrease)                                                                             5,317
                                                                                 --------------------
Net increase (decrease)                                                                         6,362
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $              6,362
                                                                                 ====================
Units sold                                                                                      2,450
Units redeemed                                                                                 (1,514)
                                                                                 --------------------
Net increase (decrease)                                                                           936
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                         936
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             15,377
Cost of units redeemed/account charges                                                        (10,060)
Net investment income (loss)                                                                      (44)
Net realized gain (loss)                                                                          926
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              163
                                                                                 --------------------
                                                                                 $              6,362
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.80            1     $        6          1.25%          36.0%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%

                       AUL American Individual Unit Trust
                                      Janus
             Janus Aspen Flexible Bond Institutional Class-471021501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          753,589    $          708,481                   59,951
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          753,589
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          753,589               117,369     $               6.42
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             34,530
Mortality & expense charges                                                                    (9,434)
                                                                                 --------------------
Net investment income (loss)                                                                   25,096
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       13,419
Realized gain distributions                                                                       715
Net change in unrealized appreciation (depreciation)                                           47,365
                                                                                 --------------------
Net gain (loss)                                                                                61,499
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             86,595
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          25,096     $           22,763
Net realized gain (loss)                                                13,419                 (1,613)
Realized gain distributions                                                715                      -
Net change in unrealized appreciation (depreciation)                    47,365                 (3,271)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       86,595                 17,879
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               384,352                758,415
Cost of units redeemed                                                (323,241)              (485,325)
Account charges                                                           (453)                  (248)
                                                             -----------------     ------------------
Increase (decrease)                                                     60,658                272,842
                                                             -----------------     ------------------
Net increase (decrease)                                                147,253                290,721
Net assets, beginning                                                  606,336                315,615
                                                             -----------------     ------------------
Net assets, ending                                           $         753,589                606,336
                                                             =================     ==================
Units sold                                                              64,279                140,246
Units redeemed                                                         (52,499)               (92,206)
                                                             -----------------     ------------------
Net increase (decrease)                                                 11,780                 48,040
Units outstanding, beginning                                           105,589                 57,549
                                                             -----------------     ------------------
Units outstanding, ending                                              117,369                105,589
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,560,621
Cost of units redeemed/account charges                                                       (930,348)
Net investment income (loss)                                                                   67,376
Net realized gain (loss)                                                                        8,819
Realized gain distributions                                                                     2,013
Net change in unrealized appreciation (depreciation)                                           45,108
                                                                                 --------------------
                                                                                 $            753,589
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.42          117     $      754          1.25%          11.8%
12/31/08          5.74          106            606          1.25%           4.7%
12/31/07          5.48           58            316          1.25%           5.7%
12/31/06          5.19           28            148          1.25%           2.9%
12/31/05          5.04           27            135          1.25%           0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          5.1%
12/31/08          6.8%
12/31/07          5.9%
12/31/06          4.9%
12/31/05          5.8%

                       AUL American Individual Unit Trust
                                      Janus
          Janus Aspen Worldwide Portfolio Institutional Class-471021303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           25,656    $           28,520                      979
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           25,656
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           25,656                 4,994     $               5.14
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                242
Mortality & expense charges                                                                      (179)
                                                                                 --------------------
Net investment income (loss)                                                                       63
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,216)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,030
                                                                                 --------------------
Net gain (loss)                                                                                 3,814
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,877
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              63     $              (75)
Net realized gain (loss)                                                (2,216)                (9,262)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     6,030                 (9,302)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        3,877                (18,639)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                10,761                  6,945
Cost of units redeemed                                                  (1,759)               (37,224)
Account charges                                                            (31)                   (30)
                                                             -----------------     ------------------
Increase (decrease)                                                      8,971                (30,309)
                                                             -----------------     ------------------
Net increase (decrease)                                                 12,848                (48,948)
Net assets, beginning                                                   12,808                 61,756
                                                             -----------------     ------------------
Net assets, ending                                           $          25,656                 12,808
                                                             =================     ==================
Units sold                                                               2,196                  1,327
Units redeemed                                                            (592)                (6,871)
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,604                 (5,544)
Units outstanding, beginning                                             3,390                  8,934
                                                             -----------------     ------------------
Units outstanding, ending                                                4,994                  3,390
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            159,222
Cost of units redeemed/account charges                                                       (124,891)
Net investment income (loss)                                                                     (209)
Net realized gain (loss)                                                                       (5,602)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (2,864)
                                                                                 --------------------
                                                                                 $             25,656
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.14            5     $       26          1.25%          36.0%
12/31/08          3.78            3             13          1.25%         -45.4%
12/31/07          6.91            9             62          1.25%           8.3%
12/31/06          6.39            6             41          1.25%          16.7%
12/31/05          5.47            1              6          1.25%           9.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.3%
12/31/08          0.9%
12/31/07          0.9%
12/31/06          1.8%
12/31/05          0.6%

                       AUL American Individual Unit Trust
                                      Janus
            Janus Aspen Forty Portfolio Institutional Class-471021865

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           19,528    $           18,283                      581
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           19,528
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           19,528                 4,964     $               3.93
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  1
Mortality & expense charges                                                                      (112)
                                                                                 --------------------
Net investment income (loss)                                                                     (111)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (15)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,478
                                                                                 --------------------
Net gain (loss)                                                                                 2,463
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,352
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended        For the period from
                                                                    12/31/2009     05/01/08 to 12/31/2008
                                                             -----------------     ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (111)    $                   (9)
Net realized gain (loss)                                                   (15)                       (88)
Realized gain distributions                                                  -                          -
Net change in unrealized appreciation (depreciation)                     2,478                     (1,233)
                                                             -----------------     ----------------------
Increase (decrease) in net assets from operations                        2,352                     (1,330)
                                                             -----------------     ----------------------
Contract owner transactions:
Proceeds from units sold                                                14,652                      4,056
Cost of units redeemed                                                       -                       (195)
Account charges                                                             (7)                         -
                                                             -----------------     ----------------------
Increase (decrease)                                                     14,645                      3,861
                                                             -----------------     ----------------------
Net increase (decrease)                                                 16,997                      2,531
Net assets, beginning                                                    2,531                          -
                                                             -----------------     ----------------------
Net assets, ending                                           $          19,528                      2,531
                                                             =================     ======================
Units sold                                                               4,034                        999
Units redeemed                                                               -                        (69)
                                                             -----------------     ----------------------
Net increase (decrease)                                                  4,034                        930
Units outstanding, beginning                                               930                          -
                                                             -----------------     ----------------------
Units outstanding, ending                                                4,964                        930
                                                             =================     ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      18,708
Cost of units redeemed/account charges                                                           (202)
Net investment income (loss)                                                                     (120)
Net realized gain (loss)                                                                         (103)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,245
                                                                                        -------------
                                                                                        $      19,528
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.93            5     $       20          1.25%          44.5%
12/31/08          2.72            1              3          1.25%         -45.6%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%

                       AUL American Individual Unit Trust
                                      Janus
       Janus Aspen International Growth Portfolio Service Class-471021667

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           92,637    $           86,368                    2,054
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           92,637
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           92,637                12,976     $               7.14
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 98
Mortality & expense charges                                                                      (267)
                                                                                 --------------------
Net investment income (loss)                                                                     (169)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           17
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,269
                                                                                 --------------------
Net gain (loss)                                                                                 6,286
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,117
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $               (169)
Net realized gain (loss)                                                                           17
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,269
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               6,117
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       86,520
Cost of units redeemed                                                                              -
Account charges                                                                                     -
                                                                                 --------------------
Increase (decrease)                                                                            86,520
                                                                                 --------------------
Net increase (decrease)                                                                        92,637
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             92,637
                                                                                 ====================
Units sold                                                                                     12,976
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                        12,976
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                      12,976
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      86,520
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                     (169)
Net realized gain (loss)                                                                           17
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,269
                                                                                        -------------
                                                                                        $      92,637
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     7.14           13     $       93          1.25%          42.8%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.2%

                       AUL American Individual Unit Trust
                                      Janus
                Janus Aspen Mid-Cap Value Service Class-471021451

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              989    $              882                       72
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              989
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $              989                   162     $               6.09
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  1
Mortality & expense charges                                                                        (4)
                                                                                 --------------------
Net investment income (loss)                                                                       (3)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              107
                                                                                 --------------------
Net gain (loss)                                                                                   108
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                105
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                 (3)
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              107
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 105
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                          890
Cost of units redeemed                                                                              -
Account charges                                                                                    (6)
                                                                                 --------------------
Increase (decrease)                                                                               884
                                                                                 --------------------
Net increase (decrease)                                                                           989
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                989
                                                                                 ====================
Units sold                                                                                        162
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                           162
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                         162
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $         890
Cost of units redeemed/account charges                                                             (6)
Net investment income (loss)                                                                       (3)
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              107
                                                                                        -------------
                                                                                        $         989
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.09            0     $        1          1.25%          21.9%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.2%

                       AUL American Individual Unit Trust
                                Neuberger Berman
                 Neuberger Berman AMT Regency I Class-641222708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           68,640    $           84,032                    5,598
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           68,640
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           68,640                13,576     $               5.06
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,199
Mortality & expense charges                                                                      (843)
                                                                                 --------------------
Net investment income (loss)                                                                      356
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (22,675)
Realized gain distributions                                                                     1,012
Net change in unrealized appreciation (depreciation)                                           45,326
                                                                                 --------------------
Net gain (loss)                                                                                23,663
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             24,019
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             356     $             (508)
Net realized gain (loss)                                               (22,675)               (12,445)
Realized gain distributions                                              1,012                    252
Net change in unrealized appreciation (depreciation)                    45,326                (62,033)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       24,019                (74,734)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 5,343                  4,187
Cost of units redeemed                                                 (31,304)               (69,124)
Account charges                                                            (45)                   (62)
                                                             -----------------     ------------------
Increase (decrease)                                                    (26,006)               (64,999)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (1,987)              (139,733)
Net assets, beginning                                                   70,627                210,360
                                                             -----------------     ------------------
Net assets, ending                                           $          68,640                 70,627
                                                             =================     ==================
Units sold                                                               1,214                    832
Units redeemed                                                          (7,828)               (12,864)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (6,614)               (12,032)
Units outstanding, beginning                                            20,190                 32,222
                                                             -----------------     ------------------
Units outstanding, ending                                               13,576                 20,190
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     393,154
Cost of units redeemed/account charges                                                       (305,234)
Net investment income (loss)                                                                   (3,129)
Net realized gain (loss)                                                                      (24,056)
Realized gain distributions                                                                    23,297
Net change in unrealized appreciation (depreciation)                                          (15,392)
                                                                                        -------------
                                                                                        $      68,640
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.06           14     $       69          1.25%          44.5%
12/31/08          3.50           20             71          1.25%         -46.4%
12/31/07          6.53           32            210          1.25%           2.0%
12/31/06          6.40           34            218          1.25%           9.8%
12/31/05          5.83           30            174          1.25%          16.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.7%
12/31/08          1.0%
12/31/07          0.5%
12/31/06          1.1%
12/31/05          0.1%

                       AUL American Individual Unit Trust
                                Neuberger Berman
             Neuberger Berman AMT Small Cap Growth S Class-641222880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            5,153    $            7,367                      502
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            5,153
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            5,153                 1,224     $               4.21
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (53)
                                                                                 --------------------
Net investment income (loss)                                                                      (53)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (41)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              996
                                                                                 --------------------
Net gain (loss)                                                                                   955
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                902
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (53)    $             (392)
Net realized gain (loss)                                                   (41)               (18,157)
Realized gain distributions                                                  -                    201
Net change in unrealized appreciation (depreciation)                       996                 (4,642)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          902                (22,990)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   196                    432
Cost of units redeemed                                                       -               (136,088)
Account charges                                                             (7)                   (19)
                                                             -----------------     ------------------
Increase (decrease)                                                        189               (135,675)
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,091               (158,665)
Net assets, beginning                                                    4,062                162,727
                                                             -----------------     ------------------
Net assets, ending                                           $           5,153                  4,062
                                                             =================     ==================
Units sold                                                                  54                    120
Units redeemed                                                               -                (26,957)
                                                             -----------------     ------------------
Net increase (decrease)                                                     54                (26,837)
Units outstanding, beginning                                             1,170                 28,007
                                                             -----------------     ------------------
Units outstanding, ending                                                1,224                  1,170
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     276,958
Cost of units redeemed/account charges                                                       (259,612)
Net investment income (loss)                                                                   (5,664)
Net realized gain (loss)                                                                      (11,447)
Realized gain distributions                                                                     7,132
Net change in unrealized appreciation (depreciation)                                           (2,214)
                                                                                        -------------
                                                                                        $       5,153
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.21            1     $        5          1.25%          21.2%
12/31/08          3.47            1              4          1.25%         -40.2%
12/31/07          5.81           28            163          1.25%          -0.7%
12/31/06          5.85           33            196          1.25%           4.0%
12/31/05          5.63           38            212          1.25%          12.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.7%

                       AUL American Individual Unit Trust
                                Neuberger Berman
        Neuberger Berman Short Duration Bond Portfolio I Class-007575301

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           88,915    $           97,960                    7,924
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           88,915
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           88,915                17,392     $               5.11
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009


Investment Income:
Dividend income                                                                  $              6,617
Mortality & expense charges                                                                    (1,099)
                                                                                 --------------------
Net investment income (loss)                                                                    5,518
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,754)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,077
                                                                                 --------------------
Net gain (loss)                                                                                 3,323
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,841
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           5,518     $            6,245
Net realized gain (loss)                                                (8,754)               (19,626)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    12,077                (22,555)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        8,841                (35,936)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                22,186                 60,156
Cost of units redeemed                                                 (47,472)              (211,566)
Account charges                                                           (122)                  (117)
                                                             -----------------     ------------------
Increase (decrease)                                                    (25,408)              (151,527)
                                                             -----------------     ------------------
Net increase (decrease)                                                (16,567)              (187,463)
Net assets, beginning                                                  105,482                292,945
                                                             -----------------     ------------------
Net assets, ending                                           $          88,915                105,482
                                                             =================     ==================
Units sold                                                               4,520                 11,285
Units redeemed                                                         (10,219)               (43,022)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (5,699)               (31,737)
Units outstanding, beginning                                            23,091                 54,828
                                                             -----------------     ------------------
Units outstanding, ending                                               17,392                 23,091
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     479,226
Cost of units redeemed/account charges                                                       (372,077)
Net investment income (loss)                                                                   17,339
Net realized gain (loss)                                                                      (26,528)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (9,045)
                                                                                        -------------
                                                                                        $      88,915
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.11           17     $       89          1.25%          11.9%
12/31/08          4.57           23            105          1.25%         -14.5%
12/31/07          5.34           55            293          1.25%           3.5%
12/31/06          5.16           20            105          1.25%           2.9%
12/31/05          5.02           16             78          1.25%           0.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          6.8%
12/31/08          4.6%
12/31/07          2.4%
12/31/06          4.4%
12/31/05          1.4%

                       AUL American Individual Unit Trust
                                Neuberger Berman
         Neuberger Berman AMT Mid-Cap Growth Portfolio S Class-641222856

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            5,127    $            4,706                      245
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            5,127
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            5,127                   813     $               6.31
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (14)
                                                                                 --------------------
Net investment income (loss)                                                                      (14)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              421
                                                                                 --------------------
Net gain (loss)                                                                                   422
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                408
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                (14)
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              421
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 408
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                        4,719
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Increase (decrease)                                                                             4,719
                                                                                 --------------------
Net increase (decrease)                                                                         5,127
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $              5,127
                                                                                 ====================
Units sold                                                                                        813
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                           813
                                                                                 --------------------
Units outstanding, ending                                                                         813
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       4,719
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                      (14)
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              421
                                                                                        -------------
                                                                                        $       5,127
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.31            1     $        5          1.25%          26.1%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%

                       AUL American Individual Unit Trust
                                     Pioneer
                  Pioneer Fund VCT Portfolio Class I-724027875

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           53,097    $           49,289                    2,709
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           53,097
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           53,097                10,144     $               5.23
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                929
Mortality & expense charges                                                                      (633)
                                                                                 --------------------
Net investment income (loss)                                                                      296
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (7,457)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           18,670
                                                                                 --------------------
Net gain (loss)                                                                                11,213
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             11,509
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             296     $              350
Net realized gain (loss)                                                (7,457)               (10,479)
Realized gain distributions                                                  -                  2,318
Net change in unrealized appreciation (depreciation)                    18,670                (14,516)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       11,509                (22,327)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                29,198                 85,718
Cost of units redeemed                                                 (32,577)               (68,445)
Account charges                                                            (39)                   (40)
                                                             -----------------     ------------------
Increase (decrease)                                                     (3,418)                17,233
                                                             -----------------     ------------------
Net increase (decrease)                                                  8,091                 (5,094)
Net assets, beginning                                                   45,006                 50,100
                                                             -----------------     ------------------
Net assets, ending                                           $          53,097                 45,006
                                                             =================     ==================
Units sold                                                               6,566                 17,066
Units redeemed                                                          (7,053)               (14,117)
                                                             -----------------     ------------------
Net increase (decrease)                                                   (487)                 2,949
Units outstanding, beginning                                            10,631                  7,682
                                                             -----------------     ------------------
Units outstanding, ending                                               10,144                 10,631
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     206,191
Cost of units redeemed/account charges                                                       (144,013)
Net investment income (loss)                                                                      815
Net realized gain (loss)                                                                      (16,022)
Realized gain distributions                                                                     2,318
Net change in unrealized appreciation (depreciation)                                            3,808
                                                                                        -------------
                                                                                        $      53,097
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.23           10     $       53          1.25%          23.6%
12/31/08          4.23           11             45          1.25%         -35.1%
12/31/07          6.52            8             50          1.25%           3.7%
12/31/06          6.29            4             24          1.25%          47.0%
12/31/05          4.28            0              0          1.25%         -14.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          1.9%
12/31/08          2.4%
12/31/07          1.5%
12/31/06          0.8%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                     Pioneer
             Pioneer Fund Growth Opportunities VCT Class I-724027230

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           25,605    $           26,108                    1,337
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           25,605
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           25,605                 4,862     $               5.27
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009


Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (255)
                                                                                 --------------------
Net investment income (loss)                                                                     (255)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,660)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           11,169
                                                                                 --------------------
Net gain (loss)                                                                                 7,509
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              7,254
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (255)    $             (320)
Net realized gain (loss)                                                (3,660)               (10,575)
Realized gain distributions                                                  -                  2,580
Net change in unrealized appreciation (depreciation)                    11,169                 (3,079)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        7,254                (11,394)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 4,742                  5,769
Cost of units redeemed                                                  (3,822)               (28,487)
Account charges                                                            (23)                   (25)
                                                             -----------------     ------------------
Increase (decrease)                                                        897                (22,743)
                                                             -----------------     ------------------
Net increase (decrease)                                                  8,151                (34,137)
Net assets, beginning                                                   17,454                 51,591
                                                             -----------------     ------------------
Net assets, ending                                           $          25,605                 17,454
                                                             =================     ==================
Units sold                                                               1,156                  1,491
Units redeemed                                                          (1,026)                (5,669)
                                                             -----------------     ------------------
Net increase (decrease)                                                    130                 (4,178)
Units outstanding, beginning                                             4,732                  8,910
                                                             -----------------     ------------------
Units outstanding, ending                                                4,862                  4,732
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     123,253
Cost of units redeemed/account charges                                                        (93,778)
Net investment income (loss)                                                                   (2,644)
Net realized gain (loss)                                                                      (11,863)
Realized gain distributions                                                                    11,140
Net change in unrealized appreciation (depreciation)                                             (503)
                                                                                        -------------
                                                                                        $      25,605
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.27            5     $       26          1.25%          42.8%
12/31/08          3.69            5             17          1.25%         -36.3%
12/31/07          5.79            9             52          1.25%          -5.1%
12/31/06          6.10           12             73          1.25%           4.3%
12/31/05          5.85            9             53          1.25%          17.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%
12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%

                       AUL American Individual Unit Trust
                                     Pioneer
                 Pioneer Emerging Markets VCT Class I-724027867

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          110,330    $          106,491                    4,035
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          110,330
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          110,330                28,807     $               3.83
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 25
Mortality & expense charges                                                                      (291)
                                                                                 --------------------
Net investment income (loss)                                                                     (266)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          962
Realized gain distributions                                                                         -
Net change in unrealized appreciation  (depreciation)                                           3,878
                                                                                 --------------------
Net gain (loss)                                                                                 4,840
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,574
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended        For the period from
                                                                    12/31/2009     05/01/08 to 12/31/2008
                                                             -----------------     ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (266)    $                   (2)
Net realized gain (loss)                                                   962                         (1)
Realized gain distributions                                                  -                          -
Net change in unrealized appreciation (depreciation)                     3,878                        (39)
                                                             -----------------     ----------------------
Increase (decrease) in net assets from operations                        4,574                        (42)
                                                             -----------------     ----------------------
Contract owner transactions:
Proceeds from units sold                                               107,709                        966
Cost of units redeemed                                                  (2,863)                         -
Account charges                                                             (9)                        (5)
                                                             -----------------     ----------------------
Increase (decrease)                                                    104,837                        961
                                                             -----------------     ----------------------
Net increase (decrease)                                                109,411                        919
Net assets, beginning                                                      919                          -
                                                             -----------------     ----------------------
Net assets, ending                                           $         110,330                        919
                                                             =================     ======================
Units sold                                                              29,226                        416
Units redeemed                                                            (833)                        (2)
                                                             -----------------     ----------------------
Net increase (decrease)                                                 28,393                        414
Units outstanding, beginning                                               414                          -
                                                             -----------------     ----------------------
Units outstanding, ending                                               28,807                        414
                                                             =================     ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     108,675
Cost of units redeemed/account charges                                                         (2,877)
Net investment income (loss)                                                                     (268)
Net realized gain (loss)                                                                          961
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,839
                                                                                        -------------
                                                                                        $     110,330
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.83           29     $      110          1.25%          72.5%
12/31/08          2.22            0              1          1.25%         -55.6%
05/01/08          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.0%
12/31/08          0.0%

                       AUL American Individual Unit Trust
                                     Pioneer
             Pioneer Equity Income VCT Portfolio Series II-724027826

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,232    $            1,943                      132
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            2,232
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            2,232                   366     $               6.11
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 43
Mortality & expense charges                                                                       (14)
                                                                                 --------------------
Net investment income (loss)                                                                       29
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              289
                                                                                 --------------------
Net gain (loss)                                                                                   290
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                319
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                 29
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              289
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 319
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                        1,915
Cost of units redeemed                                                                              -
Account charges                                                                                    (2)
                                                                                 --------------------
Increase (decrease)                                                                             1,913
                                                                                 --------------------
Net increase (decrease)                                                                         2,232
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $              2,232
                                                                                 ====================
Units sold                                                                                        366
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                           366
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                         366
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       1,915
Cost of units redeemed/account charges                                                             (2)
Net investment income (loss)                                                                       29
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              289
                                                                                        -------------
                                                                                        $       2,232
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.11            0     $        2          1.25%          22.1%
05/01/09          5.00            0              0          1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          3.9%

                       AUL American Individual Unit Trust
                                      Royce
               Royce Small Cap Portfolio Investor Class-78080T105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           23,359    $           22,936                    2,691
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           23,359
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           23,359                 4,977     $               4.69
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (34)
                                                                                 --------------------
Net investment income (loss)                                                                      (34)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (3)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              443
                                                                                 --------------------
Net gain (loss)                                                                                   440
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                406
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Year ended    For the period from
                                                                   12/31/2009    05/01/08 to 12/31/08
                                                            -----------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (34)   $                 (8)
Net realized gain (loss)                                                   (3)                   (949)
Realized gain distributions                                                 -                       5
Net change in unrealized appreciation (depreciation)                      443                     (20)
                                                            -----------------    --------------------
Increase (decrease) in net assets from operations                         406                    (972)
                                                            -----------------    --------------------
Contract owner transactions:
Proceeds from units sold                                               22,897                   2,641
Cost of units redeemed                                                      -                  (1,612)
Account charges                                                            (1)                      -
                                                            -----------------    --------------------
Increase (decrease)                                                    22,896                   1,029
                                                            -----------------    --------------------
Net increase (decrease)                                                23,302                      57
Net assets, beginning                                                      57                       -
                                                            -----------------    --------------------
Net assets, ending                                          $          23,359                      57
                                                            =================    ====================
Units sold                                                              4,961                     533
Units redeemed                                                              -                    (517)
                                                            -----------------    --------------------
Net increase (decrease)                                                 4,961                      16
Units outstanding, beginning                                               16                       -
                                                            -----------------    --------------------
Units outstanding, ending                                               4,977                      16
                                                            =================    ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      25,538
Cost of units redeemed/account charges                                                         (1,613)
Net investment income (loss)                                                                      (42)
Net realized gain (loss)                                                                         (952)
Realized gain distributions                                                                         5
Net change in unrealized appreciation (depreciation)                                              423
                                                                                        -------------
                                                                                        $      23,359
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $     4.69            5     $       23           1.25%          33.5%
12/31/08          3.52            0              0           1.25%         -29.7%
05/01/08          5.00            0              0           1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%

                       AUL American Individual Unit Trust
                                  T. Rowe Price
               T. Rowe Price Blue Chip Growth Portfolio-77954T506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          135,659    $          134,620                   14,072
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          135,659
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          135,659                25,032     $               5.42
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,396)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,396)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (50,965)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           82,117
                                                                                 --------------------
Net gain (loss)                                                                                31,152
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             29,756
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,396)    $           (2,760)
Net realized gain (loss)                                               (50,965)                (4,901)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    82,117               (119,936)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       29,756               (127,597)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                54,686                 17,213
Cost of units redeemed                                                 (91,334)               (51,250)
Account charges                                                            (86)                   (37)
                                                             -----------------     ------------------
Increase (decrease)                                                    (36,734)               (34,074)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (6,978)              (161,671)
Net assets, beginning                                                  142,637                304,308
                                                             -----------------     ------------------
Net assets, ending                                           $         135,659                142,637
                                                             =================     ==================
Units sold                                                              12,368                  2,945
Units redeemed                                                         (24,294)               (10,754)
                                                             -----------------     ------------------
Net increase (decrease)                                                (11,926)                (7,809)
Units outstanding, beginning                                            36,958                 44,767
                                                             -----------------     ------------------
Units outstanding, ending                                               25,032                 36,958
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     478,663
Cost of units redeemed/account charges                                                       (296,060)
Net investment income (loss)                                                                   (7,672)
Net realized gain (loss)                                                                      (40,311)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,039
                                                                                        -------------
                                                                                        $     135,659
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $     5.42           25     $      136           1.25%          40.4%
12/31/08          3.86           37            143           1.25%         -43.2%
12/31/07          6.80           45            304           1.25%          11.3%
12/31/06          6.11           39            239           1.25%           8.3%
12/31/05          5.64           10             57           1.25%          12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.1%
12/31/07           0.5%
12/31/06           0.5%
12/31/05           0.2%

                       AUL American Individual Unit Trust
                                  T. Rowe Price
                 T. Rowe Price Equity Income Portfolio-77954T100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,842,610    $        9,978,467                  444,340
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,842,610
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        7,842,610               605,197     $              12.96
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            138,022
Mortality & expense charges                                                                   (86,073)
                                                                                 --------------------
Net investment income (loss)                                                                   51,949
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (642,833)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,083,678
                                                                                 --------------------
Net gain (loss)                                                                             1,440,845
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,492,794
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          51,949     $          112,293
Net realized gain (loss)                                              (642,833)              (423,683)
Realized gain distributions                                                  -                356,440
Net change in unrealized appreciation (depreciation)                 2,083,678             (4,799,111)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,492,794             (4,754,061)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               131,181                214,887
Cost of units redeemed                                              (1,059,956)            (2,936,258)
Account charges                                                         (8,770)               (10,460)
                                                             -----------------     ------------------
Increase (decrease)                                                   (937,545)            (2,731,831)
                                                             -----------------     ------------------
Net increase (decrease)                                                555,249             (7,485,892)
Net assets, beginning                                                7,287,361             14,773,253
                                                             -----------------     ------------------
Net assets, ending                                           $       7,842,610              7,287,361
                                                             =================     ==================
Units sold                                                              13,678                 16,672
Units redeemed                                                        (106,028)              (211,351)
                                                             -----------------     ------------------
Net increase (decrease)                                                (92,350)              (194,679)
Units outstanding, beginning                                           697,547                892,226
                                                             -----------------     ------------------
Units outstanding, ending                                              605,197                697,547
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  51,464,841
Cost of units redeemed/account charges                                                    (55,124,956)
Net investment income (loss)                                                                5,680,917
Net realized gain (loss)                                                                    4,916,491
Realized gain distributions                                                                 3,041,174
Net change in unrealized appreciation (depreciation)                                       (2,135,857)
                                                                                        -------------
                                                                                        $   7,842,610
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $    12.96          605     $    7,843           1.25%          24.0%
12/31/08         10.45          698          7,287           1.25%         -36.9%
12/31/07         16.56          892         14,773           1.25%           2.0%
12/31/06         16.24        1,068         17,344           1.25%          17.5%
12/31/05         13.82        1,278         17,663           1.25%           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.8%
12/31/08           2.3%
12/31/07           1.7%
12/31/06           1.5%
12/31/05           1.6%

                       AUL American Individual Unit Trust
                                  T. Rowe Price
               T. Rowe Price Limited-Term Bond Portfolio-77954R104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          405,022    $          403,722                   80,361
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          405,022
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          405,022                70,097     $               5.78
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              8,184
Mortality & expense charges                                                                    (2,929)
                                                                                 --------------------
Net investment income (loss)                                                                    5,255
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,925
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,283
                                                                                 --------------------
Net gain (loss)                                                                                 8,208
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             13,463
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           5,255     $            3,112
Net realized gain (loss)                                                 4,925                   (792)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     3,283                 (2,163)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       13,463                    157
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               509,885                226,739
Cost of units redeemed                                                (293,140)              (104,246)
Account charges                                                           (212)                   (46)
                                                             -----------------     ------------------
Increase (decrease)                                                    216,533                122,447
                                                             -----------------     ------------------
Net increase (decrease)                                                229,996                122,604
Net assets, beginning                                                  175,026                 52,422
                                                             -----------------     ------------------
Net assets, ending                                           $         405,022                175,026
                                                             =================     ==================
Units sold                                                              89,767                 41,811
Units redeemed                                                         (52,069)               (19,144)
                                                             -----------------     ------------------
Net increase (decrease)                                                 37,698                 22,667
Units outstanding, beginning                                            32,399                  9,732
                                                             -----------------     ------------------
Units outstanding, ending                                               70,097                 32,399
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     943,645
Cost of units redeemed/account charges                                                       (556,640)
Net investment income (loss)                                                                   12,930
Net realized gain (loss)                                                                        3,787
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,300
                                                                                        -------------
                                                                                        $     405,022
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $     5.78           70     $      405           1.25%           7.0%
12/31/08          5.40           32            175           1.25%           0.3%
12/31/07          5.39           10             52           1.25%           4.2%
12/31/06          5.17           12             63           1.25%           2.8%
12/31/05          5.03           13             65           1.25%           0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.8%
12/31/08           4.0%
12/31/07           5.0%
12/31/06           4.5%
12/31/05           1.5%

                       AUL American Individual Unit Trust
                                     Timothy
                 Timothy Conservative Growth Variable-887432714

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           21,557    $           24,851                    2,186
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           21,557
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           21,557                 4,016     $               5.37
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                347
Mortality & expense charges                                                                      (200)
                                                                                 --------------------
Net investment income (loss)                                                                      147
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (201)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,171
                                                                                 --------------------
Net gain (loss)                                                                                 2,970
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,117
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             147     $              163
Net realized gain (loss)                                                  (201)                   833
Realized gain distributions                                                  -                  1,295
Net change in unrealized appreciation (depreciation)                     3,171                 (7,549)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        3,117                 (5,258)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 3,908                  4,307
Cost of units redeemed                                                    (143)                (9,593)
Account charges                                                            (35)                   (35)
                                                             -----------------     ------------------
Increase (decrease)                                                      3,730                 (5,321)
                                                             -----------------     ------------------
Net increase (decrease)                                                  6,847                (10,579)
Net assets, beginning                                                   14,710                 25,289
                                                             -----------------     ------------------
Net assets, ending                                           $          21,557                 14,710
                                                             =================     ==================
Units sold                                                                 699                    873
Units redeemed                                                              (7)                (1,582)
                                                             -----------------     ------------------
Net increase (decrease)                                                    692                   (709)
Units outstanding, beginning                                             3,324                  4,033
                                                             -----------------     ------------------
Units outstanding, ending                                                4,016                  3,324
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      55,699
Cost of units redeemed/account charges                                                        (38,391)
Net investment income (loss)                                                                      643
Net realized gain (loss)                                                                        4,116
Realized gain distributions                                                                     2,784
Net change in unrealized appreciation (depreciation)                                           (3,294)
                                                                                        -------------
                                                                                        $      21,557
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.37            4     $       22           1.25%          21.3%
12/31/08          4.43            3             15           1.25%         -29.4%
12/31/07          6.27            4             25           1.25%           7.4%
12/31/06          5.84            8             44           1.25%           7.7%
12/31/05          5.42            3             17           1.25%           8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.9%
12/31/08           2.1%
12/31/07           0.0%
12/31/06           4.1%
12/31/05           0.1%

                       AUL American Individual Unit Trust
                                     Timothy
                   Timothy Strategic Growth Variable-887432722

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            5,118    $            6,778                      620
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            5,118
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            5,118                 1,011     $               5.06
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 30
Mortality & expense charges                                                                       (54)
                                                                                 --------------------
Net investment income (loss)                                                                      (24)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (38)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,175
                                                                                 --------------------
Net gain (loss)                                                                                 1,137
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,113
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (24)    $               (4)
Net realized gain (loss)                                                   (38)                    30
Realized gain distributions                                                  -                    593
Net change in unrealized appreciation (depreciation)                     1,175                 (3,537)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        1,113                 (2,918)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                      (2)                (2,273)
Account charges                                                             (2)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                         (4)                (2,273)
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,109                 (5,191)
Net assets, beginning                                                    4,009                  9,200
                                                             -----------------     ------------------
Net assets, ending                                           $           5,118                  4,009
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                              (1)                  (375)
                                                             -----------------     ------------------
Net increase (decrease)                                                     (1)                  (375)
Units outstanding, beginning                                             1,012                  1,387
                                                             -----------------     ------------------
Units outstanding, ending                                                1,011                  1,012
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      13,372
Cost of units redeemed/account charges                                                         (8,509)
Net investment income (loss)                                                                      (45)
Net realized gain (loss)                                                                          561
Realized gain distributions                                                                     1,399
Net change in unrealized appreciation (depreciation)                                           (1,660)
                                                                                        -------------
                                                                                        $       5,118
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $     5.06            1     $        5           1.25%          27.9%
12/31/08          3.96            1              4           1.25%         -40.3%
12/31/07          6.63            1              9           1.25%           8.8%
12/31/06          6.10            2             11           1.25%           8.5%
12/31/05          5.62            1              4           1.25%          12.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.7%
12/31/08           1.2%
12/31/07           0.0%
12/31/06           2.7%
12/31/05           0.0%

                       AUL American Individual Unit Trust
                                    Vanguard
                 Vanguard VIF Mid Cap Index Portfolio-921925855

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          629,177    $          686,238                   52,344
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          629,177
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          629,177               114,054     $               5.52
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              9,030
Mortality & expense charges                                                                    (6,629)
                                                                                 --------------------
Net investment income (loss)                                                                    2,401
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (166,761)
Realized gain distributions                                                                    22,576
Net change in unrealized appreciation (depreciation)                                          331,950
                                                                                 --------------------
Net gain (loss)                                                                               187,765
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            190,166
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,401     $            2,404
Net realized gain (loss)                                              (166,761)               (81,350)
Realized gain distributions                                             22,576                 95,145
Net change in unrealized appreciation (depreciation)                   331,950               (372,633)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      190,166               (356,434)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               144,693                177,006
Cost of units redeemed                                                (183,178)              (144,353)
Account charges                                                           (285)                  (279)
                                                             -----------------     ------------------
Increase (decrease)                                                    (38,770)                32,374
                                                             -----------------     ------------------
Net increase (decrease)                                                151,396               (324,060)
Net assets, beginning                                                  477,781                801,841
                                                             -----------------     ------------------
Net assets, ending                                           $         629,177                477,781
                                                             =================     ==================
Units sold                                                              34,913                 34,478
Units redeemed                                                         (40,925)               (30,194)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (6,012)                 4,284
Units outstanding, beginning                                           120,066                115,782
                                                             -----------------     ------------------
Units outstanding, ending                                              114,054                120,066
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,331,369
Cost of units redeemed/account charges                                                       (649,713)
Net investment income (loss)                                                                    1,235
Net realized gain (loss)                                                                     (217,411)
Realized gain distributions                                                                   220,758
Net change in unrealized appreciation (depreciation)                                          (57,061)
                                                                                        -------------
                                                                                        $     629,177
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $     5.52          114     $      629           1.25%          38.6%
12/31/08          3.98          120            478           1.25%         -42.5%
12/31/07          6.93          116            802           1.25%           4.8%
12/31/06          6.61          114            755           1.25%          12.4%
12/31/05          5.88           53            310           1.25%          17.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.6%
12/31/08           1.7%
12/31/07           1.2%
12/31/06           1.0%
12/31/05           0.0%

                       AUL American Individual Unit Trust
                                    Vanguard
              Vanguard VIF Small Company Growth Portfolio-921925889

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          119,291    $           87,723                    8,862
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          119,291
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          119,291                22,033     $               5.41
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                719
Mortality & expense charges                                                                    (1,131)
                                                                                 --------------------
Net investment income (loss)                                                                     (412)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (41,628)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           77,254
                                                                                 --------------------
Net gain (loss)                                                                                35,626
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             35,214
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (412)    $             (474)
Net realized gain (loss)                                               (41,628)                (4,276)
Realized gain distributions                                                  -                  8,646
Net change in unrealized appreciation (depreciation)                    77,254                (44,931)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       35,214                (41,035)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                89,517                 39,275
Cost of units redeemed                                                 (68,599)               (24,534)
Account charges                                                            (81)                   (26)
                                                             -----------------     ------------------
Increase (decrease)                                                     20,837                 14,715
                                                             -----------------     ------------------
Net increase (decrease)                                                 56,051                (26,320)
Net assets, beginning                                                   63,240                 89,560
                                                             -----------------     ------------------
Net assets, ending                                           $         119,291                 63,240
                                                             =================     ==================
Units sold                                                              22,408                  6,877
Units redeemed                                                         (16,452)                (4,410)
                                                             -----------------     ------------------
Net increase (decrease)                                                  5,956                  2,467
Units outstanding, beginning                                            16,077                 13,610
                                                             -----------------     ------------------
Units outstanding, ending                                               22,033                 16,077
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     291,834
Cost of units redeemed/account charges                                                       (172,829)
Net investment income (loss)                                                                   (2,413)
Net realized gain (loss)                                                                      (51,603)
Realized gain distributions                                                                    22,734
Net change in unrealized appreciation (depreciation)                                           31,568
                                                                                        -------------
                                                                                        $     119,291
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $     5.41           22     $      119           1.25%          37.6%
12/31/08          3.93           16             63           1.25%         -40.2%
12/31/07          6.58           14             90           1.25%           2.5%
12/31/06          6.42           13             82           1.25%           8.8%
12/31/05          5.90            2              9           1.25%          18.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.8%
12/31/08           0.7%
12/31/07           0.6%
12/31/06           0.4%
12/31/05           0.0%

                       AUL American Individual Unit Trust
                                    Vanguard
            Vanguard VIF Total Bond Market Index Portfolio-921925202

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          829,269    $          795,778                   70,456
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          829,269
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          829,269               139,197     $               5.96
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             33,427
Mortality & expense charges                                                                    (9,871)
                                                                                 --------------------
Net investment income (loss)                                                                   23,556
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,769
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,196
                                                                                 --------------------
Net gain (loss)                                                                                11,965
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             35,521
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          23,556     $            4,957
Net realized gain (loss)                                                 6,769                  1,723
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     5,196                 16,153
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       35,521                 22,833
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               141,352                556,632
Cost of units redeemed                                                (104,757)               (56,076)
Account charges                                                           (140)                  (140)
                                                             -----------------     ------------------
Increase (decrease)                                                     36,455                500,416
                                                             -----------------     ------------------
Net increase (decrease)                                                 71,976                523,249
Net assets, beginning                                                  757,293                234,044
                                                             -----------------     ------------------
Net assets, ending                                           $         829,269                757,293
                                                             =================     ==================
Units sold                                                              24,394                104,660
Units redeemed                                                         (18,191)               (14,380)
                                                             -----------------     ------------------
Net increase (decrease)                                                  6,203                 90,280
Units outstanding, beginning                                           132,994                 42,714
                                                             -----------------     ------------------
Units outstanding, ending                                              139,197                132,994
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     962,609
Cost of units redeemed/account charges                                                       (212,294)
Net investment income (loss)                                                                   36,809
Net realized gain (loss)                                                                        8,654
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           33,491
                                                                                        -------------
                                                                                        $     829,269
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $     5.96          139     $      829           1.25%           4.6%
12/31/08          5.69          133            757           1.25%           3.9%
12/31/07          5.48           43            234           1.25%           5.6%
12/31/06          5.19           43            222           1.25%           3.1%
12/31/05          5.03           14             70           1.25%           0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           4.2%
12/31/08           2.4%
12/31/07           3.9%
12/31/06           3.2%
12/31/05           0.0%

                       AUL American Individual Unit Trust
                                    Vanguard
                    Vanguard VIF Diversified Value-921925871

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            9,566    $            8,232                      828
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            9,566
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            9,566                 2,234     $               4.28
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                289
Mortality & expense charges                                                                       (98)
                                                                                 --------------------
Net investment income (loss)                                                                      191
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,281
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,239
                                                                                 --------------------
Net gain (loss)                                                                                 2,520
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,711
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Year ended    For the period from
                                                                   12/31/2009    05/01/08 to 12/31/08
                                                            -----------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             191    $                 (6)
Net realized gain (loss)                                                1,281                       0
Realized gain distributions                                                 -                       -
Net change in unrealized appreciation (depreciation)                    1,239                      95
                                                            -----------------    --------------------
Increase (decrease) in net assets from operations                       2,711                      89
                                                            -----------------    --------------------
Contract owner transactions:
Proceeds from units sold                                               10,786                   2,086
Cost of units redeemed                                                 (6,095)                      -
Account charges                                                           (11)                      -
                                                            -----------------    --------------------
Increase (decrease)                                                     4,680                   2,086
                                                            -----------------    --------------------
Net increase (decrease)                                                 7,391                   2,175
Net assets, beginning                                                   2,175                       -
                                                            -----------------    --------------------
Net assets, ending                                          $           9,566                   2,175
                                                            =================    ====================
Units sold                                                              3,107                     637
Units redeemed                                                         (1,510)                      -
                                                            -----------------    --------------------
Net increase (decrease)                                                 1,597                     637
Units outstanding, beginning                                              637                       -
                                                            -----------------    --------------------
Units outstanding, ending                                               2,234                     637
                                                            =================    ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      12,872
Cost of units redeemed/account charges                                                         (6,106)
Net investment income (loss)                                                                      185
Net realized gain (loss)                                                                        1,281
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,334
                                                                                        -------------
                                                                                        $       9,566
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            ---------------------------------------------------------------------
12/31/09    $     4.28            2     $       10           1.25%          25.3%
12/31/08          3.42            1              2           1.25%         -31.7%
05/01/08          5.00            0              0           1.25%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           4.9%
12/31/08           0.0%

                       AUL American Individual Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies

The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 4, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced on November 21, 1994. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

Mutual Fund                                      Referred to as
OneAmerica Funds, Inc.                                 OneAmerica

Fidelity Variable Insurance Products Fund              Fidelity
Fidelity Variable Insurance Products Freedom Funds

American Century Variable Portfolios, Inc.             American Century

Alger Portfolios                                       Alger

T. Rowe Price Equity Series, Inc.                      T. Rowe Price
T. Rowe Price Fixed Income Series, Inc.

Janus Aspen Series                                     Janus

Pioneer Variable Contracts Trust                       Pioneer

AIM Variable Insurance Funds                           AIM

Neuberger Berman Advisers Management Trust             Neuberger Berman

Calvert Variable Series, Inc.                         Calvert

Dreyfus Investment Portfolios                         Dreyfus
Dreyfus Variable Investment Fund

Vanguard Variable Insurance Fund                     Vanguard

Timothy Plan Portfolio Variable Series               Timothy

Royce Capital Fund                                   Royce

Columbia Funds Variable Insurance Trust              Columbia

AllianceBernstein Variable Products Series Fund, Inc.Alliance Bernstein

Franklin Templeton Variable Insurance Products Trust Franklin Templeton

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2009 or for which investment income and expense transactions commenced at various dates during 2009 and prior years.

For periods prior after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

                       AUL American Individual Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies(continued)

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements presented as "unaudited".

Accumulation unit values and total returns for such subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expense rates.

Accumulation Units and Unit Values

In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Security Valuation, Transactions, and Related Income

The value of investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

Various inputs are used in determining the value of the Variable Account subaccount's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk etc.)

Level 3 - significant unobservable inputs (including the subaccount's own assumptions in determining the fair value of investments)

                       AUL American Individual Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1. Organizations and Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Variable Account subaccount's assets carried at fair value:

                                              Investments
Valuation inputs                              in Securities
Level 1 - Quoted Prices                       $74,248,559
Level 2 - Other Significant Observable Inputs $0
Level 3 - Significant Unobservable Inputs     $0
Total                                         $74,248,559

The investments in each subaccount are all classified as Level 1.

As of December 31, 2009 and 2008, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

Related Party Transactions

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc. ("the Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

     Value                 0.50%          Asset Director            0.50%
     Money Market          0.40%          Investment Grade Bond     0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

                       AUL American Individual Unit Trust

                         NOTES TO FINANCIAL STATEMENTS


1. Organizations and Summary of Significant Accounting Policies (continued)

Management of the Variable Account has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.     Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed during 2009 and 2008 were $93,016 and $106,634 respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.

                       AUL American Individual Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

2.     Account Charges (continued)

However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:

Flexible Premium Contract                    One Year Flexible Premium Contract

Contract Year   Withdrawal Charge          Contract Year      Withdrawal Charge

1                  10%                          1                    7%
2                   9%                          2                    6%
3                   8%                          3                    5%
4                   7%                          4                    4%
5                   6%                          5                    3%
6                   5%                          6                    2%
7                   4%                          7                    1%
8                   3%                          8 or more            0%
9                   2%
10                  1%
11 or more          0%

The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.

All account charges are recorded as redemptions of units in the accompanying statement of changes in net assets.

Mortality and Expense Risk Charges

AUL deducts a daily charge for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the period ended December 31, 2009 and December 31, 2008 were $847,862 and $1,296,332 respectively. These charges are recorded as a reduction of unit value on the accompanying statement of operations.


3.     New Accounting Standards

Effective January 1, 2009, the Variable Account adopted Accounting Standards Codification ("ASC") 815, Disclosures about Derivative Instruments and Hedging Activities. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Variable Account did not own any derivative instruments during the year ended 2009; therefore additional disclosure was not required.

Effective January 1, 2009, the Variable Account adopted ASC 820, Fair Value Measurements and Disclosures. ASC 820 requires determining fair value when the volume and level of activity for the asset or liability has significantly decreased and identifying transactions that are not orderly. The pronouncement indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Management has determined that the volume and level of activity for asset and liability valuation has not significantly decreased and transactions were orderly as of December 31, 2009; therefore increased analysis and judgment was not required to estimate fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.

REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2009, 2008 AND 2007

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder's equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the "Company") at December 31, 2009 and December 31, 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 17, 2010

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                2009     (in millions)    2008
----------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities - available for sale, at fair value:
    (amortized cost: 2009 - $9,252.8; 2008 - $8,386.4)                $ 9,726.9                 $ 7,934.3
  Equity securities at fair value:
    (cost: 2009 - $89.8; 2008 - $102.6)                                    93.5                      90.7
  Mortgage loans                                                        1,492.1                   1,419.7
  Real estate, net                                                         50.3                      49.0
  Policy loans                                                            244.2                     234.2
  Short-term and other invested assets                                     27.4                      14.6
  Cash and cash equivalents                                               207.8                     241.4
----------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                  11,842.2                   9,983.9
Accrued investment income                                                 132.5                     118.1
Reinsurance receivables                                                 2,156.3                   2,101.0
Deferred acquisition costs                                                560.6                     715.8
Value of business acquired                                                 78.4                     117.8
Property and equipment, net                                                52.8                      52.5
Insurance premiums in course of collection                                 22.9                      24.0
Federal income taxes                                                          -                      94.9
Other assets                                                               78.0                      78.9
Assets held in separate accounts                                        6,896.6                   5,206.8
----------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      $21,820.3                 $18,493.7
==========================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                     $11,142.4                 $10,429.6
  Other policyholder funds                                              1,089.0                     891.2
  Pending policyholder claims                                             207.4                     255.2
  Surplus notes and notes payable                                         275.0                     275.0
  Federal income taxes                                                    187.8                         -
  Other liabilities and accrued expenses                                  325.0                     331.3
  Deferred gain on indemnity reinsurance                                  58.1                       62.3
  Liabilities related to separate accounts                              6,896.6                   5,206.8
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    20,181.3                  17,451.4
==========================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                           -                         -
  Retained earnings                                                     1,420.2                   1,317.5
  Accumulated other comprehensive income (loss):
    Unrealized appreciation (depreciation) of securities, net of tax      244.1                    (233.8)
    Benefit plans, net of tax                                             (25.3)                    (41.4)
----------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                          1,639.0                   1,042.3
----------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $21,820.3                 $18,493.7
==========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                              Year ended December 31
                                                                   -------------------------------------------
(in millions)                                                          2009              2008            2007
--------------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                      $  380.3          $  342.9        $  344.4
  Policy and contract charges                                         168.8             181.0           190.4
  Net investment income                                               638.5             584.2           534.3
  Realized investment gains and (losses);
    Other-than-temporary impairments on fixed maturity securities     (12.2)            (24.2)           (4.3)
    Other-than-temporary impairments on fixed maturity securities
      transferred to other comprehensive income                         0.1                 -               -
    Other realized investment gains                                    23.0               3.6             1.6
  Other income                                                         18.2              22.4            37.4
--------------------------------------------------------------------------------------------------------------
    TOTAL REVENUES                                                  1,216.7           1,109.9         1,103.8
==============================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                     358.0             369.0           355.3
  Interest expense on annuities and financial products                314.2             265.7           238.6
  General operating expenses                                          210.8             194.8           190.9
  Commissions                                                          60.5              59.5            66.1
  Amortization                                                         81.3             117.6            85.2
  Dividends to policyholders                                           26.6              29.1            27.4
  Interest expense on surplus notes and notes payable                  19.8              19.8            19.8
--------------------------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES                                     1,071.2           1,055.5           983.3
==============================================================================================================
Income before income tax expense                                      145.5              54.4           120.5
Income tax expense                                                     42.8              14.9            32.4
--------------------------------------------------------------------------------------------------------------
    NET INCOME                                                     $  102.7          $   39.5        $   88.1
==============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                       ACCUMULATED OTHER
                                                                  COMPREHENSIVE INCOME (LOSS)
                                                                  ---------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION/
                                                                  (DEPRECIATION)    BENEFIT
                                        COMMON       RETAINED     OF SECURITIES,     PLANS,
(IN MILLIONS)                            STOCK       EARNINGS       NET OF TAX     NET OF TAX       TOTAL
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                $-        $1,201.8        $  20.9         $    -       $1,222.7
Comprehensive income:
  Net income                                -            88.1              -              -           88.1
  Other comprehensive income                -               -           33.6              -           33.6
-----------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                           121.7
Cumulative effect adjustments;
  Adoption of DAC accounting change,
    net of tax                              -           (11.5)             -              -          (11.5)
  Adoption of Pension accounting change,
    net of tax                              -            (0.4)             -          (11.7)         (12.1)
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                 -         1,278.0           54.5          (11.7)       1,320.8
Comprehensive income (loss):
  Net income                                -            39.5              -              -           39.5
  Other comprehensive income (loss)         -               -         (288.3)         (29.7)        (318.0)
-----------------------------------------------------------------------------------------------------------
Total comprehensive income (loss)                                                                   (278.5)
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                 -         1,317.5         (233.8)         (41.4)       1,042.3
Comprehensive income:
  Net income                                -           102.7              -              -          102.7
  Other comprehensive income                -               -          477.9           16.1          494.0
-----------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                           596.7
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2009                $-        $1,420.2        $ 244.1         $(25.3)      $1,639.0
===========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     Year ended December 31
                                                                          --------------------------------------------
(in millions)                                                                  2009              2008            2007
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                $   102.7         $    39.5       $    88.1
Adjustments to reconcile net income to net cash:
    Amortization                                                               81.3             117.6            85.2
    Depreciation                                                               12.8              14.1            14.2
    Deferred taxes                                                              9.6              (5.9)            8.5
    Realized investment (gains) losses, net                                   (10.9)             20.6             2.7
    Policy acquisition costs capitalized                                      (93.9)            (86.3)          (80.8)
    Interest credited to deposit liabilities                                  286.7             254.2           241.0
    Fees charged to deposit liabilities                                       (80.1)            (81.4)          (78.1)
    Amortization and accrual of investment income                              (5.2)             (7.3)           (4.4)
    Increase (decrease) in insurance liabilities                               22.8             139.8           (24.9)
    Increase in other assets                                                  (77.3)           (117.6)           (1.6)
    Increase in other liabilities                                              23.0              16.8            28.0
----------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                     271.5             304.1           277.9
======================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases:
    Fixed maturities, available-for-sale                                   (1,704.8)         (1,911.0)       (1,317.5)
    Equity securities                                                         (19.7)            (67.9)           (8.3)
    Mortgage loans                                                           (214.8)           (181.8)         (230.5)
    Real estate                                                                (1.6)             (3.1)          (14.6)
    Short-term and other invested assets                                      (36.7)             (5.8)          (13.7)
  Proceeds from sales, calls or maturities:
    Fixed maturities, available-for-sale                                      856.5             798.3           801.0
    Equity securities                                                          30.8               2.4            10.8
    Mortgage loans                                                            139.5             156.7           187.2
    Real estate                                                                   -               4.0             4.6
    Short-term and other invested assets                                       22.2               9.6            27.2
  Transfer from indemnity reinsurance transactions, net                           -                 -           551.9
----------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                        (928.6)         (1,198.6)           (1.9)
======================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits to insurance liabilities                                       2,517.0           3,039.8         2,025.6
    Withdrawals from insurance liabilities                                 (1,883.5)         (2,047.7)       (2,325.2)
    Other                                                                     (10.0)             (8.9)           10.8
----------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing activities                              623.5             983.2          (288.8)
======================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (33.6)             88.7           (12.8)
======================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                   241.4             152.7           165.5
======================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                     $   207.8         $   241.4       $   152.7
======================================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
    Policy loans                                                          $       -         $       -       $    39.8
    Transfer of reserves, net                                                     -                 -           591.7
======================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
   (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
   Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

   The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

   o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

   o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

   o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION

   The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS

   Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

   Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains and losses". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $55.6 million and $53.1 million at December 31, 2009 and 2008, respectively. Depreciation expense for investment in real estate amounted to $3.0 million, $2.8 million and $2.9 million for 2009, 2008, and 2007, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

   Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. Beginning April 1, 2009, for fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. Equity securities and, prior to April 1, 2009, fixed maturity securities were considered impaired, and their cost basis was written down to fair value through earnings, when management did not expect to recover the amortized cost, or if the Company could not demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

   o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

   o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

   o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

   o For miscellaneous group life and health policies, over the premium rate guarantee period.

   For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits of gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

   A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2014 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

   Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7-Valuation of Business Acquired. The valuation adjustment for certain products is limited based on the original capitalized amount.

   Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

   PROPERTY AND EQUIPMENT

   Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $118.8 million and $112.4 million as of December 31, 2009 and 2008, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2009, 2008 and 2007 was $9.8 million, $11.3 million and $11.0 million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   ASSETS HELD IN SEPARATE ACCOUNTS

   Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

   PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

   The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

   Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

   RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

   Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives (refer to Note 15-Fair Value). The Company is no longer writing these benefits. The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,255.5 million and $1,083.8 million at December 31, 2009 and 2008, respectively.

                                                               AS OF DECEMBER 31,
                                                         ---------------------------
(in millions)                                                2009              2008
------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                    $1,255.5          $1,083.8
  Net amount at risk (1)                                    116.5             278.7
  GAAP reserve                                                1.1               3.6

Guaranteed Minimum Income Benefit
  Total account value                                    $  289.7          $  262.6
  GAAP reserve                                               15.4              13.4

Guaranteed Minimum Accumulated Benefit
  Total account value                                    $   19.9          $   16.6
  GAAP reserve                                                0.4               2.9

Guaranteed Minimum Withdrawal Benefit
  Total account value                                    $  152.5          $  107.2
  GAAP reserve                                               (1.2)             18.5
====================================================================================

   (1) Represents the amount of death benefit in excess of the account value.

   In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $4.4 million, $8.8 million and $9.0 million for 2009, 2008 and 2007, respectively. Amounts amortized totaled $6.3 million, $3.3 million and $2.8 million for 2009, 2008 and 2007, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $29.8 million and $31.7 million at December 31, 2009 and 2008, respectively.

   INCOME TAXES

   The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

   Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2009 and 2008, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   COMPREHENSIVE INCOME

   Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

   RECLASSIFICATION

   Certain 2008 and 2007 financial statement balances have been reclassified to conform to the 2009 presentation.

   DERIVATIVES

   Authoritative guidance for derivative instruments and hedging activities requires recognition of all asset or liability derivatives to be carried at fair value. At December 31, 2009 and 2008, the Company did not hold any derivative instruments or hedges.

   GOODWILL AND OTHER INTANGIBLE ASSETS

   The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance as revised April 2009. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed this test during 2009 and 2008 and determined the carrying value of goodwill was not impaired.

   Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $17.3 million at both December 31, 2009 and 2008.

   The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

   RECENT ACCOUNTING PRONOUNCEMENTS

   In August 2009, the Financial Accounting Standards Board ("FASB") issued updated guidance for the fair value measurement of liabilities. This guidance provides clarification on how to measure fair value in circumstances in which a quoted price in an active market for the identical liability is not available. This guidance also clarifies that restrictions preventing the transfer of a liability should not be considered as a separate input or adjustment in the measurement of fair value. The Company adopted this guidance effective with the annual reporting period ended December 31, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   In June 2009, the FASB issued "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", which established the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Codification was effective for financial statements issued for the interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the adoption of Codification had no impact on the Company's consolidated financial statements.

   In May 2009, the FASB issued authoritative guidance that established standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, the guidance sets forth: (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The requirements of the guidance are applied on a prospective basis to interim or annual financial periods ending after June 15, 2009. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of other-than-temporary impairments of debt securities. This new guidance is effective for reporting periods ending after June 15, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

   In January 2009, the FASB issued new authoritative guidance that revised other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of the original guidance. This new guidance is effective for reporting periods ending after December 15, 2008. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

   In December 2008, the FASB revised the authoritative guidance for employers' disclosures about postretirement benefit plan assets. This new guidance requires additional disclosures about the components of plan assets, investment strategies, significant concentrations of risk, and the fair value measurement of plan assets. The Company adopted this guidance effective December 31, 2009. Refer to Note 9-Benefit Plans for additional detail.

   In October 2008, the FASB revised the authoritative guidance on determining the fair value of a financial asset when the market for that asset is not active and applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

   In February 2008, the FASB revised the authoritative guidance which delayed the effective date related to fair value measurements and disclosures for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company's adoption of this guidance effective January 1, 2009, did not have a material effect on the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   In December 2007, the FASB issued authoritative guidance for business combinations which addresses the accounting for business acquisitions effective for fiscal years beginning on or after December 15, 2008. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. The Company will implement this guidance for all future business combinations.

   In December 2007, the FASB issued authoritative guidance for noncontrolling interests in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. OneAmerica does not currently have an outstanding noncontrolling interest in any of its subsidiaries.

   In September 2006, the FASB issued authoritative guidance on fair value measurements. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance does not change which assets and liabilities are required to be recorded at fair value, but the application of this guidance could change practices in determining fair value. The Company has adopted this guidance; refer to Note 15-Fair Value for additional detail.

   In September 2006, the FASB issued authoritative guidance for employers' accounting for defined benefit pension and other postretirement plans, which amended previous guidance. This guidance requires recognition of the overfunded or underfunded status of defined benefit pension and postretirement plans as an asset or liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The Company has adopted this guidance; refer to Note 9-Benefit Plans for additional detail.

   In September 2005, the Accounting Standards Executive Committee issued authoritative guidance on accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The Company's adoption of this guidance reduced retained earnings by $11.5 million, net of tax in 2007.

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

   In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

   On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,646.1 million at December 31, 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED

   As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.2 million, $5.2 million and $13.2 million of deferred gain amortization in 2009, 2008 and 2007, respectively, which is included in other income. The 2007 increase in deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

4. INVESTMENTS

   The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                             DECEMBER 31, 2009
---------------------------------------------------------------------------------------------
                                                              GROSS UNREALIZED
DESCRIPTION OF SECURITIES                   AMORTIZED       -------------------         FAIR
(in millions)                                  COST         GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                        $  235.2       $  5.4        $ 4.4      $  236.2
Corporate securities                          7,207.3        439.3         47.6       7,599.0
Mortgage-backed securities                    1,810.3         90.2          8.8       1,891.7
---------------------------------------------------------------------------------------------
    Total fixed maturities                    9,252.8        534.9         60.8       9,726.9
Equity securities                                89.8          6.2          2.5          93.5
---------------------------------------------------------------------------------------------
    Total                                    $9,342.6       $541.1        $63.3      $9,820.4
=============================================================================================

TEM 04/06/10

                                                             December 31, 2008
---------------------------------------------------------------------------------------------
                                                              Gross Unrealized
Description of Securities                   Amortized       -------------------         Fair
(in millions)                                  Cost         Gains        Losses        Value
---------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                        $  144.2       $  9.6       $  8.9      $  144.9
Corporate securities                          6,338.2         77.3        535.9       5,879.6
Mortgage-backed securities                    1,904.0         62.5         56.7       1,909.8
---------------------------------------------------------------------------------------------
    Total fixed maturities                    8,386.4        149.4        601.5       7,934.3
Equity securities                               102.6          1.7         13.6          90.7
---------------------------------------------------------------------------------------------
    Total                                    $8,489.0       $151.1       $615.1      $8,025.0
=============================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

   Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2009:

---------------------------------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -------------------      -------------------      ---------------------
DESCRIPTION OF SECURITIES           FAIR   UNREALIZED       FAIR    UNREALIZED       FAIR      UNREALIZED
(in millions)                      VALUE     LOSSES        VALUE      LOSSES        VALUE        LOSSES
---------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
  states, political subdivisions
  and foreign governments          $111.7     $ 3.9        $  5.5      $ 0.5       $  117.2       $ 4.4
Corporate securities                411.1       7.2         508.2       40.4          919.3        47.6
Mortgage-backed securities           64.9       1.2         110.6        7.6          175.5         8.8
---------------------------------------------------------------------------------------------------------
                                   $587.7     $12.3        $624.3      $48.5       $1,212.0       $60.8
=========================================================================================================

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2008:

---------------------------------------------------------------------------------------------------------
                                  Less Than 12 Months       12 Months or More              Total
                                  -------------------      -------------------     ----------------------
Description of Securities           Fair   Unrealized       Fair    Unrealized      Fair      Unrealized
(in millions)                      Value     Losses        Value      Losses       Value        Losses
---------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
  states, political subdivisions
  and foreign governments         $   34.9   $  5.3       $   14.5    $  3.6      $   49.4      $  8.9
Corporate securities               3,129.0    323.0        1,061.5     212.9       4,190.5       535.9
Mortgage-backed securities           224.9     41.1           99.1      15.6         324.0        56.7
---------------------------------------------------------------------------------------------------------
                                  $3,388.8   $369.4       $1,175.1    $232.1      $4,563.9      $601.5
=========================================================================================================

   OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   CORPORATE SECURITIES. The $47.6 million of gross unrealized losses is comprised of $37.6 million related to investment grade securities and $10.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.8 million. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate changes. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   Gross Unrealized Loss Positions for Marketable Equity Securities:

---------------------------------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -------------------      -------------------      ---------------------
DESCRIPTION OF SECURITIES           FAIR   UNREALIZED       FAIR    UNREALIZED       FAIR      UNREALIZED
(in millions)                      VALUE     LOSSES        VALUE      LOSSES        VALUE        LOSSES
---------------------------------------------------------------------------------------------------------
December 31, 2009                  $ 0.3      $   -        $16.5       $2.5         $16.8         $ 2.5
December 31, 2008                  $39.4      $10.5        $ 4.8       $3.1         $44.2         $13.6
=========================================================================================================

   MARKETABLE EQUITY SECURITIES. As of December 31, 2009, gross unrealized losses on equity securities were $2.5 million. Because the Company has the ability and intent to hold these investments until a recovery of cost, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2009, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                  ----------------------------------
(in millions)                                     AMORTIZED COST          FAIR VALUE
------------------------------------------------------------------------------------
Due in one year or less                              $  267.5              $  272.0
Due after one year through five years                 2,620.1               2,775.5
Due after five years through 10 years                 3,010.1               3,189.5
Due after 10 years                                    1,544.8               1,598.2
------------------------------------------------------------------------------------
                                                      7,442.5               7,835.2
Mortgage-backed securities                            1,810.3               1,891.7
------------------------------------------------------------------------------------
                                                     $9,252.8              $9,726.9
====================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                2009         2008        2007
-------------------------------------------------------------------------------------------
Fixed maturity securities                                  $535.1       $461.1      $405.7
Equity securities                                             2.4          5.7         1.8
Mortgage loans                                               94.4         97.9        99.1
Real estate                                                  18.1         19.0        16.9
Policy loans                                                 15.2         13.8        12.3
Other                                                         6.5         15.5        23.0
-------------------------------------------------------------------------------------------
Gross investment income                                     671.7        613.0       558.8
Investment expenses                                          33.2         28.8        24.5
-------------------------------------------------------------------------------------------
Net investment income                                      $638.5       $584.2      $534.3
===========================================================================================

   Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                2009          2008       2007
-------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities  $516.9       $ 296.8     $329.2
Gross realized gains on the sale of fixed maturities         32.4           5.1        1.8
Gross realized losses on sale of fixed maturities            (5.6)         (2.0)      (3.6)
Change in unrealized appreciation (depreciation)            926.2        (530.7)      57.0
===========================================================================================

   The Company does not accrue income on non-income producing investments. At December 31, 2009, the Company held four non-income producing fixed maturity investments with a total book value of $0.1 million. The Company did not have any non-income producing fixed maturity investments at December 31, 2008.

   Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                2009          2008       2007
-------------------------------------------------------------------------------------------
Fixed maturity securities                                  $ 26.8        $  3.1      $(1.8)
Equity securities                                             4.2             -        1.0
Real estate and mortgage loans                               (0.5)          0.7        2.8
Mortgage loan allowance                                      (2.4)            -          -
Impairments in fixed maturitities                           (12.2)        (24.2)      (4.3)
Impairments in equities                                      (5.0)         (0.2)      (0.4)
-------------------------------------------------------------------------------------------
Realized investment gains (losses)                         $ 10.9        $(20.6)     $(2.7)
===========================================================================================

   The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2009, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 28 percent of the portfolio was invested. A total of 35 percent and 28 percent of the mortgage loans have been issued on retail and industrial properties, respectively. These loans are primarily backed by long-term leases or guarantees from strong credits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   The Company had outstanding mortgage loan commitments of approximately $53.6 million and $59.9 million at December 31, 2009 and 2008, respectively.

   The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company has invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment is $15 million. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME (LOSS)

   Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                 2009          2008       2007
--------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
  Fixed maturity securities                                $ 474.1       $(452.1)    $ 78.6
  Equity securities                                            3.7         (11.9)      12.3
Valuation adjustment                                        (102.3)        104.3       (6.8)
Deferred taxes                                              (131.4)        125.9      (29.6)
--------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax     244.1        (233.8)      54.5
Benefit plans, net of tax                                    (25.3)        (41.4)     (11.7)
--------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)              $ 218.8       $(275.2)    $ 42.8
============================================================================================

   The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                 2009           2008        2007
----------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability,
  net of tax-2009, $(8.7); 2008, $16.0                      $ 16.1        $ (29.7)     $    -
Adoption of pension accounting change,
  net of tax-2007, $6.2                                          -              -       (11.7)
Unrealized appreciation (depreciation) on securities,
  net of tax-2009, ($257.3); 2008, $155.5; 2007, ($18.2)     492.8         (286.3)       32.2
Reclassification adjustment for gains (losses)
  included in net income,
  net of tax-2009, $8.1; 2008, $1.1; 2007, ($0.8)            (14.9)          (2.0)        1.4
----------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax               $494.0        $(318.0)     $ 21.9
==============================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. DEFERRED POLICY ACQUISITION COSTS

   The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                          2009           2008        2007
---------------------------------------------------------------------------------------
Balance, beginning of year                           $636.6        $ 658.3      $606.7
Acquired deferred acquisition costs                       -              -        65.6
Capitalization of deferred acquisition costs           93.9           86.3        80.8
Amortization of deferred acquisition costs            (77.4)        (108.0)      (77.4)
Adoption of DAC accounting change                         -              -       (17.4)
---------------------------------------------------------------------------------------
  Subtotal                                            653.1          636.6       658.3
Valuation adjustment                                  (92.5)          79.2       (10.4)
---------------------------------------------------------------------------------------
Balance, end of year                                 $560.6        $ 715.8      $647.9
=======================================================================================

7. VALUATION OF BUSINESS ACQUIRED

   The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                          2009           2008        2007
---------------------------------------------------------------------------------------
Balance, beginning of year                           $ 92.4         $102.0      $109.8
Amortization                                           (3.9)          (9.6)       (7.8)
---------------------------------------------------------------------------------------
   Subtotal                                            88.5           92.4       102.0
Valuation adjustment                                  (10.1)          25.4         3.6
---------------------------------------------------------------------------------------
Balance, end of year                                 $ 78.4         $117.8      $105.6
=======================================================================================

   The 2009 amortization includes an adjustment for interest margins.

   The average expected life of VOBA varies by product, and is 25 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

   The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                        VOBA
   (in millions)                                                    AMORTIZATION
   -----------------------------------------------------------------------------
   2010                                                                $ 6.1
   2011                                                                  6.0
   2012                                                                  5.8
   2013                                                                  5.5
   2014                                                                  5.3
   2015 and thereafter                                                  59.8
   -----------------------------------------------------------------------------
   Total                                                               $88.5
   =============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. INSURANCE LIABILITIES

   Insurance liabilities consisted of the following:

------------------------------------------------------------------------------------------------------------
                                                     MORTALITY OR
                                       WITHDRAWAL      MORBIDITY     INTEREST RATE           DECEMBER 31,
(in millions)                          ASSUMPTION     ASSUMPTION      ASSUMPTION          2009         2008
------------------------------------------------------------------------------------------------------------
Future policy benefits:
  Participating whole life contracts      N/A          COMPANY       2.25% TO 6.0%   $ 1,036.5    $   998.4
                                                      EXPERIENCE
  Universal life-type contracts           N/A             N/A             N/A          1,949.9      1,846.6
  Other individual life contracts       COMPANY        COMPANY       2.25% TO 6.0%       939.3        907.5
                                       EXPERIENCE     EXPERIENCE
  Accident and health                     N/A          COMPANY            N/A            761.3        669.1
                                                      EXPERIENCE
  Annuity products                        N/A             N/A             N/A          6,062.0      5,571.1
  Group life and health                   N/A             N/A             N/A            393.4        436.9
Other policyholder funds                  N/A             N/A             N/A            203.1        205.7
Funding agreements*                       N/A             N/A             N/A            885.9        685.5
Pending policyholder claims               N/A             N/A             N/A            207.4        255.2
------------------------------------------------------------------------------------------------------------
  Total insurance liabilities                                                        $12,438.8    $11,576.0
============================================================================================================

   * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

   Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

   Participating life insurance policies, for which dividends are expected to be paid, represent approximately 26.6 percent and 25.5 percent of the total individual life insurance in force at both December 31, 2009 and 2008, respectively. These participating policies represented 34.2 percent and 34.6 percent of statutory life net premium income for 2009 and 2008, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9. BENEFIT PLANS

   The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

   The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are not eligible for retiree health benefits. The life insurance plans are noncontributory, while the medical plans are contributory,with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2009 and 2008.

   The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

   Obligations and Funded Status:

                                                                PENSION BENEFITS          OTHER BENEFITS
                                                              --------------------      -------------------
(in millions)                                                   2009         2008        2009         2008
-----------------------------------------------------------------------------------------------------------
Employer contributions                                         $13.0       $  6.0      $  1.7       $  1.7
Employee contributions                                             -            -         1.1          1.0
Benefit payments                                                 3.0          2.6         2.7          2.7
Funded status (deficit)                                         (9.4)       (35.5)      (40.3)       (38.4)
===========================================================================================================

Amounts recognized in the balance sheet:


                                                                PENSION BENEFITS          OTHER BENEFITS
                                                              --------------------      -------------------
(in millions)                                                   2009         2008        2009         2008
-----------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                    $(9.4)       $(35.5)     $(40.3)      $(38.4)
-----------------------------------------------------------------------------------------------------------
  Net amount recognized                                       $(9.4)       $(35.5)     $(40.3)      $(38.4)
===========================================================================================================

Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                  $48.9        $ 74.1      $ (5.3)      $ (4.6)
Net prior service costs (benefits)                             (0.9)         (1.1)       (0.2)        (0.4)
Net transition obligation                                      (3.6)         (4.3)          -            -
-----------------------------------------------------------------------------------------------------------
  Net amount recognized                                       $44.4        $ 68.7      $ (5.5)      $ (5.0)
===========================================================================================================

The following table represents plan assets and obligations for the defined benefit plan:


                                                                                           DECEMBER 31,
                                                                                       --------------------
(in millions)                                                                            2009         2008
-----------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                           $135.9       $129.3
Accumulated benefit obligation                                                          116.3        110.5
Fair value of plan assets                                                               126.5         93.8
===========================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   The following table represents net periodic pension and other benefit costs expense:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        --------------------------     -----------------------
(in millions)                                             2009      2008     2007        2009    2008     2007
--------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                               $ 11.3     $ 2.7    $ 3.5      $ 3.2   $ 3.0    $ 4.6
Amounts recognized in other comprehensive income:
  Net actuarial (gains) losses                           (25.2)     48.9     25.2       (0.7)   (4.3)    (0.3)
  Net prior service costs (benefits)                       0.2       0.1     (1.2)       0.2     0.3     (0.7)
  Net transition obligation                                0.7       0.7     (5.0)         -       -        -
--------------------------------------------------------------------------------------------------------------
  Total recognized in other comprehensive income         (24.3)     49.7     19.0       (0.5)   (4.0)    (1.0)
--------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
  and other comprehensive income                        $(13.0)    $52.4    $22.5      $ 2.7   $(1.0)   $ 3.6
==============================================================================================================

   Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $2.6 million, ($0.3) million and ($0.7) million, respectively.

   Weighted-average assumptions used to determine benefit obligations at December 31:

                                                               PENSION BENEFITS           OTHER BENEFITS
                                                             --------------------     --------------------
                                                              2009         2008        2009          2008
----------------------------------------------------------------------------------------------------------
Discount rate                                                 6.65%        6.40%       6.65%         6.40%
Rate of compensation increase                                 4.25%        4.00%       4.25%         4.00%
==========================================================================================================

   Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                          PENSION BENEFITS             OTHER BENEFITS
                                                     -------------------------     -----------------------
                                                      2009     2008     2007       2009     2008     2007
----------------------------------------------------------------------------------------------------------
Discount rate                                         6.40%    6.50%    6.15%      6.40%    6.50%    6.15%
Expected long-term return on plan assets              8.50%    8.75%    8.75%         -        -        -
Rate of compensation increase                         4.00%    4.00%    4.00%      4.00%    4.00%    4.00%
==========================================================================================================

   The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

   Assumed health care trend rates at December 31:

                                                                                     2009           2008
----------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                         9.00%         10.00%
Rate to which the cost trend rate is assumed to decline                              5.00%          5.00%
Year that the rate reaches the ultimate trend rate                                    2018           2013
==========================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   PLAN ASSETS

   The actual pension plan weighted-average asset allocations, by asset category, are 68 and 64 percent for equity securities, and 32 and 36 percent for debt securities at December 31, 2009 and 2008, respectively.

   The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees.For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

   Fair Value Measurements at December 31, 2009:

(in millions)                                                    LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------------------------------------------------
Equity separate account investment options                         $-          $ 86.4          $-
Fixed separate account investment options                           -            20.0           -
Fixed interest investment option                                    -            20.1           -
-----------------------------------------------------------------------------------------------------
  Total                                                            $-          $126.5          $-
=====================================================================================================

   These assets are Level 2 and the fair value is based on inputs which are derived from observable information in the marketplace. Refer to Note 15-Fair Value for additional discussion regarding the levels of the fair value hierarchy.

   CONTRIBUTIONS

   The Company expects to contribute $6.0 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2010.

   ESTIMATED FUTURE BENEFIT PAYMENTS

   The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

   (in millions)                 PENSION BENEFITS                 OTHER BENEFITS
   -----------------------------------------------------------------------------
   2010                               $ 3.6                          $ 2.3
   2011                                 4.0                            2.4
   2012                                 4.7                            3.1
   2013                                 5.2                            3.2
   2014                                 5.8                            3.3
   Years 2015-2019                     41.0                           18.9
   =============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.5 million, $2.4 million and $2.4 million in 2009, 2008 and 2007, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of
    4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.0 million, $1.2 million and $1.3 million in 2009, 2008 and 2007, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $4.8 million, $1.8 million and $3.5 million for 2009, 2008 and 2007, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

    (in millions)                            2009           2008           2007
    ----------------------------------------------------------------------------
    Current                                 $33.2          $20.8          $23.9
    Deferred                                  9.6           (5.9)           8.5
    ----------------------------------------------------------------------------
      Income tax expense                    $42.8          $14.9          $32.4
    ============================================================================

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

    (in millions)                                      2009      2008      2007
    ----------------------------------------------------------------------------
    Income tax computed at statutory tax rate:        $50.9     $19.0     $42.2
      Tax preferenced investment income                (7.8)     (4.0)     (7.9)
      Credits available to offset tax                  (0.7)     (0.6)     (2.2)
      Other                                             0.4       0.5       0.3
    ----------------------------------------------------------------------------
      Income tax expense                              $42.8     $14.9     $32.4
    ============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The federal income tax (asset) liability for the years ended December 31, were as follows:

    (in millions)                                             2009         2008
    ----------------------------------------------------------------------------
    Current                                                 $  2.7       $ (4.4)
    Deferred                                                 185.1        (90.5)
    ----------------------------------------------------------------------------
      Total federal income tax (asset) liability            $187.8       $(94.9)
    ============================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                               2009            2008
-------------------------------------------------------------------------------------------------
Deferred tax assets
   Insurance liabilities                                                  $118.4          $120.2
   Deferred gain on indemnity reinsurance                                   20.3            21.8
   Employee benefit plans                                                   25.1            32.3
   Unrealized depreciation                                                     -           125.9
   Other                                                                    14.6            14.5
-------------------------------------------------------------------------------------------------
     Total deferred tax assets                                             178.4           314.7
-------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Deferred policy acquisition costs & value of business acquired          216.0           213.0
   Fixed assets and software                                                10.2            10.5
   Unrealized appreciation                                                 131.4               -
   Other                                                                     5.9             0.7
-------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                        363.5           224.2
-------------------------------------------------------------------------------------------------
   Total net deferred (asset) liability                                   $185.1          $(90.5)
=================================================================================================

    Federal income taxes paid were $26.1 million and $23.3 million in 2009 and 2008, respectively.

    The Company has $8.2 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2022 and 2027.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

    Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant tax liability resulting from uncertain tax positions. The Company is not aware of any tax position which it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2006 through 2009 remain open to examination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

    (in millions)                           2009            2008           2007
    ----------------------------------------------------------------------------
    Direct premiums                      $ 481.7         $ 460.9        $ 466.1
    Reinsurance assumed                    368.9           387.3          420.0
    Reinsurance ceded                     (470.3)         (505.3)        (541.7)
    ----------------------------------------------------------------------------
      Net premiums                         380.3           342.9          344.4
    ----------------------------------------------------------------------------
      Reinsurance recoveries             $ 402.4         $ 430.8        $ 424.4
    ============================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 91 percent of the Company's December 31, 2009, ceded reserves for life and accident and health insurance. These reinsurers maintain a.m. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2009, 2008 nor 2007 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $65 million at December 31, 2009 compared to $90 million at December 31, 2008. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2009, the carrying value of the FHLBI common stock was $44.7 million. The carrying value of the FHLBI common stock approximates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $884.3 million and $684.2 million as of December 31, 2009 and 2008, respectively. The proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $885.9 million and $685.5 million at December 31, 2009 and 2008, respectively. The average interest rate on these Funding Agreements is 3.76% and range from 2.33% to 4.59%. Maturities for the Funding Agreements range from December 2010 to February 2019. Interest was paid in the amount of $31.6 million and $13.9 million in 2009 and 2008, respectively.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,326.8 million and $1,031.7 million at December 31, 2009 and 2008, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2009, 2008 and 2007.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2009, 2008 and 2007.

    Surplus Notes and Senior Notes:

    (in millions)                                            2009          2008
    ----------------------------------------------------------------------------
    Senior notes, 7%, due 2033                             $200.0        $200.0
    Surplus notes, 7.75%, due 2026                           75.0          75.0
    ----------------------------------------------------------------------------
    Total notes payable                                    $275.0        $275.0
    ============================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

    (in millions)                                           2009           2008
    ----------------------------------------------------------------------------
    SAP surplus                                         $1,000.6       $  863.2
    Asset valuation reserve                                 70.2           45.1
    Deferred policy acquisition costs                      653.1          636.6
    Value of business acquired                              88.1           91.7
    Adjustments to policy reserves                        (175.9)        (147.4)
    Interest maintenance reserves                           24.5           20.0
    Unrealized gain (loss) on invested assets, net         244.1         (233.8)
    Surplus notes                                          (75.0)         (75.0)
    Deferred gain on indemnity reinsurance                 (58.1)         (62.3)
    Deferred income taxes                                 (114.7)         (84.8)
    Other, net                                             (17.9)         (11.0)
    ----------------------------------------------------------------------------
    GAAP equity                                         $1,639.0       $1,042.3
    ============================================================================

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

    (in millions)                               2009         2008          2007
    ----------------------------------------------------------------------------
    SAP net income                            $ 89.9       $ 28.8         $76.0
    Deferred policy acquisition costs           16.5        (21.8)         24.0
    Value of business acquired                  (3.6)        (9.2)         (7.3)
    Adjustments to policy reserves               6.2         37.9          12.2
    Deferred income taxes                       (8.1)         6.8          (8.5)
    Other, net                                   1.8         (3.0)         (8.3)
    ----------------------------------------------------------------------------
    GAAP net income                           $102.7       $ 39.5         $88.1
    ============================================================================

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.5 million and $30.9 million at December 31, 2009 and 2008, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid a $35 million dividend to OneAmerica in 2007, while no dividends were paid in 2009 or 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $106 million in 2010.

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     o Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.
     o Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.
     o Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Private placements and certain public debt security valuations are estimated from interest rate spread information provided by independent pricing services (including a liquidity adjustment factor) and as such are generally considered Level 3. Examples include certain public corporate securities, private placements, certain mortgage-backed securities, other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    Fair values for fixed maturity, equity securities and separate account assets are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, industry sector and maturity of the investments, and taking into account the reduced liquidity associated with the security. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

    Variable annuity minimum guarantee embedded derivative liabilities reflect the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market consistent economic scenarios. Since there is no observable active market for the transfer of these obligations, the valuation are calculated using internally developed models, and incorporate significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. If the emergence of future experience differsfrom the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, were as follows:

                                                                DECEMBER 31, 2009
-------------------------------------------------------------------------------------------------------
                                          QUOTED PRICES IN    SIGNIFICANT     SIGNIFICANT       TOTAL
                                           ACTIVE MARKETS     OBSERVABLE     UNOBSERVABLE       FAIR
(in millions)                                  LEVEL 1          LEVEL 2         LEVEL 3         VALUE
-------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                    $   27.0         $4,592.4        $  495.0       $ 5,114.4
   Fixed maturities-private                          -            792.9         1,927.9         2,720.8
   Fixed maturities-mortgage-backed                  -          1,376.8           514.9         1,891.7
-------------------------------------------------------------------------------------------------------
     Subtotal - fixed maturities              $   27.0         $6,762.1        $2,937.8       $ 9,726.9
   Equity securities                              41.2                -            52.3            93.5
   Short-term & other invested assets                -              0.2            25.3            25.5
   Cash equivalents                               98.3             95.0               -           193.3
   Separate account assets (1)                 6,896.2              0.4               -         6,896.6
-------------------------------------------------------------------------------------------------------
Total assets                                  $7,062.7         $6,857.7        $3,015.4       $16,935.8
=======================================================================================================
Liabilities
   Variable annuity guarantee benefits        $      -         $      -        $    2.3       $     2.3
-------------------------------------------------------------------------------------------------------
Total liabilities                             $      -         $      -        $    2.3       $     2.3
=======================================================================================================


                                                                December 31, 2008
-------------------------------------------------------------------------------------------------------
                                          Quoted Prices in    Significant     Significant       Total
                                           Active Markets     Observable     Unobservable       Fair
(in millions)                                  Level 1          Level 2         Level 3         Value
-------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                    $   35.3         $3,625.0        $  265.3       $ 3,925.6
   Fixed maturities-private                          -            602.1         1,496.8         2,098.9
   Fixed maturities-mortgage-backed                  -          1,478.1           431.7         1,909.8
-------------------------------------------------------------------------------------------------------
      Subtotal - fixed maturities             $   35.3         $5,705.2        $2,193.8       $ 7,934.3
   Equity securities                              51.1                -            39.6            90.7
   Short-term & other invested assets                -              0.2             8.7             8.9
   Cash equivalents                              196.3             13.8               -           210.1
   Separate account assets (1)                 5,206.4              0.4               -         5,206.8
-------------------------------------------------------------------------------------------------------
Total assets                                  $5,489.1         $5,719.6        $2,242.1       $13,450.8
=======================================================================================================
Liabilities
   Variable annuity guarantee benefits        $      -         $      -        $   25.0       $    25.0
-------------------------------------------------------------------------------------------------------
Total liabilities                             $      -         $      -        $   25.0       $    25.0
=======================================================================================================

    (1) Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The Company did not have any assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2009 or 2008.

    The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the periods ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                             DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------
                           FAIR VALUE      ITEMS       UNREALIZED    PURCHASES,    TRANSFERS IN        FAIR VALUE
                           JANUARY 1,   INCLUDED IN      GAINS/      ISSUANCES,  AND/OR (OUT) OF      DECEMBER 31,
(in millions)                 2009       NET INCOME     (LOSSES)    SETTLEMENTS     LEVEL 3 (1)           2009
------------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities:
    public                  $  260.6       $  4.1        $ 78.9        $127.2          $24.2            $  495.0
    private                  1,501.5         (3.2)        245.5         165.0           19.1             1,927.9
    mortgage-backed            431.7         (0.1)         56.7           6.6           20.0               514.9
------------------------------------------------------------------------------------------------------------------
    Fixed maturities        $2,193.8       $  0.8        $381.1        $298.8          $63.3            $2,937.8
   Equity securities            39.6            -           0.7          12.0              -                52.3
   Short-term & other
    invested assets              8.7         (0.7)            -          17.3              -                25.3
------------------------------------------------------------------------------------------------------------------
Total assets                $2,242.1       $  0.1        $381.8        $328.1          $63.3            $3,015.4
==================================================================================================================
Liabilities
   Variable annuity
    guarantee benefits      $   25.0       $(22.7)       $    -        $    -          $   -            $    2.3
------------------------------------------------------------------------------------------------------------------
Total liabilities           $   25.0       $(22.7)       $    -        $    -          $   -            $    2.3
==================================================================================================================


                                                             December 31, 2008
------------------------------------------------------------------------------------------------------------------
                           Fair Value      Items        Unrealized     Purchases,   Transfers in       Fair Value
                           January 1,   Included in       gains/       issuances,  and/or (out) of    December 31,
(in millions)                2008        Net Income      (losses)     settlements    Level 3 (1)          2008
------------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities         $1,946.5       $(16.4)       $(227.6)       $325.1         $166.2           $2,193.8
   Equity securities             9.5            -           (1.6)         31.7              -               39.6
   Short-term & other
     invested assets             9.4         (0.9)             -           0.2              -                8.7
   Cash equivalents              1.5            -              -          (1.5)             -                  -
------------------------------------------------------------------------------------------------------------------
Total assets                $1,966.9       $(17.3)       $(229.2)       $355.5         $166.2           $2,242.1
==================================================================================================================
Liabilities
   Variable annuity
     guarantee benefits     $    0.4       $ 24.6        $     -        $    -         $    -           $   25.0
------------------------------------------------------------------------------------------------------------------
Total liabilities           $    0.4       $ 24.6        $     -        $    -         $    -           $   25.0
==================================================================================================================

    (1) Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables provide the components of the items included in net income in the tables above.

                                                              DECEMBER 31, 2009
-------------------------------------------------------------------------------------------------------------
                                                                        GAINS (LOSSES)
                                                          OTHER THAN      FROM SALES,
                                                          TEMPORARY       MATURITIES,     BENEFIT
(in millions)                             AMORTIZATION    IMPAIRMENT      SETTLEMENTS     EXPENSE      TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                   $   -           $(2.7)         $ 6.8        $    -       $  4.1
   Fixed maturities-private                    0.1            (3.5)           0.2          (3.2)
   Fixed maturities-mortgage-backed            0.9            (0.2)          (0.8)         (0.1)
-------------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities              $ 1.0           $(6.4)         $ 6.2        $    -       $  0.8
   Short-term & other invested assets         (0.7)              -              -             -         (0.7)
-------------------------------------------------------------------------------------------------------------
Total assets                                 $ 0.3           $(6.4)         $ 6.2        $    -       $  0.1
=============================================================================================================
Liabilities
   Variable annuity guarantee benefits       $   -           $   -          $   -        $(22.7)      $(22.7)
-------------------------------------------------------------------------------------------------------------
Total liabilities                            $   -           $   -          $   -        $(22.7)      $(22.7)
=============================================================================================================


                                                              December 31, 2008
-------------------------------------------------------------------------------------------------------------
                                                                        Gains (Losses)
                                                          Other Than      from Sales,
                                                          Temporary       Maturities,     Benefit
(in millions)                             Amortization    Impairment      Settlements     Expense      Total
-------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities                          $ 1.4          $(21.9)          $4.1          $   -      $(16.4)
   Short-term & other invested assets         (0.9)              -              -              -        (0.9)
-------------------------------------------------------------------------------------------------------------
Total assets                                 $ 0.5          $(21.9)          $4.1          $   -      $(17.3)
=============================================================================================================
Liabilities
   Variable annuity guarantee benefits       $   -          $    -           $  -          $24.6      $ 24.6
-------------------------------------------------------------------------------------------------------------
Total liabilities                            $   -          $    -           $  -          $24.6      $ 24.6
=============================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                      2009                      2008
----------------------------------------------------------------------------------------------
                                             CARRYING                  Carrying
(in millions)                                  VALUE     FAIR VALUE      value      Fair value
----------------------------------------------------------------------------------------------
Mortgage loans                               $1,492.1     $1,481.5     $1,419.7      $1,391.0
Policy loans                                    244.2        244.2        234.2         234.2
Funding agreements - refer to Note 8            885.9        905.5        685.5         698.2
Surplus notes and notes payable                 275.0        258.4        275.0         231.7
==============================================================================================

TEM 04/06/10
16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 17, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                     Individual Variable Annuity Contracts

                                    Sold By

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                One American Square Indianapolis, Indiana 46282

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2010

                 Part C: Other Information


Item 24.  Financial Statements and Exhibits



a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (10)


     2.   Included in Statement of Additional Information (Part B):


          (a)  Financial Statements of OneAmerica Financial Partners, Inc. (10)


               Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2009 and 2008


               Consolidated  Statements of Operations  for years ended  December

               31, 2009 and 2008


               Consolidated  Statements of Changes in  Shareholder's  Equity and

               Comprehensive Income as of December 31, 2009, 2008 and 2007


               Consolidated  Statements  of  Cash  Flows  for  the  years  ended

               December 31, 2009, 2008 and 2007


               Notes to Consolidated Financial Statements





          (b)  Financial Statements of AUL American Individual Unit Trust (10)


               A  Message  from the  President  & CEO of  American  United  Life

               Insurance Company(R)


               Report of Independent Registered Public Accounting Firm


               Statements of Net Assets as of December 31, 2009


               Statements of Operations for year ended of December 31, 2009


               Statements  of Changes in Net Assets as of December  31, 2009 and

               2008


               Notes to Financial Statements



(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life

          Insurance Company(R) ("AUL") establishing AUL American Individual Unit

          Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1  Distribution  Agreement  between  American  United Life Insurance

               Company(R) and OneAmerica Securities, Inc. (4)


          3.2  Form of Selling Agreement (6)


     4.   Individual Variable Annuity Contract Forms


          4.1  Flexible Premium Variable Annuity Contract LA-28 (1)


          4.2  One Year Flexible Premium Variable Annuity Contract LA-27 (1)


     5.   Individual Variable Annuity Enrollment Form (1)


     6.   Certificate of Incorporation and By-Laws of the Depositor


          6.1  Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company (1)


          6.2  Certification of the Indiana  Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance

               Company and United Mutual Life Insurance Company (1)


          6.3  Second Amended and Restated Articles of Incorporation of American

               United Life Insurance Company(R) (4)


          6.4  Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R) (4)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (1)


          8.2  Form of  Participation  Agreement with American  Century Variable

               Portfolios (1)


          8.3  Form of Participation Agreement with Calvert Variable Series (1)


          8.4  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund (1)


          8.5  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund II (1)


          8.6  Form of Participation Agreement with PBHG Funds, Inc. (1)


          8.7  Form of Participation Agreement with T. Rowe Price Equity Series,

               Inc. (1)


          8.8  Form of Participation  Agreement  between AIM Variable  Insurance

               Funds and American United Life Insurance Company(R) (5)


          8.9  Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (5)


          8.10 Form of Participation Agreement with Janus Aspen Series (5)


          8.11 Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Neuberger  Berman  Advisers  Management

               Trust (5)


          8.12 Form of Amendment to the Participation Agreement between American

               United  Life  Insurance  Company(R)  and  PBHG  Insurance  Series

               Fund (5)


          8.13 Form   of   Participation   Agreement   between   Pioneer   Funds

               Distributor,    Inc.   and   American   United   Life   Insurance

               Company(R) (5)


          8.14 Form  of  Amendment  to  Schedule  A of  Participation  Agreement

               between  American  United Life  Insurance  Company(R) and T. Rowe

               Price Equity Series, Inc. (5)


          8.15 Form  of  Addendum  to the  Account  Services  Agreement  between

               American   United  Life   Insurance   Company(R)   and  Thornburg

               Investment Management, Inc. (5)


          8.16 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and the Timothy Plan (5)


          8.17 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Vanguard Variable Insurance Fund (5)


          8.18 Form of Participation Agreement between American United Life

               Insurance Company, Columbia Funds Variable Insurance Trust,

               Columbia Management Advisors, LLC and Columbia Management

               Distributors (9)


          8.19 Form of Participation Agreement between American United Life

               Insurance Company, Royce Captial Fund and Royce Fund Services,

               Inc.(9)


          8.20 Form of Participation Agreement between American United Life

               Insurance Company,Franklin Templeton Variable Insurance Products

               Trust and Franklin/Templeton Distributors, Inc. (9)


          8.21 Form of Participation Agreement between American United Life

               Insurance Company(R) and AllianceBernstien (9)



     9.   Opinion  and  Consent of  Associate  General  Counsel of AUL as to the

          legality of the Contracts being registered (2)


     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (10)


          10.2 Consent of Dechert Price & Rhoads (1)


          10.3 Powers of Attorney (8)


          10.4 Rule 483 Certified Resolution (10)


     11.  Not applicable


     12.  Not applicable


 -------------------------------------------------------------------------------


(1)  Re-filed  with the  Registrant's  Post-Effective  Amendment No. 6 (File No.

     033-79562) on April 30, 1998.


(2)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the

     Registration Statement (File No. 033-79562) on April 30, 1998.


(3)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  12  to  the

     Registration Statement on April 30, 2003


(4)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  13  to  the

     Registration Statement on April 28, 2004


(5)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  15  to  the

     Registration Statement on April 29, 2005


(6)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  16  to  the

     Registration Statement on April 28, 2006


(7)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  17  to  the

     Registration Statement on May 1, 2007


(8)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  18  to  the

     Registration Statement on May 1, 2008


(9) Filed with the Registrant's Post-Effective Amendment No. 19 to the Registration Statement on April 14, 2009

(10) Filed with the Registrant's Post-Effective Amendment No. 20 to the Registration Statement on April 12, 2010

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic

                                   Planning and Corporate Development (7/02 -6/04);

                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present);

                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were  transferred  to

GE Employers Reinsurance  Corporation on July 1, 2002.  AUL has a 100% equity interest in RMS.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2009,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  68 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2009.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.87% equity interest in the Fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2009, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2009, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT, AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN

INDIVIDUAL  VARIABLE  ANNUITY UNIT TRUST (File No.  811-9193),  and AUL AMERICAN

UNIT TRUST (File No. 811-5929) are separate  accounts of AUL,  organized for the purpose  of the  sale  of  individual  and  group  variable  annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders


As of March 15, 2010, AUL has issued 3,518 Individual variable annuity contracts associated with Registrant.



Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 29. Principal Underwriters


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL  American  Individual  Variable  Life Unit Trust (File No.

          811-08311),  AUL  American  Unit Trust  (File No.  811-05929)  and AUL

          American Individual Variable Annuity Unit Trust (File No. 811-09193).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

       Gregory A. Poston                        Director

          Anthony M. Smart                         Vice President, Operations

       Susan Uhl                       Anti-Money Laundering Officer

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282




     (c)  Not applicable


Item 30. Location of Accounts and Records


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  Investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.



Item 31. Management Services


There are no  management-related  service  contracts  not discussed in Part A or

Part B.

Item 32. Undertakings


The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted

         under the  variable   annuity  contracts  are  reasonable  in  relation

         to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES




As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this  post-effective   amebndment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this  12th day of April,  2010.



                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



* By:  /s/ Richard M. Ellery

       ______________________________________

       Richard M. Ellery as attorney-in-fact


Date: April 12, 2010



As required by the Securities Act of 1933, this post-effective  amendment to the

Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            April 12, 2010
J. Scott Davison*                   Financial Officer



_______________________________     Director                   April 12, 2010
Constance E. Lund*



_______________________________     Director                   April 12, 2010
Dayton H. Molendorp*



_______________________________     Director                   April 12, 2010
Mark C. Roller*



_______________________________     Director                   April 12, 2010
G. David Sapp*



_______________________________     Director                   April 12, 2010
Thomas M. Zurek*






/s/ Richard M. Ellery
___________________________________________

*By: Richard M. Ellery as Attorney-in-fact


Date:    April 12, 2010

                                  EXHIBIT LIST



 Exhibit               Exhibit

 Number in Form
 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------
       10.1            Consent of Independent Auditors

       10.4            Rule 483 Certified Resolution